Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	52-2055918
Plan number	004
Participant loans	$ 146,091,270
EBP, Asset Held for Investment, Total	12,598,187,281
Cash and cash equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	14,509,693
Common Stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	4,379,277,322
Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	6,701,837,103
Corporate bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	593,950,900
Foreign government debt securities
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,967,625
Mutual and registered investment funds
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	380,513,736
Preferred stock
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	6,697,998
U.S. government debt securities
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	$ 519,432,904
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	10.50%
Investment, Identifier [Axis]: CASH & CASH EQUIVALENTS | NA | CASH
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	$ 8,514,052
Investment, Identifier [Axis]: CASH & CASH EQUIVALENTS | NA | FUTURES CASH COLLATERAL
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,668,025
Investment, Identifier [Axis]: CASH & CASH EQUIVALENTS | NA | NET PAYABLES AND RECEIVABLES
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	$ 4,327,616
Investment, Identifier [Axis]: COMMON STOCKS | AAON INC | AAON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,000
Asset held for investment	$ 1,067,500
Investment, Identifier [Axis]: COMMON STOCKS | ABBVIE INC | ABBVIE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,770
Asset held for investment	$ 5,888,188
Investment, Identifier [Axis]: COMMON STOCKS | ABIVAX SA | ABIVAX SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,876
Asset held for investment	$ 1,062,118
Investment, Identifier [Axis]: COMMON STOCKS | ABM INDUSTRIES INC | ABM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	45,063
Asset held for investment	$ 1,906,164
Investment, Identifier [Axis]: COMMON STOCKS | ADAPTIVE BIOTECHNOLOGIES CORP | ADAPTIVE BIOTECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	55,690
Asset held for investment	$ 904,406
Investment, Identifier [Axis]: COMMON STOCKS | ADIENT PLC | ADIENT PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	134,412
Asset held for investment	$ 2,576,678
Investment, Identifier [Axis]: COMMON STOCKS | ADOBE INC | ADOBE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,200
Asset held for investment	$ 4,969,858
Investment, Identifier [Axis]: COMMON STOCKS | ADVANCE AUTO PARTS INC | ADVANCE AUTO PARTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	68,438
Asset held for investment	$ 2,689,613
Investment, Identifier [Axis]: COMMON STOCKS | ADVANCED MICRO DEVICES INC | ADVANCED MICRO DEVICES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,630
Asset held for investment	$ 3,561,481
Investment, Identifier [Axis]: COMMON STOCKS | ADVANCED MICRO DEVICES INC | ADVANCED MICRO DEVICES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	923
Asset held for investment	$ 197,670
Investment, Identifier [Axis]: COMMON STOCKS | ADYEN BV ADR | ADYEN BV ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	69,626
Asset held for investment	$ 1,111,927
Investment, Identifier [Axis]: COMMON STOCKS | AEBI SCHMIDT HOLDING AG | AEBI SCHMIDT HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	204,669
Asset held for investment	$ 2,589,063
Investment, Identifier [Axis]: COMMON STOCKS | AEGON LTD (NY REGD) NEW YORK REGISTERED SHARES | AEGON LTD (NY REGD) NEW YORK REGISTERED SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,874
Asset held for investment	$ 4,247,239
Investment, Identifier [Axis]: COMMON STOCKS | AEROVIRONMENT INC | AEROVIRONMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,698
Asset held for investment	$ 652,619
Investment, Identifier [Axis]: COMMON STOCKS | AGILENT TECHNOLOGIES INC | AGILENT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	81,400
Asset held for investment	$ 11,076,098
Investment, Identifier [Axis]: COMMON STOCKS | AGILYSYS INC | AGILYSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,375
Asset held for investment	$ 401,085
Investment, Identifier [Axis]: COMMON STOCKS | AIR PRODUCTS & CHEMICALS INC | AIR PRODUCTS & CHEMICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	52,000
Asset held for investment	$ 12,845,040
Investment, Identifier [Axis]: COMMON STOCKS | ALCON INC | ALCON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,900
Asset held for investment	$ 1,568,319
Investment, Identifier [Axis]: COMMON STOCKS | ALIGN TECHNOLOGY INC | ALIGN TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,900
Asset held for investment	$ 2,795,085
Investment, Identifier [Axis]: COMMON STOCKS | ALKAMI TECHNOLOGY INC | ALKAMI TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	54,500
Asset held for investment	$ 1,257,315
Investment, Identifier [Axis]: COMMON STOCKS | ALNYLAM PHARMACEUTICALS INC | ALNYLAM PHARMACEUTICALS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,700
Asset held for investment	$ 4,254,855
Investment, Identifier [Axis]: COMMON STOCKS | ALNYLAM PHARMACEUTICALS INC | ALNYLAM PHARMACEUTICALS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,813
Asset held for investment	$ 7,083,339
Investment, Identifier [Axis]: COMMON STOCKS | ALPHABET INC CL A | ALPHABET INC CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	115,850
Asset held for investment	$ 36,261,050
Investment, Identifier [Axis]: COMMON STOCKS | ALPHABET INC CL A | ALPHABET INC CL A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	41,310
Asset held for investment	$ 12,930,030
Investment, Identifier [Axis]: COMMON STOCKS | ALPHABET INC CL A | ALPHABET INC CL A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	88,700
Asset held for investment	$ 27,763,100
Investment, Identifier [Axis]: COMMON STOCKS | ALPHABET INC CL C | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	56,500
Asset held for investment	$ 17,729,700
Investment, Identifier [Axis]: COMMON STOCKS | AMAZON.COM INC | AMAZON.COM INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	122,280
Asset held for investment	$ 28,224,670
Investment, Identifier [Axis]: COMMON STOCKS | AMAZON.COM INC | AMAZON.COM INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,027
Asset held for investment	$ 7,392,472
Investment, Identifier [Axis]: COMMON STOCKS | AMAZON.COM INC | AMAZON.COM INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	104,400
Asset held for investment	$ 24,097,608
Investment, Identifier [Axis]: COMMON STOCKS | AMERICAN ELECTRIC POWER CO INC | AMERICAN ELECTRIC POWER CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	49,300
Asset held for investment	$ 5,684,783
Investment, Identifier [Axis]: COMMON STOCKS | AMERICAN WOODMARK | AMERICAN WOODMARK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,222
Asset held for investment	$ 2,167,966
Investment, Identifier [Axis]: COMMON STOCKS | AMERISAFE INC | AMERISAFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,350
Asset held for investment	$ 512,774
Investment, Identifier [Axis]: COMMON STOCKS | AMETEK INC NEW | AMETEK INC NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	36,630
Asset held for investment	$ 7,520,505
Investment, Identifier [Axis]: COMMON STOCKS | AMPHENOL CORPORATION CL A | AMPHENOL CORPORATION CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,473
Asset held for investment	$ 4,388,401
Investment, Identifier [Axis]: COMMON STOCKS | AMPHENOL CORPORATION CL A | AMPHENOL CORPORATION CL A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,500
Asset held for investment	$ 5,473,170
Investment, Identifier [Axis]: COMMON STOCKS | AMPHENOL CORPORATION CL A | ANHEUSER-BUSCH INBEV SPN ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	210,500
Asset held for investment	$ 13,480,420
Investment, Identifier [Axis]: COMMON STOCKS | AON PLC | AON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,100
Asset held for investment	$ 11,327,448
Investment, Identifier [Axis]: COMMON STOCKS | APPLE INC | APPLE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	178,376
Asset held for investment	$ 48,493,299
Investment, Identifier [Axis]: COMMON STOCKS | APPLE INC | APPLE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	59,454
Asset held for investment	$ 16,163,164
Investment, Identifier [Axis]: COMMON STOCKS | APPLIED DIGITAL CORP | APPLIED DIGITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,949
Asset held for investment	$ 342,029
Investment, Identifier [Axis]: COMMON STOCKS | APPLOVIN CORP | APPLOVIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,574
Asset held for investment	$ 1,734,413
Investment, Identifier [Axis]: COMMON STOCKS | ARCELLX INC | ARCELLX INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,138
Asset held for investment	$ 660,998
Investment, Identifier [Axis]: COMMON STOCKS | ARCELLX INC | ARCELLX INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,800
Asset held for investment	$ 1,682,160
Investment, Identifier [Axis]: COMMON STOCKS | ARCHER DANIELS MIDLAND CO | ARCHER DANIELS MIDLAND CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	99,800
Asset held for investment	$ 5,737,502
Investment, Identifier [Axis]: COMMON STOCKS | ARES MANAGEMENT CORP CL A | ARES MANAGEMENT CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,384
Asset held for investment	$ 385,326
Investment, Identifier [Axis]: COMMON STOCKS | ARGAN INC | ARGAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,388
Asset held for investment	$ 434,888
Investment, Identifier [Axis]: COMMON STOCKS | ARGENX SE SPONSORED ADR | ARGENX SE SPONSORED ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,662
Asset held for investment	$ 1,397,659
Investment, Identifier [Axis]: COMMON STOCKS | ARISTA NETWORKS INC | ARISTA NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,761
Asset held for investment	$ 2,720,314
Investment, Identifier [Axis]: COMMON STOCKS | ARTHUR J GALLAGHAR AND CO | ARTHUR J GALLAGHAR AND CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,700
Asset held for investment	$ 1,216,313
Investment, Identifier [Axis]: COMMON STOCKS | ASCENDIS PHARMA AS | ASCENDIS PHARMA AS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	90,318
Asset held for investment	$ 19,259,410
Investment, Identifier [Axis]: COMMON STOCKS | ASCENDIS PHARMA AS | ASCENDIS PHARMA AS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,597
Asset held for investment	$ 767,024
Investment, Identifier [Axis]: COMMON STOCKS | ASCENDIS PHARMA AS | ASCENDIS PHARMA AS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,100
Asset held for investment	$ 3,433,164
Investment, Identifier [Axis]: COMMON STOCKS | ASSOCIATED BANC CORP | ASSOCIATED BANC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	70,514
Asset held for investment	$ 1,816,441
Investment, Identifier [Axis]: COMMON STOCKS | ASSURANT INC | ASSURANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	36,000
Asset held for investment	$ 8,670,600
Investment, Identifier [Axis]: COMMON STOCKS | ASTERA LABS INC | ASTERA LABS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,812
Asset held for investment	$ 1,133,244
Investment, Identifier [Axis]: COMMON STOCKS | ATLASSIAN CORP PLC CLS A | ATLASSIAN CORP PLC CLS A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,881
Asset held for investment	$ 3,061,365
Investment, Identifier [Axis]: COMMON STOCKS | ATRICURE INC | ATRICURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,500
Asset held for investment	$ 1,325,260
Investment, Identifier [Axis]: COMMON STOCKS | AURORA INNOVATION INC | AURORA INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	168,689
Asset held for investment	$ 647,766
Investment, Identifier [Axis]: COMMON STOCKS | AVANTOR INC | AVANTOR INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	652,600
Asset held for investment	$ 7,478,796
Investment, Identifier [Axis]: COMMON STOCKS | AVANTOR INC | AVANTOR INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	323,900
Asset held for investment	$ 3,711,894
Investment, Identifier [Axis]: COMMON STOCKS | AVERY DENNISON CORP | AVERY DENNISON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,700
Asset held for investment	$ 5,219,956
Investment, Identifier [Axis]: COMMON STOCKS | AVNET INC | AVNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	41,627
Asset held for investment	$ 2,001,426
Investment, Identifier [Axis]: COMMON STOCKS | AXON ENTERPRISE INC | AXON ENTERPRISE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,404
Asset held for investment	$ 11,020,114
Investment, Identifier [Axis]: COMMON STOCKS | BAKER HUGHES CO | BAKER HUGHES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	257,800
Asset held for investment	$ 11,740,212
Investment, Identifier [Axis]: COMMON STOCKS | BALDWIN INSURANCE GROUP INC/THE | BALDWIN INSURANCE GROUP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	45,850
Asset held for investment	$ 1,101,776
Investment, Identifier [Axis]: COMMON STOCKS | BALL CORP | BALL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	62,469
Asset held for investment	$ 3,308,983
Investment, Identifier [Axis]: COMMON STOCKS | BANCFIRST CORP | BANCFIRST CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,700
Asset held for investment	$ 710,334
Investment, Identifier [Axis]: COMMON STOCKS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	173,770
Asset held for investment	$ 9,557,350
Investment, Identifier [Axis]: COMMON STOCKS | BANK OF NEW YORK MELLON CORP | BANK OF NEW YORK MELLON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	164,400
Asset held for investment	$ 19,085,196
Investment, Identifier [Axis]: COMMON STOCKS | BAXTER INTL INC | BAXTER INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	344,300
Asset held for investment	$ 6,579,573
Investment, Identifier [Axis]: COMMON STOCKS | BELLRING BRANDS INC | BELLRING BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,500
Asset held for investment	$ 574,695
Investment, Identifier [Axis]: COMMON STOCKS | BIOGEN INC | BIOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,300
Asset held for investment	$ 1,812,697
Investment, Identifier [Axis]: COMMON STOCKS | BIOMARIN PHARMACEUTICAL INC | BIOMARIN PHARMACEUTICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	91,700
Asset held for investment	$ 5,449,731
Investment, Identifier [Axis]: COMMON STOCKS | BIONTECH SE ADR | BIONTECH SE ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,000
Asset held for investment	$ 1,999,200
Investment, Identifier [Axis]: COMMON STOCKS | BIRKENSTOCK HOLDING LTD | BIRKENSTOCK HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	95,293
Asset held for investment	$ 3,897,484
Investment, Identifier [Axis]: COMMON STOCKS | BLOCK INC CL A | BLOCK INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	65,456
Asset held for investment	$ 4,260,531
Investment, Identifier [Axis]: COMMON STOCKS | BLOOM ENERGY CORP CL A | BLOOM ENERGY CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,099
Asset held for investment	$ 529,942
Investment, Identifier [Axis]: COMMON STOCKS | BOEING CO | BOEING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,796
Asset held for investment	$ 1,475,548
Investment, Identifier [Axis]: COMMON STOCKS | BOOZ ALLEN HAMILTON HLDG CL A | BOOZ ALLEN HAMILTON HLDG CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	56,200
Asset held for investment	$ 4,741,032
Investment, Identifier [Axis]: COMMON STOCKS | BRADY CORPORATION CL A | BRADY CORPORATION CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,300
Asset held for investment	$ 807,211
Investment, Identifier [Axis]: COMMON STOCKS | BRAZE INC | BRAZE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	48,700
Asset held for investment	$ 1,669,923
Investment, Identifier [Axis]: COMMON STOCKS | BREAD FINANCIAL HOLDINGS | BREAD FINANCIAL HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	23,431
Asset held for investment	$ 1,734,597
Investment, Identifier [Axis]: COMMON STOCKS | BRIDGEBIO PHARMA INC | BRIDGEBIO PHARMA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	23,490
Asset held for investment	$ 1,796,750
Investment, Identifier [Axis]: COMMON STOCKS | BRINKER INTERNATIONAL INC | BRINKER INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,500
Asset held for investment	$ 502,320
Investment, Identifier [Axis]: COMMON STOCKS | BRISTOL-MYERS SQUIBB CO | BRISTOL-MYERS SQUIBB CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,500
Asset held for investment	$ 2,130,630
Investment, Identifier [Axis]: COMMON STOCKS | BROADCOM INC | BROADCOM INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	47,170
Asset held for investment	$ 16,325,537
Investment, Identifier [Axis]: COMMON STOCKS | BROADCOM INC | BROADCOM INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,115
Asset held for investment	$ 9,038,402
Investment, Identifier [Axis]: COMMON STOCKS | BROADRIDGE FINANCIAL SOL | BROADRIDGE FINANCIAL SOL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,300
Asset held for investment	$ 1,405,971
Investment, Identifier [Axis]: COMMON STOCKS | BROOKFIELD CORP CL A | BROOKFIELD CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	176,750
Asset held for investment	$ 8,111,058
Investment, Identifier [Axis]: COMMON STOCKS | BRUKER CORP | BRUKER CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,500
Asset held for investment	$ 1,012,865
Investment, Identifier [Axis]: COMMON STOCKS | BRUKER CORP | BRUKER CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,446
Asset held for investment	$ 1,340,091
Investment, Identifier [Axis]: COMMON STOCKS | BULLISH | BULLISH
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,370
Asset held for investment	$ 354,842
Investment, Identifier [Axis]: COMMON STOCKS | BURLINGTON STORES INC | BURLINGTON STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,606
Asset held for investment	$ 7,685,143
Investment, Identifier [Axis]: COMMON STOCKS | BWX TECHNOLOGIES INC | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,500
Asset held for investment	$ 3,197,540
Investment, Identifier [Axis]: COMMON STOCKS | CALIX NETWORKS INC | CALIX NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,704
Asset held for investment	$ 1,042,933
Investment, Identifier [Axis]: COMMON STOCKS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	57,466
Asset held for investment	$ 13,927,460
Investment, Identifier [Axis]: COMMON STOCKS | CARIS LIFE SCIENCES INC | CARIS LIFE SCIENCES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,500
Asset held for investment	$ 714,970
Investment, Identifier [Axis]: COMMON STOCKS | CARIS LIFE SCIENCES INC | CARIS LIFE SCIENCES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	57,786
Asset held for investment	$ 1,559,066
Investment, Identifier [Axis]: COMMON STOCKS | CARPENTER TECHNOLOGY CORP | CARPENTER TECHNOLOGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,566
Asset held for investment	$ 1,752,399
Investment, Identifier [Axis]: COMMON STOCKS | CARRIER GLOBAL CORP | CARRIER GLOBAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	87,800
Asset held for investment	$ 4,639,352
Investment, Identifier [Axis]: COMMON STOCKS | CASEY GENERAL STORES | CASEY GENERAL STORES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,233
Asset held for investment	$ 3,997,751
Investment, Identifier [Axis]: COMMON STOCKS | CAVA GROUP INC | CAVA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,300
Asset held for investment	$ 721,887
Investment, Identifier [Axis]: COMMON STOCKS | CBOE GLOBAL MARKETS INC | CBOE GLOBAL MARKETS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,300
Asset held for investment	$ 4,593,300
Investment, Identifier [Axis]: COMMON STOCKS | CCC INTELLIGENT SOLUTIONS HOLD CL A | CCC INTELLIGENT SOLUTIONS HOLD CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	631,336
Asset held for investment	$ 5,019,121
Investment, Identifier [Axis]: COMMON STOCKS | CELANESE CORP | CELANESE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	91,100
Asset held for investment	$ 3,851,708
Investment, Identifier [Axis]: COMMON STOCKS | CELSIUS HOLDINGS INC | CELSIUS HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,000
Asset held for investment	$ 686,100
Investment, Identifier [Axis]: COMMON STOCKS | CELSIUS HOLDINGS INC | CELSIUS HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,672
Asset held for investment	$ 671,097
Investment, Identifier [Axis]: COMMON STOCKS | CENCORA INC | CENCORA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	23,100
Asset held for investment	$ 7,802,025
Investment, Identifier [Axis]: COMMON STOCKS | CENTRAL BANCOMPANY INC | CENTRAL BANCOMPANY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	48,225
Asset held for investment	$ 1,163,187
Investment, Identifier [Axis]: COMMON STOCKS | CHARTER COMMUNICATIONS INC A | CHARTER COMMUNICATIONS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	84,600
Asset held for investment	$ 17,660,250
Investment, Identifier [Axis]: COMMON STOCKS | CHENIERE ENERGY INC | CHENIERE ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,900
Asset held for investment	$ 5,229,091
Investment, Identifier [Axis]: COMMON STOCKS | CHIPOTLE MEXICAN GRILL INC | CHIPOTLE MEXICAN GRILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,850
Asset held for investment	$ 1,104,450
Investment, Identifier [Axis]: COMMON STOCKS | CIENA CORP | CIENA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,060
Asset held for investment	$ 949,512
Investment, Identifier [Axis]: COMMON STOCKS | CIGNA GROUP (THE) | CIGNA GROUP (THE) 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,850
Asset held for investment	$ 784,406
Investment, Identifier [Axis]: COMMON STOCKS | CIGNA GROUP (THE) | CIGNA GROUP (THE) 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	65,300
Asset held for investment	$ 17,972,519
Investment, Identifier [Axis]: COMMON STOCKS | CNO FINANCIAL GROUP INC | CNO FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	51,163
Asset held for investment	$ 2,172,893
Investment, Identifier [Axis]: COMMON STOCKS | COGENT BIOSCIENCES INC | COGENT BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,082
Asset held for investment	$ 997,473
Investment, Identifier [Axis]: COMMON STOCKS | COGNIZANT TECH SOLUTIONS CL A | COGNIZANT TECH SOLUTIONS CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	105,900
Asset held for investment	$ 8,789,700
Investment, Identifier [Axis]: COMMON STOCKS | COLUMBIA BANKING SYSTEMS INC | COLUMBIA BANKING SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	84,188
Asset held for investment	$ 2,353,055
Investment, Identifier [Axis]: COMMON STOCKS | COMCAST CORP CL A | COMCAST CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	655,700
Asset held for investment	$ 19,598,873
Investment, Identifier [Axis]: COMMON STOCKS | COMFORT SYSTEMS USA INC | COMFORT SYSTEMS USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,317
Asset held for investment	$ 2,162,433
Investment, Identifier [Axis]: COMMON STOCKS | COMMERCE BANCSHARES INC | COMMERCE BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,000
Asset held for investment	$ 628,080
Investment, Identifier [Axis]: COMMON STOCKS | COMMVAULT SYSTEMS INC | COMMVAULT SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,500
Asset held for investment	$ 1,441,640
Investment, Identifier [Axis]: COMMON STOCKS | CONCENTRIX CORP | CONCENTRIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	57,939
Asset held for investment	$ 2,409,104
Investment, Identifier [Axis]: COMMON STOCKS | CONFLUENT INC | CONFLUENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	61,500
Asset held for investment	$ 1,859,760
Investment, Identifier [Axis]: COMMON STOCKS | CONOCOPHILLIPS | CONOCOPHILLIPS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	66,400
Asset held for investment	$ 6,215,704
Investment, Identifier [Axis]: COMMON STOCKS | CONSTRUCTION PARTNERS INC CL A | CONSTRUCTION PARTNERS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,331
Asset held for investment	$ 1,447,080
Investment, Identifier [Axis]: COMMON STOCKS | COOPER COMPANIES INC | COOPER COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	92,000
Asset held for investment	$ 7,540,320
Investment, Identifier [Axis]: COMMON STOCKS | CORNING INC | CORNING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,600
Asset held for investment	$ 577,896
Investment, Identifier [Axis]: COMMON STOCKS | CORPAY INC | CORPAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,200
Asset held for investment	$ 3,069,486
Investment, Identifier [Axis]: COMMON STOCKS | COSTAR GROUP INC | COSTAR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,616
Asset held for investment	$ 2,260,340
Investment, Identifier [Axis]: COMMON STOCKS | COUPANG INC A | COUPANG INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,793
Asset held for investment	$ 1,033,077
Investment, Identifier [Axis]: COMMON STOCKS | CRANE CO | CRANE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,619
Asset held for investment	$ 1,036,312
Investment, Identifier [Axis]: COMMON STOCKS | CREDO TECHNOLOGY GROUP HOLDING LTD | CREDO TECHNOLOGY GROUP HOLDING LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,529
Asset held for investment	$ 2,522,248
Investment, Identifier [Axis]: COMMON STOCKS | CRISPR THERAPEUTICS AG | CRISPR THERAPEUTICS AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	22,972
Asset held for investment	$ 1,204,652
Investment, Identifier [Axis]: COMMON STOCKS | CSW INDUSTRIALS INC | CSW INDUSTRIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,300
Asset held for investment	$ 1,849,239
Investment, Identifier [Axis]: COMMON STOCKS | CULLEN FROST BANKERS INC | CULLEN FROST BANKERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,900
Asset held for investment	$ 1,253,637
Investment, Identifier [Axis]: COMMON STOCKS | CVS HEALTH CORP | CVS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	368,118
Asset held for investment	$ 29,213,844
Investment, Identifier [Axis]: COMMON STOCKS | CYTOKINETICS INC | CYTOKINETICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	38,300
Asset held for investment	$ 2,433,582
Investment, Identifier [Axis]: COMMON STOCKS | D-WAVE QUANTUM INC | D-WAVE QUANTUM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,168
Asset held for investment	$ 684,293
Investment, Identifier [Axis]: COMMON STOCKS | DANAHER CORP | DANAHER CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,420
Asset held for investment	$ 4,903,466
Investment, Identifier [Axis]: COMMON STOCKS | DANAHER CORP | DANAHER CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,418
Asset held for investment	$ 1,011,369
Investment, Identifier [Axis]: COMMON STOCKS | DATADOG INC CL A | DATADOG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,680
Asset held for investment	$ 1,316,383
Investment, Identifier [Axis]: COMMON STOCKS | DNOW INC | DNOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,927
Asset held for investment	$ 1,668,533
Investment, Identifier [Axis]: COMMON STOCKS | DOLLAR TREE INC | DOLLAR TREE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	66,974
Asset held for investment	$ 8,238,472
Investment, Identifier [Axis]: COMMON STOCKS | DOMINION ENERGY INC | DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	137,600
Asset held for investment	$ 8,061,984
Investment, Identifier [Axis]: COMMON STOCKS | DOMINOS PIZZA INC | DOMINOS PIZZA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,704
Asset held for investment	$ 8,213,021
Investment, Identifier [Axis]: COMMON STOCKS | DOORDASH INC | DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,867
Asset held for investment	$ 1,328,758
Investment, Identifier [Axis]: COMMON STOCKS | DOUGLAS DYNAMICS INC | DOUGLAS DYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,981
Asset held for investment	$ 2,741,980
Investment, Identifier [Axis]: COMMON STOCKS | DRAFTKINGS HOLDINGS INC | DRAFTKINGS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	110,800
Asset held for investment	$ 3,818,168
Investment, Identifier [Axis]: COMMON STOCKS | DT MIDSTREAM INC | DT MIDSTREAM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,200
Asset held for investment	$ 622,336
Investment, Identifier [Axis]: COMMON STOCKS | DUOLINGO INC | DUOLINGO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,500
Asset held for investment	$ 1,316,250
Investment, Identifier [Axis]: COMMON STOCKS | DUTCH BROS INC | DUTCH BROS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,453
Asset held for investment	$ 456,273
Investment, Identifier [Axis]: COMMON STOCKS | ELANCO ANIMAL HEALTH INC | ELANCO ANIMAL HEALTH INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	480,400
Asset held for investment	$ 10,871,452
Investment, Identifier [Axis]: COMMON STOCKS | ELANCO ANIMAL HEALTH INC | ELANCO ANIMAL HEALTH INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	169,600
Asset held for investment	$ 3,838,048
Investment, Identifier [Axis]: COMMON STOCKS | ELF BEAUTY INC | ELF BEAUTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,300
Asset held for investment	$ 783,212
Investment, Identifier [Axis]: COMMON STOCKS | ELI LILLY & CO | ELI LILLY & CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,189
Asset held for investment	$ 15,248,635
Investment, Identifier [Axis]: COMMON STOCKS | ELI LILLY & CO | ELI LILLY & CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,636
Asset held for investment	$ 3,907,536
Investment, Identifier [Axis]: COMMON STOCKS | ENCOMPASS HEALTH CORP | ENCOMPASS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,000
Asset held for investment	$ 2,865,780
Investment, Identifier [Axis]: COMMON STOCKS | ENERPAC TOOL GROUP CORP CL A | ENERPAC TOOL GROUP CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	35,000
Asset held for investment	$ 1,338,400
Investment, Identifier [Axis]: COMMON STOCKS | ENTEGRIS INC | ENTEGRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,366
Asset held for investment	$ 1,631,586
Investment, Identifier [Axis]: COMMON STOCKS | ENVISTA HOLDINGS CORP | ENVISTA HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,466
Asset held for investment	$ 1,812,047
Investment, Identifier [Axis]: COMMON STOCKS | EQT CORPORATION | EQT CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	96,104
Asset held for investment	$ 5,151,174
Investment, Identifier [Axis]: COMMON STOCKS | EQUIFAX INC | EQUIFAX INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,233
Asset held for investment	$ 484,516
Investment, Identifier [Axis]: COMMON STOCKS | EQUIFAX INC | EQUIFAX INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,800
Asset held for investment	$ 2,343,384
Investment, Identifier [Axis]: COMMON STOCKS | ESAB CORP | ESAB CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,900
Asset held for investment	$ 1,664,628
Investment, Identifier [Axis]: COMMON STOCKS | ESAB CORP | ESAB CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	53,401
Asset held for investment	$ 5,965,960
Investment, Identifier [Axis]: COMMON STOCKS | EVERCORE INC A | EVERCORE INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,943
Asset held for investment	$ 1,001,356
Investment, Identifier [Axis]: COMMON STOCKS | EVERPURE INC-A | EVERPURE INC-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,900
Asset held for investment	$ 663,399
Investment, Identifier [Axis]: COMMON STOCKS | EVERPURE INC-A | EVERPURE INC-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	50,600
Asset held for investment	$ 3,390,706
Investment, Identifier [Axis]: COMMON STOCKS | EXPAND ENERGY CORP | EXPAND ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,400
Asset held for investment	$ 2,803,144
Investment, Identifier [Axis]: COMMON STOCKS | FABRINET | FABRINET 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,052
Asset held for investment	$ 1,389,515
Investment, Identifier [Axis]: COMMON STOCKS | FABRINET | FABRINET 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,360
Asset held for investment	$ 1,074,461
Investment, Identifier [Axis]: COMMON STOCKS | FEDEX CORP | FEDEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	95,400
Asset held for investment	$ 27,557,244
Investment, Identifier [Axis]: COMMON STOCKS | FERGUSON ENTERPRISES INC | FERGUSON ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,500
Asset held for investment	$ 6,122,325
Investment, Identifier [Axis]: COMMON STOCKS | FIDELITY NATL INFORM SVCS INC | FIDELITY NATL INFORM SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	288,800
Asset held for investment	$ 19,193,648
Investment, Identifier [Axis]: COMMON STOCKS | FIGURE TECHNOLOGY SOLUTIONS INC A | FIGURE TECHNOLOGY SOLUTIONS INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,516
Asset held for investment	$ 592,833
Investment, Identifier [Axis]: COMMON STOCKS | FIRST CITIZENS BANCSHARES INC CL A | FIRST CITIZENS BANCSHARES INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	131
Asset held for investment	$ 281,150
Investment, Identifier [Axis]: COMMON STOCKS | FIRST FINL BANKSHARES INC | FIRST FINL BANKSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	47,100
Asset held for investment	$ 1,406,877
Investment, Identifier [Axis]: COMMON STOCKS | FIRST WATCH RESTAURANT GROUP INC | FIRST WATCH RESTAURANT GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,400
Asset held for investment	$ 488,592
Investment, Identifier [Axis]: COMMON STOCKS | FISERV INC | FISERV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	278,300
Asset held for investment	$ 18,693,411
Investment, Identifier [Axis]: COMMON STOCKS | FLOOR & DECOR HOLDINGS INC | FLOOR & DECOR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,300
Asset held for investment	$ 748,947
Investment, Identifier [Axis]: COMMON STOCKS | FORTIVE CORP | FORTIVE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	285,287
Asset held for investment	$ 15,750,695
Investment, Identifier [Axis]: COMMON STOCKS | FORTIVE CORP | FORTIVE CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,736
Asset held for investment	$ 1,531,305
Investment, Identifier [Axis]: COMMON STOCKS | FOX CORP CL A | FOX CORP CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	46,615
Asset held for investment	$ 3,406,158
Investment, Identifier [Axis]: COMMON STOCKS | FOX CORPORATION B | FOX CORPORATION B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	78,866
Asset held for investment	$ 5,120,769
Investment, Identifier [Axis]: COMMON STOCKS | FRESHPET INC | FRESHPET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,200
Asset held for investment	$ 987,066
Investment, Identifier [Axis]: COMMON STOCKS | FTAI AVIATION LTD | FTAI AVIATION LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,103
Asset held for investment	$ 1,398,226
Investment, Identifier [Axis]: COMMON STOCKS | GAMING AND LEISURE PROPRTI INC | GAMING AND LEISURE PROPRTI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	90,567
Asset held for investment	$ 4,047,439
Investment, Identifier [Axis]: COMMON STOCKS | GE AEROSPACE | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	30,400
Asset held for investment	$ 9,364,112
Investment, Identifier [Axis]: COMMON STOCKS | GE HEALTHCARE TECHNOLOGIES INC WI | GE HEALTHCARE TECHNOLOGIES INC WI
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	182,900
Asset held for investment	$ 15,001,458
Investment, Identifier [Axis]: COMMON STOCKS | GE VERNOVA INC | GE VERNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,063
Asset held for investment	$ 6,576,875
Investment, Identifier [Axis]: COMMON STOCKS | GENEDX HOLDINGS CORP-A | GENEDX HOLDINGS CORP-A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,819
Asset held for investment	$ 1,537,179
Investment, Identifier [Axis]: COMMON STOCKS | GENESCO INC | GENESCO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	49,200
Asset held for investment	$ 1,218,684
Investment, Identifier [Axis]: COMMON STOCKS | GERMAN AMERICAN BANCORP INC | GERMAN AMERICAN BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,700
Asset held for investment	$ 850,206
Investment, Identifier [Axis]: COMMON STOCKS | GILEAD SCIENCES INC | GILEAD SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	167,200
Asset held for investment	$ 20,522,128
Investment, Identifier [Axis]: COMMON STOCKS | GITLAB INC CL A | GITLAB INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	34,500
Asset held for investment	$ 1,294,785
Investment, Identifier [Axis]: COMMON STOCKS | GLAUKOS CORP | GLAUKOS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,500
Asset held for investment	$ 1,072,645
Investment, Identifier [Axis]: COMMON STOCKS | GLOBE LIFE INC | GLOBE LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,353
Asset held for investment	$ 2,007,411
Investment, Identifier [Axis]: COMMON STOCKS | GLOBUS MEDICAL INC | GLOBUS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,100
Asset held for investment	$ 1,754,931
Investment, Identifier [Axis]: COMMON STOCKS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,900
Asset held for investment	$ 9,581,100
Investment, Identifier [Axis]: COMMON STOCKS | GSK PLC SPONS ADR | GSK PLC SPONS ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	439,839
Asset held for investment	$ 21,569,705
Investment, Identifier [Axis]: COMMON STOCKS | GUARDANT HEALTH INC | GUARDANT HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,893
Asset held for investment	$ 3,053,271
Investment, Identifier [Axis]: COMMON STOCKS | GUIDEWIRE SOFTWARE INC | GUIDEWIRE SOFTWARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,339
Asset held for investment	$ 1,274,202
Investment, Identifier [Axis]: COMMON STOCKS | HALEON PLC SPONS ADR | HALEON PLC SPONS ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	968,248
Asset held for investment	$ 9,788,987
Investment, Identifier [Axis]: COMMON STOCKS | HAMILTON LANE INC - A | HAMILTON LANE INC - A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,500
Asset held for investment	$ 1,141,635
Investment, Identifier [Axis]: COMMON STOCKS | HAVERTY FURNITURE COS INC | HAVERTY FURNITURE COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	54,031
Asset held for investment	$ 1,262,164
Investment, Identifier [Axis]: COMMON STOCKS | HEARTFLOW INC | HEARTFLOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,741
Asset held for investment	$ 488,000
Investment, Identifier [Axis]: COMMON STOCKS | HELEN OF TROY LTD | HELEN OF TROY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,286
Asset held for investment	$ 707,328
Investment, Identifier [Axis]: COMMON STOCKS | HILTON WORLDWIDE HOLDINGS INC | HILTON WORLDWIDE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	45,000
Asset held for investment	$ 12,926,250
Investment, Identifier [Axis]: COMMON STOCKS | HINGE HEALTH INC | HINGE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,619
Asset held for investment	$ 911,303
Investment, Identifier [Axis]: COMMON STOCKS | HOLOGIC INC | HOLOGIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	57,900
Asset held for investment	$ 4,312,971
Investment, Identifier [Axis]: COMMON STOCKS | HOOKER FURNISHINGS CORP | HOOKER FURNISHINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	36,912
Asset held for investment	$ 416,736
Investment, Identifier [Axis]: COMMON STOCKS | HOWMET AEROSPACE INC | HOWMET AEROSPACE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	61,720
Asset held for investment	$ 12,653,834
Investment, Identifier [Axis]: COMMON STOCKS | HOWMET AEROSPACE INC | HOWMET AEROSPACE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,200
Asset held for investment	$ 2,501,244
Investment, Identifier [Axis]: COMMON STOCKS | HP INC | HP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	233,100
Asset held for investment	$ 5,193,468
Investment, Identifier [Axis]: COMMON STOCKS | HUBSPOT INC | HUBSPOT INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,098
Asset held for investment	$ 2,447,127
Investment, Identifier [Axis]: COMMON STOCKS | HUBSPOT INC | HUBSPOT INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,100
Asset held for investment	$ 1,645,330
Investment, Identifier [Axis]: COMMON STOCKS | HUMANA INC | HUMANA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	68,300
Asset held for investment	$ 17,493,679
Investment, Identifier [Axis]: COMMON STOCKS | HUNTSMAN CORP | HUNTSMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	126,020
Asset held for investment	$ 1,260,200
Investment, Identifier [Axis]: COMMON STOCKS | IDEX CORPORATION | IDEX CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,851
Asset held for investment	$ 1,219,067
Investment, Identifier [Axis]: COMMON STOCKS | IES HOLDINGS INC | IES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,618
Asset held for investment	$ 1,018,454
Investment, Identifier [Axis]: COMMON STOCKS | INCYTE CORP | INCYTE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	78,043
Asset held for investment	$ 7,708,307
Investment, Identifier [Axis]: COMMON STOCKS | INGERSOLL RAND INC | INGERSOLL RAND INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,798
Asset held for investment	$ 855,418
Investment, Identifier [Axis]: COMMON STOCKS | INGERSOLL RAND INC | INGERSOLL RAND INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	72,000
Asset held for investment	$ 5,703,840
Investment, Identifier [Axis]: COMMON STOCKS | INSMED INC | INSMED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,075
Asset held for investment	$ 883,253
Investment, Identifier [Axis]: COMMON STOCKS | INSPIRE MEDICAL SYSTEMS INC | INSPIRE MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,500
Asset held for investment	$ 507,265
Investment, Identifier [Axis]: COMMON STOCKS | INTERNATIONAL FLAVORS & FRAGRA | INTERNATIONAL FLAVORS & FRAGRA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	151,600
Asset held for investment	$ 10,216,324
Investment, Identifier [Axis]: COMMON STOCKS | INTUIT INC | INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,574
Asset held for investment	$ 4,354,749
Investment, Identifier [Axis]: COMMON STOCKS | INTUITIVE SURGICAL INC | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,651
Asset held for investment	$ 3,766,860
Investment, Identifier [Axis]: COMMON STOCKS | IONIS PHARMACEUTICALS INC | IONIS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,208
Asset held for investment	$ 6,582,585
Investment, Identifier [Axis]: COMMON STOCKS | IRHYTHM TECHNOLOGIES INC | IRHYTHM TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,244
Asset held for investment	$ 1,462,815
Investment, Identifier [Axis]: COMMON STOCKS | ITT INC | ITT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,600
Asset held for investment	$ 3,227,286
Investment, Identifier [Axis]: COMMON STOCKS | JBT MAREL CORP | JBT MAREL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,000
Asset held for investment	$ 1,356,030
Investment, Identifier [Axis]: COMMON STOCKS | JFROG LTD | JFROG LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,126
Asset held for investment	$ 1,194,610
Investment, Identifier [Axis]: COMMON STOCKS | JOHNSON CONTROLS INTERNATIONAL PLC | JOHNSON CONTROLS INTERNATIONAL PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	296,300
Asset held for investment	$ 35,481,925
Investment, Identifier [Axis]: COMMON STOCKS | KADANT INC | KADANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,200
Asset held for investment	$ 1,482,104
Investment, Identifier [Axis]: COMMON STOCKS | KARMAN HOLDINGS INC | KARMAN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,831
Asset held for investment	$ 1,377,864
Investment, Identifier [Axis]: COMMON STOCKS | KEYSIGHT TECHNOLOGIES INC | KEYSIGHT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,400
Asset held for investment	$ 6,583,356
Investment, Identifier [Axis]: COMMON STOCKS | KKR & CO INC | KKR & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	38,740
Asset held for investment	$ 4,938,575
Investment, Identifier [Axis]: COMMON STOCKS | KOPPERS HLDGS INC | KOPPERS HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	53,857
Asset held for investment	$ 1,458,448
Investment, Identifier [Axis]: COMMON STOCKS | KORN FERRY | KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,193
Asset held for investment	$ 1,927,322
Investment, Identifier [Axis]: COMMON STOCKS | KRATOS DEFENSE & SEC SOLTN INC | KRATOS DEFENSE & SEC SOLTN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,956
Asset held for investment	$ 1,514,860
Investment, Identifier [Axis]: COMMON STOCKS | LATTICE SEMICONDUCTOR CORP | LATTICE SEMICONDUCTOR CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,154
Asset held for investment	$ 599,971
Investment, Identifier [Axis]: COMMON STOCKS | LATTICE SEMICONDUCTOR CORP | LATTICE SEMICONDUCTOR CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,227
Asset held for investment	$ 1,341,143
Investment, Identifier [Axis]: COMMON STOCKS | LATTICE SEMICONDUCTOR CORP | LATTICE SEMICONDUCTOR CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	138,418
Asset held for investment	$ 10,184,796
Investment, Identifier [Axis]: COMMON STOCKS | LEGEND BIOTECH CORP SPON ADR | LEGEND BIOTECH CORP SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	107,170
Asset held for investment	$ 2,329,876
Investment, Identifier [Axis]: COMMON STOCKS | LIBERTY LIVE HOLDINGS INC C | LIBERTY LIVE HOLDINGS INC C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	45,600
Asset held for investment	$ 3,792,096
Investment, Identifier [Axis]: COMMON STOCKS | LIBERTY MEDIA CORP LIBERTY FORMULA ONE CL C | LIBERTY MEDIA CORP LIBERTY FORMULA ONE CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	86,782
Asset held for investment	$ 8,548,895
Investment, Identifier [Axis]: COMMON STOCKS | LIFE TIME GROUP HOLDINGS INC | LIFE TIME GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,304
Asset held for investment	$ 433,360
Investment, Identifier [Axis]: COMMON STOCKS | LIVE NATION ENTERTAINMENT INC | LIVE NATION ENTERTAINMENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,000
Asset held for investment	$ 997,500
Investment, Identifier [Axis]: COMMON STOCKS | LOAR HOLDINGS INC | LOAR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,143
Asset held for investment	$ 417,724
Investment, Identifier [Axis]: COMMON STOCKS | LPL FINL HLDGS INC | LPL FINL HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	23,100
Asset held for investment	$ 8,250,627
Investment, Identifier [Axis]: COMMON STOCKS | LYFT INC | LYFT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	42,954
Asset held for investment	$ 832,019
Investment, Identifier [Axis]: COMMON STOCKS | LYONDELLBASELL INDS CLASS A | LYONDELLBASELL INDS CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	98,700
Asset held for investment	$ 4,273,710
Investment, Identifier [Axis]: COMMON STOCKS | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,804
Asset held for investment	$ 1,165,389
Investment, Identifier [Axis]: COMMON STOCKS | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	35,200
Asset held for investment	$ 6,029,056
Investment, Identifier [Axis]: COMMON STOCKS | MADRIGAL PHARMACEUTICALS INC | MADRIGAL PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,461
Asset held for investment	$ 2,015,479
Investment, Identifier [Axis]: COMMON STOCKS | MALIBU BOATS INC CL A | MALIBU BOATS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	66,405
Asset held for investment	$ 1,873,285
Investment, Identifier [Axis]: COMMON STOCKS | MANHATTAN ASSOCIATES INC | MANHATTAN ASSOCIATES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,400
Asset held for investment	$ 4,402,074
Investment, Identifier [Axis]: COMMON STOCKS | MAPLEBEAR INC | MAPLEBEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,500
Asset held for investment	$ 202,410
Investment, Identifier [Axis]: COMMON STOCKS | MARCUS &MILLICHAP CO INC | MARCUS &MILLICHAP CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,891
Asset held for investment	$ 733,855
Investment, Identifier [Axis]: COMMON STOCKS | MARKEL GROUP INC | MARKEL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,550
Asset held for investment	$ 3,331,958
Investment, Identifier [Axis]: COMMON STOCKS | MARKETAXESS HLDGS INC | MARKETAXESS HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,785
Asset held for investment	$ 504,781
Investment, Identifier [Axis]: COMMON STOCKS | MARRIOTT INTERNATIONAL INC A | MARRIOTT INTERNATIONAL INC A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,298,121
Asset held for investment	$ 1,953,929,059
Investment, Identifier [Axis]: COMMON STOCKS | MARTIN MARIETTA MATERIALS INC | MARTIN MARIETTA MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,289
Asset held for investment	$ 5,783,889
Investment, Identifier [Axis]: COMMON STOCKS | MARVELL TECHNOLOGY INC | MARVELL TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	72,380
Asset held for investment	$ 6,150,852
Investment, Identifier [Axis]: COMMON STOCKS | MARZETTI COMPANY/THE | MARZETTI COMPANY/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,800
Asset held for investment	$ 789,216
Investment, Identifier [Axis]: COMMON STOCKS | MASIMO CORP | MASIMO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,100
Asset held for investment	$ 1,053,486
Investment, Identifier [Axis]: COMMON STOCKS | MASTEC INC | MASTEC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,920
Asset held for investment	$ 1,504,200
Investment, Identifier [Axis]: COMMON STOCKS | MASTERBRAND INC | MASTERBRAND INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	107,088
Asset held for investment	$ 1,182,252
Investment, Identifier [Axis]: COMMON STOCKS | MASTERCARD INC CL A | MASTERCARD INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,527
Asset held for investment	$ 5,438,774
Investment, Identifier [Axis]: COMMON STOCKS | MCCORMICK & CO INC NON-VTG | MCCORMICK & CO INC NON-VTG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	60,000
Asset held for investment	$ 4,086,600
Investment, Identifier [Axis]: COMMON STOCKS | MCGRAW HILL INC | MCGRAW HILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	63,377
Asset held for investment	$ 1,045,721
Investment, Identifier [Axis]: COMMON STOCKS | MEDTRONIC PLC | MEDTRONIC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	49,900
Asset held for investment	$ 4,793,394
Investment, Identifier [Axis]: COMMON STOCKS | MERCADOLIBRE INC | MERCADOLIBRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	905
Asset held for investment	$ 1,822,905
Investment, Identifier [Axis]: COMMON STOCKS | MERCURY SYSTEMS INC | MERCURY SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,825
Asset held for investment	$ 1,009,363
Investment, Identifier [Axis]: COMMON STOCKS | MERIT MEDICAL SYSTEMS INC | MERIT MEDICAL SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,000
Asset held for investment	$ 881,400
Investment, Identifier [Axis]: COMMON STOCKS | META PLATFORMS INC CL A | META PLATFORMS INC CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	38,800
Asset held for investment	$ 25,611,492
Investment, Identifier [Axis]: COMMON STOCKS | META PLATFORMS INC CL A | META PLATFORMS INC CL A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	30,000
Asset held for investment	$ 19,802,700
Investment, Identifier [Axis]: COMMON STOCKS | META PLATFORMS INC CL A | META PLATFORMS INC CL A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,947
Asset held for investment	$ 6,565,915
Investment, Identifier [Axis]: COMMON STOCKS | METLIFE INC | METLIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	338,800
Asset held for investment	$ 26,744,872
Investment, Identifier [Axis]: COMMON STOCKS | METTLER-TOLEDO INTL INC | METTLER-TOLEDO INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,050
Asset held for investment	$ 9,829,040
Investment, Identifier [Axis]: COMMON STOCKS | MIAMI INTERNATIONAL HOLDINGS INC | MIAMI INTERNATIONAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,826
Asset held for investment	$ 657,978
Investment, Identifier [Axis]: COMMON STOCKS | MICROCHIP TECHNOLOGY | MICROCHIP TECHNOLOGY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	41,800
Asset held for investment	$ 2,663,496
Investment, Identifier [Axis]: COMMON STOCKS | MICROCHIP TECHNOLOGY | MICROCHIP TECHNOLOGY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	101,600
Asset held for investment	$ 6,473,952
Investment, Identifier [Axis]: COMMON STOCKS | MICROSOFT CORP | MICROSOFT CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	54,100
Asset held for investment	$ 26,163,842
Investment, Identifier [Axis]: COMMON STOCKS | MICROSOFT CORP | MICROSOFT CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,230
Asset held for investment	$ 40,251,693
Investment, Identifier [Axis]: COMMON STOCKS | MICROSOFT CORP | MICROSOFT CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	41,398
Asset held for investment	$ 20,020,901
Investment, Identifier [Axis]: COMMON STOCKS | MIRION TECHNOLOGIES INC-A | MIRION TECHNOLOGIES INC-A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	61,275
Asset held for investment	$ 1,435,061
Investment, Identifier [Axis]: COMMON STOCKS | MIRUM PHARMACEUTICALS INC | MIRUM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,684
Asset held for investment	$ 843,929
Investment, Identifier [Axis]: COMMON STOCKS | MODINE MANUFACTURING CO | MODINE MANUFACTURING CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,000
Asset held for investment	$ 1,068,080
Investment, Identifier [Axis]: COMMON STOCKS | MODINE MANUFACTURING CO | MODINE MANUFACTURING CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,727
Asset held for investment	$ 1,565,672
Investment, Identifier [Axis]: COMMON STOCKS | MOLINA HEALTHCARE INC | MOLINA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,400
Asset held for investment	$ 2,846,056
Investment, Identifier [Axis]: COMMON STOCKS | MOLSON COORS BEVERAGE CO B | MOLSON COORS BEVERAGE CO B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	127,800
Asset held for investment	$ 5,965,704
Investment, Identifier [Axis]: COMMON STOCKS | MONDAY.COM LTD | MONDAY.COM LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,800
Asset held for investment	$ 1,888,768
Investment, Identifier [Axis]: COMMON STOCKS | MONGODB INC CL A | MONGODB INC CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,218
Asset held for investment	$ 1,350,562
Investment, Identifier [Axis]: COMMON STOCKS | MONGODB INC CL A | MONGODB INC CL A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,700
Asset held for investment	$ 2,392,233
Investment, Identifier [Axis]: COMMON STOCKS | MONOLITHIC POWER SYS INC | MONOLITHIC POWER SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,541
Asset held for investment	$ 6,834,861
Investment, Identifier [Axis]: COMMON STOCKS | MSA SAFETY INC | MSA SAFETY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,650
Asset held for investment	$ 1,705,491
Investment, Identifier [Axis]: COMMON STOCKS | MSCI INC | MSCI INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,300
Asset held for investment	$ 8,204,339
Investment, Identifier [Axis]: COMMON STOCKS | MYERS INDUSTRIES | MYERS INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	67,001
Asset held for investment	$ 1,254,259
Investment, Identifier [Axis]: COMMON STOCKS | NATERA INC | NATERA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,692
Asset held for investment	$ 1,074,890
Investment, Identifier [Axis]: COMMON STOCKS | NATERA INC | NATERA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,501
Asset held for investment	$ 1,718,404
Investment, Identifier [Axis]: COMMON STOCKS | NATERA INC | NATERA INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,116
Asset held for investment	$ 1,172,024
Investment, Identifier [Axis]: COMMON STOCKS | NETFLIX INC | NETFLIX INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	123,430
Asset held for investment	$ 11,572,797
Investment, Identifier [Axis]: COMMON STOCKS | NETFLIX INC | NETFLIX INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,113
Asset held for investment	$ 1,979,555
Investment, Identifier [Axis]: COMMON STOCKS | NETSKOPE INC A | NETSKOPE INC A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,497
Asset held for investment	$ 359,517
Investment, Identifier [Axis]: COMMON STOCKS | NETSKOPE INC A | NETSKOPE INC A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,806
Asset held for investment	$ 522,797
Investment, Identifier [Axis]: COMMON STOCKS | NEUROCRINE BIOSCIENCES INC | NEUROCRINE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	35,500
Asset held for investment	$ 5,034,965
Investment, Identifier [Axis]: COMMON STOCKS | NEW YORK TIMES CO CL A | NEW YORK TIMES CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	86,600
Asset held for investment	$ 6,011,772
Investment, Identifier [Axis]: COMMON STOCKS | NEWELL BRANDS INC | NEWELL BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	314,936
Asset held for investment	$ 1,171,562
Investment, Identifier [Axis]: COMMON STOCKS | NEWS CORP NEW CL A | NEWS CORP NEW CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	82,000
Asset held for investment	$ 2,141,840
Investment, Identifier [Axis]: COMMON STOCKS | NEXTPOWER INC | NEXTPOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,020
Asset held for investment	$ 1,047,062
Investment, Identifier [Axis]: COMMON STOCKS | NORFOLK SOUTHERN CORP | NORFOLK SOUTHERN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	68,500
Asset held for investment	$ 19,777,320
Investment, Identifier [Axis]: COMMON STOCKS | NOV INC | NOV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	111,379
Asset held for investment	$ 1,740,854
Investment, Identifier [Axis]: COMMON STOCKS | NOVA MEASURING INSTRUMENTS LTD | NOVA MEASURING INSTRUMENTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,162
Asset held for investment	$ 1,366,759
Investment, Identifier [Axis]: COMMON STOCKS | NOVANTA INC | NOVANTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,500
Asset held for investment	$ 1,606,365
Investment, Identifier [Axis]: COMMON STOCKS | NOVARTIS AG SPON ADR | NOVARTIS AG SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	59,100
Asset held for investment	$ 8,148,117
Investment, Identifier [Axis]: COMMON STOCKS | NUTANIX INC CL A | NUTANIX INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,500
Asset held for investment	$ 1,369,785
Investment, Identifier [Axis]: COMMON STOCKS | NUVALENT INC-A | NUVALENT INC-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,533
Asset held for investment	$ 858,334
Investment, Identifier [Axis]: COMMON STOCKS | NUVALENT INC-A | NUVALENT INC-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,850
Asset held for investment	$ 487,862
Investment, Identifier [Axis]: COMMON STOCKS | NVIDIA CORP | NVIDIA CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	346,200
Asset held for investment	$ 64,566,294
Investment, Identifier [Axis]: COMMON STOCKS | NVIDIA CORP | NVIDIA CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	106,400
Asset held for investment	$ 19,843,600
Investment, Identifier [Axis]: COMMON STOCKS | NXP SEMICONDUCTORS NV | NXP SEMICONDUCTORS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,000
Asset held for investment	$ 3,472,960
Investment, Identifier [Axis]: COMMON STOCKS | O'REILLY AUTOMOTIVE INC | O'REILLY AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	88,210
Asset held for investment	$ 8,045,634
Investment, Identifier [Axis]: COMMON STOCKS | OCCIDENTAL PETROLEUM CORP | OCCIDENTAL PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	481,050
Asset held for investment	$ 19,780,776
Investment, Identifier [Axis]: COMMON STOCKS | OLD DOMINION FREIGHT LINES INC | OLD DOMINION FREIGHT LINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	37,500
Asset held for investment	$ 5,880,000
Investment, Identifier [Axis]: COMMON STOCKS | OLD NATIONAL BANCORP (IND) | OLD NATIONAL BANCORP (IND)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	102,736
Asset held for investment	$ 2,292,040
Investment, Identifier [Axis]: COMMON STOCKS | OLIN CORP | OLIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	84,800
Asset held for investment	$ 1,766,384
Investment, Identifier [Axis]: COMMON STOCKS | ON HOLDING AG | ON HOLDING AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,800
Asset held for investment	$ 548,464
Investment, Identifier [Axis]: COMMON STOCKS | ONESPAWORLD HOLDINGS LTD | ONESPAWORLD HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,900
Asset held for investment	$ 537,166
Investment, Identifier [Axis]: COMMON STOCKS | ONESTREAM INC | ONESTREAM INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	59,500
Asset held for investment	$ 1,093,610
Investment, Identifier [Axis]: COMMON STOCKS | ONESTREAM INC | ONESTREAM INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	55,372
Asset held for investment	$ 1,017,737
Investment, Identifier [Axis]: COMMON STOCKS | ORACLE CORP | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,110
Asset held for investment	$ 6,453,470
Investment, Identifier [Axis]: COMMON STOCKS | ORION SA | ORION SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	186,117
Asset held for investment	$ 982,698
Investment, Identifier [Axis]: COMMON STOCKS | PALO ALTO NETWORKS INC | PALO ALTO NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	30,340
Asset held for investment	$ 5,588,628
Investment, Identifier [Axis]: COMMON STOCKS | PALOMAR HLDGS INC | PALOMAR HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,200
Asset held for investment	$ 1,239,792
Investment, Identifier [Axis]: COMMON STOCKS | PAYLOCITY HOLDING CORP | PAYLOCITY HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	37,450
Asset held for investment	$ 5,711,125
Investment, Identifier [Axis]: COMMON STOCKS | PENUMBRA INC | PENUMBRA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,700
Asset held for investment	$ 1,461,277
Investment, Identifier [Axis]: COMMON STOCKS | PENUMBRA INC | PENUMBRA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,448
Asset held for investment	$ 1,072,018
Investment, Identifier [Axis]: COMMON STOCKS | PHREESIA INC | PHREESIA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	45,300
Asset held for investment	$ 766,476
Investment, Identifier [Axis]: COMMON STOCKS | PIPER SANDLER COS | PIPER SANDLER COS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,534
Asset held for investment	$ 860,825
Investment, Identifier [Axis]: COMMON STOCKS | PJT PARTNERS INC | PJT PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,000
Asset held for investment	$ 1,003,200
Investment, Identifier [Axis]: COMMON STOCKS | PLANET FITNESS INC CL A | PLANET FITNESS INC CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,800
Asset held for investment	$ 412,186
Investment, Identifier [Axis]: COMMON STOCKS | PLANET FITNESS INC CL A | PLANET FITNESS INC CL A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,763
Asset held for investment	$ 1,275,933
Investment, Identifier [Axis]: COMMON STOCKS | PLANET FITNESS INC CL A | PLANET FITNESS INC CL A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	69,900
Asset held for investment	$ 7,582,053
Investment, Identifier [Axis]: COMMON STOCKS | POOL CORP | POOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,700
Asset held for investment	$ 4,506,375
Investment, Identifier [Axis]: COMMON STOCKS | PROCEPT BIOROBOTICS CORP | PROCEPT BIOROBOTICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,500
Asset held for investment	$ 1,242,670
Investment, Identifier [Axis]: COMMON STOCKS | PTC INC | PTC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	62,700
Asset held for investment	$ 10,922,967
Investment, Identifier [Axis]: COMMON STOCKS | PTC THERAPEUTICS INC | PTC THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,998
Asset held for investment	$ 1,063,288
Investment, Identifier [Axis]: COMMON STOCKS | PVH CORP | PVH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	22,565
Asset held for investment	$ 1,512,306
Investment, Identifier [Axis]: COMMON STOCKS | QUANTA SVCS INC | QUANTA SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,500
Asset held for investment	$ 2,743,390
Investment, Identifier [Axis]: COMMON STOCKS | QUIDELORTHO CORP | QUIDELORTHO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	59,941
Asset held for investment	$ 1,711,915
Investment, Identifier [Axis]: COMMON STOCKS | RALLIANT CORP | RALLIANT CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	74,900
Asset held for investment	$ 3,813,159
Investment, Identifier [Axis]: COMMON STOCKS | RALLIANT CORP | RALLIANT CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,110
Asset held for investment	$ 718,340
Investment, Identifier [Axis]: COMMON STOCKS | RALLIANT CORP | RALLIANT CORP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,020
Asset held for investment	$ 1,426,498
Investment, Identifier [Axis]: COMMON STOCKS | RAMBUS INC | RAMBUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,635
Asset held for investment	$ 1,344,810
Investment, Identifier [Axis]: COMMON STOCKS | RAYMOND JAMES FINANCIAL INC. | RAYMOND JAMES FINANCIAL INC.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	34,500
Asset held for investment	$ 5,540,355
Investment, Identifier [Axis]: COMMON STOCKS | RB GLOBAL INC | RB GLOBAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,000
Asset held for investment	$ 1,337,310
Investment, Identifier [Axis]: COMMON STOCKS | RB GLOBAL INC | RB GLOBAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	24,200
Asset held for investment	$ 2,489,454
Investment, Identifier [Axis]: COMMON STOCKS | RBC BEARINGS INC | RBC BEARINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,300
Asset held for investment	$ 1,031,389
Investment, Identifier [Axis]: COMMON STOCKS | RBC BEARINGS INC | RBC BEARINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,518
Asset held for investment	$ 1,129,147
Investment, Identifier [Axis]: COMMON STOCKS | REDDIT INC A | REDDIT INC A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,622
Asset held for investment	$ 1,522,199
Investment, Identifier [Axis]: COMMON STOCKS | REDDIT INC A | REDDIT INC A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,310
Asset held for investment	$ 4,208,920
Investment, Identifier [Axis]: COMMON STOCKS | REGENERON PHARMACEUTICALS INC | REGENERON PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,900
Asset held for investment	$ 19,991,433
Investment, Identifier [Axis]: COMMON STOCKS | REPLIGEN | REPLIGEN
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,000
Asset held for investment	$ 1,638,600
Investment, Identifier [Axis]: COMMON STOCKS | RESIDEO TECHNOLOGIES INC | RESIDEO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	49,220
Asset held for investment	$ 1,728,606
Investment, Identifier [Axis]: COMMON STOCKS | REVOLUTION MEDICINES INC | REVOLUTION MEDICINES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,154
Asset held for investment	$ 968,066
Investment, Identifier [Axis]: COMMON STOCKS | REVOLUTION MEDICINES INC | REVOLUTION MEDICINES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,400
Asset held for investment	$ 1,306,260
Investment, Identifier [Axis]: COMMON STOCKS | RHYTHM PHARMACEUTICALS INC | RHYTHM PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,423
Asset held for investment	$ 901,598
Investment, Identifier [Axis]: COMMON STOCKS | RLI CORP | RLI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,900
Asset held for investment	$ 1,017,282
Investment, Identifier [Axis]: COMMON STOCKS | ROBERT HALF INC | ROBERT HALF INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	75,607
Asset held for investment	$ 2,053,486
Investment, Identifier [Axis]: COMMON STOCKS | ROCHE HOLDING LTD SPON ADR | ROCHE HOLDING LTD SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	144,700
Asset held for investment	$ 7,462,179
Investment, Identifier [Axis]: COMMON STOCKS | ROCKET COS INC | ROCKET COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	22,330
Asset held for investment	$ 432,309
Investment, Identifier [Axis]: COMMON STOCKS | ROCKET LAB CORP | ROCKET LAB CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,159
Asset held for investment	$ 917,972
Investment, Identifier [Axis]: COMMON STOCKS | ROSS STORES INC | ROSS STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,500
Asset held for investment	$ 4,773,710
Investment, Identifier [Axis]: COMMON STOCKS | RTX CORP | RTX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	247,300
Asset held for investment	$ 45,354,820
Investment, Identifier [Axis]: COMMON STOCKS | RUBRIK INC | RUBRIK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,344
Asset held for investment	$ 791,109
Investment, Identifier [Axis]: COMMON STOCKS | RYAN SPECIALTY HOLDINGS INC | RYAN SPECIALTY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,565
Asset held for investment	$ 2,094,371
Investment, Identifier [Axis]: COMMON STOCKS | SALESFORCE INC | SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,310
Asset held for investment	$ 4,850,502
Investment, Identifier [Axis]: COMMON STOCKS | SAMSONITE GROUP SA - UNSP ADR | SAMSONITE GROUP SA - UNSP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	153,527
Asset held for investment	$ 1,954,399
Investment, Identifier [Axis]: COMMON STOCKS | SANMINA CORP | SANMINA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,131
Asset held for investment	$ 619,939
Investment, Identifier [Axis]: COMMON STOCKS | SANOFI SPON ADR | SANOFI SPON ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	370,800
Asset held for investment	$ 17,968,968
Investment, Identifier [Axis]: COMMON STOCKS | SBA COMMUNICATIONS CORP | SBA COMMUNICATIONS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	67,100
Asset held for investment	$ 12,979,153
Investment, Identifier [Axis]: COMMON STOCKS | SCANSOURCE INC | SCANSOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	41,447
Asset held for investment	$ 1,618,920
Investment, Identifier [Axis]: COMMON STOCKS | SCHWAB CHARLES CORP | SCHWAB CHARLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	453,300
Asset held for investment	$ 45,289,203
Investment, Identifier [Axis]: COMMON STOCKS | SEMTECH CORP | SEMTECH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,576
Asset held for investment	$ 631,965
Investment, Identifier [Axis]: COMMON STOCKS | SENSATA TECHNOLOGIES HOLDING PLC | SENSATA TECHNOLOGIES HOLDING PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	69,305
Asset held for investment	$ 2,307,163
Investment, Identifier [Axis]: COMMON STOCKS | SENSIENT TECHNOLOGIES CORP | SENSIENT TECHNOLOGIES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,000
Asset held for investment	$ 845,550
Investment, Identifier [Axis]: COMMON STOCKS | SENTINELONE INC | SENTINELONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	91,500
Asset held for investment	$ 1,372,500
Investment, Identifier [Axis]: COMMON STOCKS | SERVICE CORP INTERNATIONAL INC | SERVICE CORP INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	47,200
Asset held for investment	$ 3,680,184
Investment, Identifier [Axis]: COMMON STOCKS | SERVICENOW INC | SERVICENOW INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	81,525
Asset held for investment	$ 12,488,815
Investment, Identifier [Axis]: COMMON STOCKS | SERVICENOW INC | SERVICENOW INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,465
Asset held for investment	$ 2,215,893
Investment, Identifier [Axis]: COMMON STOCKS | SERVICETITAN INC-A | SERVICETITAN INC-A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,147
Asset held for investment	$ 761,156
Investment, Identifier [Axis]: COMMON STOCKS | SERVISFIRST BANCSHARES INC | SERVISFIRST BANCSHARES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,000
Asset held for investment	$ 1,220,430
Investment, Identifier [Axis]: COMMON STOCKS | SHAKE SHACK INC - CLASS A | SHAKE SHACK INC - CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,800
Asset held for investment	$ 470,786
Investment, Identifier [Axis]: COMMON STOCKS | SHOPIFY INC CL A | SHOPIFY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,478
Asset held for investment	$ 1,203,734
Investment, Identifier [Axis]: COMMON STOCKS | SI-BONE INC | SI-BONE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	30,800
Asset held for investment	$ 607,376
Investment, Identifier [Axis]: COMMON STOCKS | SIMPSON MANUFACTURING CO | SIMPSON MANUFACTURING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,900
Asset held for investment	$ 1,437,083
Investment, Identifier [Axis]: COMMON STOCKS | SITIME CORP | SITIME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,158
Asset held for investment	$ 1,468,564
Investment, Identifier [Axis]: COMMON STOCKS | SKYWARD SPECIALTY INSURANCE GROUP INC | SKYWARD SPECIALTY INSURANCE GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,000
Asset held for investment	$ 1,379,970
Investment, Identifier [Axis]: COMMON STOCKS | SPECTRUM BRANDS HOLDINGS INC | SPECTRUM BRANDS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	57,701
Asset held for investment	$ 3,408,975
Investment, Identifier [Axis]: COMMON STOCKS | SPORTRADAR GROUP AG | SPORTRADAR GROUP AG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,748
Asset held for investment	$ 659,570
Investment, Identifier [Axis]: COMMON STOCKS | SPORTRADAR GROUP AG | SPORTRADAR GROUP AG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	90,100
Asset held for investment	$ 2,141,677
Investment, Identifier [Axis]: COMMON STOCKS | SPROUTS FMRS MKT INC | SPROUTS FMRS MKT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,300
Asset held for investment	$ 661,261
Investment, Identifier [Axis]: COMMON STOCKS | SPX TECHNOLOGIES INC | SPX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,000
Asset held for investment	$ 1,400,420
Investment, Identifier [Axis]: COMMON STOCKS | STANDARDAERO INC | STANDARDAERO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	104,981
Asset held for investment	$ 3,010,855
Investment, Identifier [Axis]: COMMON STOCKS | STANDEX INTL CORP | STANDEX INTL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,550
Asset held for investment	$ 1,423,184
Investment, Identifier [Axis]: COMMON STOCKS | STATE STREET CORP | STATE STREET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	31,500
Asset held for investment	$ 4,063,815
Investment, Identifier [Axis]: COMMON STOCKS | STERLING INFRASTRUCTURE INC | STERLING INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,140
Asset held for investment	$ 655,332
Investment, Identifier [Axis]: COMMON STOCKS | STEVANATO GROUP S.P.A. | STEVANATO GROUP S.P.A.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,500
Asset held for investment	$ 432,580
Investment, Identifier [Axis]: COMMON STOCKS | STOCK YARDS BANCORP INC | STOCK YARDS BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,900
Asset held for investment	$ 707,955
Investment, Identifier [Axis]: COMMON STOCKS | STONEX GROUP INC | STONEX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,400
Asset held for investment	$ 989,352
Investment, Identifier [Axis]: COMMON STOCKS | STRIPE INC CLASS B PP | STRIPE INC CLASS B PP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,904
Asset held for investment	$ 161,704
Investment, Identifier [Axis]: COMMON STOCKS | STRYKER CORP | STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,855
Asset held for investment	$ 2,057,857
Investment, Identifier [Axis]: COMMON STOCKS | SUN COMMUNITIES INC - REIT | SUN COMMUNITIES INC - REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	95,000
Asset held for investment	$ 11,771,450
Investment, Identifier [Axis]: COMMON STOCKS | SYNOPSYS INC | SYNOPSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,940
Asset held for investment	$ 5,138,737
Investment, Identifier [Axis]: COMMON STOCKS | T-MOBILE US INC | T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	41,000
Asset held for investment	$ 8,324,640
Investment, Identifier [Axis]: COMMON STOCKS | TAIWAN SEMIC MFG CO LTD SP ADR | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,240
Asset held for investment	$ 6,454,624
Investment, Identifier [Axis]: COMMON STOCKS | TARSUS PHARMACEUTICALS INC | TARSUS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,569
Asset held for investment	$ 1,438,550
Investment, Identifier [Axis]: COMMON STOCKS | TE CONNECTIVITY PLC | TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	73,600
Asset held for investment	$ 16,744,736
Investment, Identifier [Axis]: COMMON STOCKS | TECHNIPFMC PLC | TECHNIPFMC PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	167,019
Asset held for investment	$ 7,442,367
Investment, Identifier [Axis]: COMMON STOCKS | TELEDYNE TECHNOLOGIES INC | TELEDYNE TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,200
Asset held for investment	$ 5,720,176
Investment, Identifier [Axis]: COMMON STOCKS | TELEFLEX INC | TELEFLEX INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,079
Asset held for investment	$ 1,718,201
Investment, Identifier [Axis]: COMMON STOCKS | TELEFLEX INC | TELEFLEX INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	44,251
Asset held for investment	$ 5,400,392
Investment, Identifier [Axis]: COMMON STOCKS | TERNS PHARMACEUTICALS INC | TERNS PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,020
Asset held for investment	$ 1,293,608
Investment, Identifier [Axis]: COMMON STOCKS | TESLA INC | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,890
Asset held for investment	$ 9,844,371
Investment, Identifier [Axis]: COMMON STOCKS | TEXAS ROADHOUSE INC | TEXAS ROADHOUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,600
Asset held for investment	$ 3,585,600
Investment, Identifier [Axis]: COMMON STOCKS | TEXTRON INC | TEXTRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	71,178
Asset held for investment	$ 6,204,586
Investment, Identifier [Axis]: COMMON STOCKS | THE BOOKING HOLDINGS INC | THE BOOKING HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	393
Asset held for investment	$ 2,104,645
Investment, Identifier [Axis]: COMMON STOCKS | THE BOOKING HOLDINGS INC | THE BOOKING HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,100
Asset held for investment	$ 16,601,523
Investment, Identifier [Axis]: COMMON STOCKS | TOAST INC | TOAST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	70,700
Asset held for investment	$ 2,510,557
Investment, Identifier [Axis]: COMMON STOCKS | TOPBUILD CORP | TOPBUILD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,800
Asset held for investment	$ 2,419,702
Investment, Identifier [Axis]: COMMON STOCKS | TOWER SEMICONDCTR LTD | TOWER SEMICONDCTR LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,700
Asset held for investment	$ 786,714
Investment, Identifier [Axis]: COMMON STOCKS | TPG INC | TPG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	31,893
Asset held for investment	$ 2,036,049
Investment, Identifier [Axis]: COMMON STOCKS | TRADE DESK INC | TRADE DESK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	31,219
Asset held for investment	$ 1,185,073
Investment, Identifier [Axis]: COMMON STOCKS | TRADEWEB MARKETS INC A | TRADEWEB MARKETS INC A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,564
Asset held for investment	$ 1,351,133
Investment, Identifier [Axis]: COMMON STOCKS | TRADEWEB MARKETS INC A | TRADEWEB MARKETS INC A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,600
Asset held for investment	$ 3,183,184
Investment, Identifier [Axis]: COMMON STOCKS | TRANSCAT INC | TRANSCAT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,300
Asset held for investment	$ 414,129
Investment, Identifier [Axis]: COMMON STOCKS | TRANSMEDICS GROUP INC | TRANSMEDICS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,891
Asset held for investment	$ 594,990
Investment, Identifier [Axis]: COMMON STOCKS | TRANSUNION | TRANSUNION 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	56,343
Asset held for investment	$ 4,831,412
Investment, Identifier [Axis]: COMMON STOCKS | TRANSUNION | TRANSUNION 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	69,334
Asset held for investment	$ 5,945,391
Investment, Identifier [Axis]: COMMON STOCKS | TRIMAS CORP | TRIMAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,430
Asset held for investment	$ 901,494
Investment, Identifier [Axis]: COMMON STOCKS | TRUEBLUE INC | TRUEBLUE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	115,262
Asset held for investment	$ 524,442
Investment, Identifier [Axis]: COMMON STOCKS | TYLER TECHNOLOGIES INC | TYLER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,600
Asset held for investment	$ 8,443,470
Investment, Identifier [Axis]: COMMON STOCKS | UL SOLUTIONS INC CL A | UL SOLUTIONS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,154
Asset held for investment	$ 3,403,124
Investment, Identifier [Axis]: COMMON STOCKS | ULTA BEAUTY INC | ULTA BEAUTY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,892
Asset held for investment	$ 5,984,759
Investment, Identifier [Axis]: COMMON STOCKS | UNITEDHEALTH GROUP INC | UNITEDHEALTH GROUP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	54,600
Asset held for investment	$ 18,024,006
Investment, Identifier [Axis]: COMMON STOCKS | UNITEDHEALTH GROUP INC | UNITEDHEALTH GROUP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,900
Asset held for investment	$ 4,588,529
Investment, Identifier [Axis]: COMMON STOCKS | UNITEDHEALTH GROUP INC | UNITEDHEALTH GROUP INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,275
Asset held for investment	$ 2,401,550
Investment, Identifier [Axis]: COMMON STOCKS | UNITY SOFTWARE INC | UNITY SOFTWARE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	31,294
Asset held for investment	$ 1,382,256
Investment, Identifier [Axis]: COMMON STOCKS | UNITY SOFTWARE INC | UNITY SOFTWARE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	46,497
Asset held for investment	$ 2,053,772
Investment, Identifier [Axis]: COMMON STOCKS | UNIVERSAL CORP | UNIVERSAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,794
Asset held for investment	$ 833,134
Investment, Identifier [Axis]: COMMON STOCKS | UNIVERSAL TECH INST INC | UNIVERSAL TECH INST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	22,581
Asset held for investment	$ 590,042
Investment, Identifier [Axis]: COMMON STOCKS | UNIVEST FINANCIAL CORP | UNIVEST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	42,225
Asset held for investment	$ 1,382,447
Investment, Identifier [Axis]: COMMON STOCKS | USANA HEALTH SCIENCES INC | USANA HEALTH SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	45,141
Asset held for investment	$ 886,118
Investment, Identifier [Axis]: COMMON STOCKS | VALVOLINE INC | VALVOLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,500
Asset held for investment	$ 857,270
Investment, Identifier [Axis]: COMMON STOCKS | VAREX IMAGING CORP | VAREX IMAGING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	164,038
Asset held for investment	$ 1,911,043
Investment, Identifier [Axis]: COMMON STOCKS | VAXCYTE INC | VAXCYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,852
Asset held for investment	$ 1,884,911
Investment, Identifier [Axis]: COMMON STOCKS | VEEVA SYS INC CL A | VEEVA SYS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	36,270
Asset held for investment	$ 8,096,552
Investment, Identifier [Axis]: COMMON STOCKS | VERACYTE INC | VERACYTE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,900
Asset held for investment	$ 795,690
Investment, Identifier [Axis]: COMMON STOCKS | VERALTO CORP | VERALTO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	53,200
Asset held for investment	$ 5,308,296
Investment, Identifier [Axis]: COMMON STOCKS | VERICEL CORP | VERICEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,300
Asset held for investment	$ 1,055,093
Investment, Identifier [Axis]: COMMON STOCKS | VERTEX INC - CLASS A | VERTEX INC - CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,445
Asset held for investment	$ 428,257
Investment, Identifier [Axis]: COMMON STOCKS | VERTIV HOLDINGS CO | VERTIV HOLDINGS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,790
Asset held for investment	$ 13,574,818
Investment, Identifier [Axis]: COMMON STOCKS | VF CORP | VF CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	242,700
Asset held for investment	$ 4,388,016
Investment, Identifier [Axis]: COMMON STOCKS | VIKING HOLDINGS LTD | VIKING HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,883
Asset held for investment	$ 8,989,305
Investment, Identifier [Axis]: COMMON STOCKS | VISA INC CL A | VISA INC CL A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	37,430
Asset held for investment	$ 13,127,075
Investment, Identifier [Axis]: COMMON STOCKS | VISA INC CL A | VISA INC CL A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,901
Asset held for investment	$ 4,524,510
Investment, Identifier [Axis]: COMMON STOCKS | WATTS WATER TECH INC CL A | WATTS WATER TECH INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,100
Asset held for investment	$ 855,662
Investment, Identifier [Axis]: COMMON STOCKS | WEBSTER FINANCIAL | WEBSTER FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,945
Asset held for investment	$ 2,765,898
Investment, Identifier [Axis]: COMMON STOCKS | WELLS FARGO & CO | WELLS FARGO & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,500
Asset held for investment	$ 18,686,600
Investment, Identifier [Axis]: COMMON STOCKS | WEST PHARMACEUTICAL SVCS INC | WEST PHARMACEUTICAL SVCS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,274
Asset held for investment	$ 3,101,928
Investment, Identifier [Axis]: COMMON STOCKS | WILLIS TOWERS WATSON PLC | WILLIS TOWERS WATSON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,260
Asset held for investment	$ 9,614,836
Investment, Identifier [Axis]: COMMON STOCKS | WINGSTOP INC | WINGSTOP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,700
Asset held for investment	$ 1,359,393
Investment, Identifier [Axis]: COMMON STOCKS | WINGSTOP INC | WINGSTOP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,700
Asset held for investment	$ 1,836,373
Investment, Identifier [Axis]: COMMON STOCKS | WINNEBAGO INDUSTRIES INC | WINNEBAGO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,518
Asset held for investment	$ 1,641,789
Investment, Identifier [Axis]: COMMON STOCKS | WOODWARD INC | WOODWARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,243
Asset held for investment	$ 980,424
Investment, Identifier [Axis]: COMMON STOCKS | WSFS FINANCIAL CORP | WSFS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,120
Asset held for investment	$ 2,160,989
Investment, Identifier [Axis]: COMMON STOCKS | WYNDHAM HOTELS & RESORTS INC | WYNDHAM HOTELS & RESORTS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,500
Asset held for investment	$ 1,246,740
Investment, Identifier [Axis]: COMMON STOCKS | WYNDHAM HOTELS & RESORTS INC | WYNDHAM HOTELS & RESORTS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	36,300
Asset held for investment	$ 2,742,828
Investment, Identifier [Axis]: COMMON STOCKS | XOMETRY INC | XOMETRY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,412
Asset held for investment	$ 440,792
Investment, Identifier [Axis]: COMMON STOCKS | XPO INC | XPO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,900
Asset held for investment	$ 4,063,709
Investment, Identifier [Axis]: COMMON STOCKS | YUM BRANDS INC | YUM BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	67,159
Asset held for investment	$ 10,159,814
Investment, Identifier [Axis]: COMMON STOCKS | ZIMMER BIOMET HLDGS INC | ZIMMER BIOMET HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	134,100
Asset held for investment	$ 12,058,272
Investment, Identifier [Axis]: COMMON STOCKS | ZOOM COMMUNICATIONS INC CL A | ZOOM COMMUNICATIONS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	47,400
Asset held for investment	$ 4,090,146
Investment, Identifier [Axis]: COMMON STOCKS | ZSCALER INC | ZSCALER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,300
Asset held for investment	$ 4,340,956
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | FIDELITY INSTITUTIONAL ASSET MANAGEMENT | FIAM EMERGING MARKETS EQUITY SMALL CAP COMMINGLED
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,612,911
Asset held for investment	$ 38,322,754
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | FIDELITY MANAGEMENT TRUST COMPANY | FID CONTRA POOL CLASS F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,825,170
Asset held for investment	$ 829,616,539
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | FIDELITY MANAGEMENT TRUST COMPANY | FIDELITY BLUE CHIP GROWTH COMMINGLED POOL - CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,907,734
Asset held for investment	$ 353,282,509
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | GLOBAL TRUST COMPANY | ARROWSTREET INTERNATIONAL EQUITY EAFE CIT CLASS B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	709,343
Asset held for investment	$ 158,557,476
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | NORTHERN TRUST COMPANY | NORTHERN TRUST COLLECTIVE RUSSELL 2000 INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	56,024
Asset held for investment	$ 10,293,837
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | NORTHERN TRUST COMPANY | NORTHERN TRUST COLLECTIVE S&P 400 INDEX FUND - DC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,343
Asset held for investment	$ 20,821,166
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | NORTHERN TRUST COMPANY | NT COLLECTIVE RUSSELL 1000 GROWTH INDEX FUND - DC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	74,242
Asset held for investment	$ 19,279,841
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | NT S&P 500 IDX NL 466586Y | NORTHERN TRUST COLLECTIVE S&P 500 INDEX FUND - DC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,512,311
Asset held for investment	$ 866,728,950
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | SEI TRUST COMPANY | AXIOM INTERNATIONAL SMALL CAP TRUST 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,220,331
Asset held for investment	$ 26,139,489
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,260,535
Asset held for investment	$ 28,311,626
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,386,415
Asset held for investment	$ 767,219,826
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,269,616
Asset held for investment	$ 216,074,761
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	46,278,063
Asset held for investment	$ 1,092,162,283
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,282,661
Asset held for investment	$ 150,029,955
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,844,604
Asset held for investment	$ 962,645,641
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,683,934
Asset held for investment	$ 139,028,044
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,624,876
Asset held for investment	$ 504,690,716
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,167,199
Asset held for investment	$ 101,971,357
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,624,597
Asset held for investment	$ 88,693,892
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,172,421
Asset held for investment	$ 28,665,706
Investment, Identifier [Axis]: COMMON/COLLECTIVE TRUST | VANGUARD TDF | VANGUARD TARGET RETIREMENT INCOME
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,439,638
Asset held for investment	$ 299,300,735
Investment, Identifier [Axis]: CORPORATE BONDS | 6297782 LLC | SOUTH BOW USA INFRASTRUCTURE HOLDINGS LLC 4.911% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	855,000
Asset held for investment	$ 862,821
Investment interest rate	4.91%
Investment, Identifier [Axis]: CORPORATE BONDS | ABU DHABI DEVELOPMENTAL HOLDING CO PJSC | ABU DHABI DEVELOPMENTAL HOLDING CO PJSC 4.5% 05/06
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,155,000
Asset held for investment	$ 1,162,404
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | AERCAP IRELAND CAP LTD / AERCAP GLOBAL A | AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL AVIATIO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,478,000
Asset held for investment	$ 1,518,268
Investment interest rate	6.45%
Investment, Identifier [Axis]: CORPORATE BONDS | AERCAP IRELAND CAP LTD / AERCAP GLOBAL A | AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL AVIATIO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 229,254
Investment interest rate	6.10%
Investment, Identifier [Axis]: CORPORATE BONDS | AES CORP | AES CORP 1.375% 01/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,213,000
Asset held for investment	$ 1,211,598
Investment interest rate	1.38%
Investment, Identifier [Axis]: CORPORATE BONDS | AFFIRM ASSET SECURITIZATION TRUST 2025-X | SEAFFIRM ASSET SECURITIZATION TRUST 2025-X2 4.66%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	704,233
Asset held for investment	$ 704,904
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | AFFIRM MASTER TRUST | AFFIRM MASTER TRUST 4.45% 10/16/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	660,000
Asset held for investment	$ 662,330
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | AFFIRM MASTER TRUST | AFFIRM MASTER TRUST 4.67% 07/15/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	510,000
Asset held for investment	$ 513,489
Investment interest rate	4.67%
Investment, Identifier [Axis]: CORPORATE BONDS | AFFIRM MASTER TRUST | AFFIRM MASTER TRUST 5.06% 07/15/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	535,000
Asset held for investment	$ 538,594
Investment interest rate	5.06%
Investment, Identifier [Axis]: CORPORATE BONDS | AIG GLOBAL FDG SR MTN | COREBRIDGE GBL FUNDING 4.25% 08/21/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 601,529
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | AIG GLOBAL FDG SR MTN | COREBRIDGE GBL FUNDING 4.65% 08/20/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	310,000
Asset held for investment	$ 312,887
Investment interest rate	4.65%
Investment, Identifier [Axis]: CORPORATE BONDS | AIG GLOBAL FDG SR MTN | COREBRIDGE GBL FUNDING 5.2% 01/12/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	305,000
Asset held for investment	$ 312,840
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | ALINEA CLO 2018-1 LTD | ALINEA CLO 2018-1 LTD TSFR3M+115 07/20/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 250,036
Investment interest rate	5.03%
Investment, Identifier [Axis]: CORPORATE BONDS | ALINEA CLO 2018-1 LTD | ALINEA CLO 2018-1 LTD TSFR3M+90 07/20/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,986
Asset held for investment	$ 7,986
Investment interest rate	4.78%
Investment, Identifier [Axis]: CORPORATE BONDS | ALLY AUTO RECEIVABLES TR 2023-A | ALLY AUTO RECEIVABLES TR 2023-A B 6.01% 01/17/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,758
Asset held for investment	$ 5,762
Investment interest rate	6.01%
Investment, Identifier [Axis]: CORPORATE BONDS | ALLY AUTO RECEIVABLES TR 2023-A | ALLY AUTO RECEIVABLES TR 2023-A C 6.08% 01/17/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	259,435
Asset held for investment	$ 261,795
Investment interest rate	6.08%
Investment, Identifier [Axis]: CORPORATE BONDS | ALLY BK MIDVALE UTAH | ALLY BK MIDVALE UTAH 2025-B B 4.501% 09/15/2033 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	306,869
Asset held for investment	$ 308,059
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | ALLY BK MIDVALE UTAH | ALLY BK MIDVALE UTAH 2025-B C 4.697% 09/15/2033 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	371,962
Asset held for investment	$ 374,219
Investment interest rate	4.70%
Investment, Identifier [Axis]: CORPORATE BONDS | ALLY BK MIDVALE UTAH | ALLY BK MIDVALE UTAH 24-A C 6.022% 05/17/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	118,595
Asset held for investment	$ 120,646
Investment interest rate	6.02%
Investment, Identifier [Axis]: CORPORATE BONDS | ALLY BK MIDVALE UTAH | ALLY BK MIDVALE UTAH 24-B C 5.215% 09/15/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	145,252
Asset held for investment	$ 146,553
Investment interest rate	5.22%
Investment, Identifier [Axis]: CORPORATE BONDS | ALLY BK MIDVALE UTAH | ALLY BK MIDVALE UTAH 4.97% 09/15/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	145,252
Asset held for investment	$ 146,665
Investment interest rate	4.97%
Investment, Identifier [Axis]: CORPORATE BONDS | AMEREN CORP | AMEREN CORP 1.95% 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	473,000
Asset held for investment	$ 461,676
Investment interest rate	1.95%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN ELECTRIC POWER INC | AMERICAN ELECTRIC POWER INC 5.2% 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,090,000
Asset held for investment	$ 1,123,460
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN EXPRESS CO | AMERICAN EXPRESS CO 4.731%/VAR 04/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	675,000
Asset held for investment	$ 685,357
Investment interest rate	4.73%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN EXPRESS CO | AMERICAN EXPRESS CO 5.043%/VAR 07/26/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 559,283
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN EXPRESS CO | AMERICAN EXPRESS CO 5.098%/VAR 02/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	345,000
Asset held for investment	$ 349,007
Investment interest rate	5.10%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN EXPRESS CO | AMERICAN EXPRESS CO 5.532%/VAR 04/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	670,000
Asset held for investment	$ 698,945
Investment interest rate	5.53%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN HONDA FINANCE CORP | AMERICAN HONDA FINANCE CORP 5.65% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	990,000
Asset held for investment	$ 1,032,681
Investment interest rate	5.65%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN TOWER CORP | AMERICAN TOWER CORP 1.6% 04/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,458,000
Asset held for investment	$ 1,448,094
Investment interest rate	1.60%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICAN TOWER CORP | AMERICAN TOWER CORP 3.55% 07/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	589,000
Asset held for investment	$ 584,329
Investment interest rate	3.55%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2021-2 D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,495,000
Asset held for investment	$ 1,492,891
Investment interest rate	1.29%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2022-2 4.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	574,093
Asset held for investment	$ 574,509
Investment interest rate	4.81%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2023-1 5.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	335,000
Asset held for investment	$ 340,264
Investment interest rate	5.80%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERISOURCEBERGEN CORP | CENCORA INC 3.45% 12/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	182,000
Asset held for investment	$ 180,387
Investment interest rate	3.45%
Investment, Identifier [Axis]: CORPORATE BONDS | AMERISOURCEBERGEN CORP | CENCORA INC 4.625% 12/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	510,000
Asset held for investment	$ 516,467
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | AMPHENOL CORPORATION NEW | AMPHENOL CORPORATION NEW 4.75% 03/30/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	345,000
Asset held for investment	$ 345,646
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | AMUR EQUIPMENT FINANCE RECEIVABLES XIV L | AMUR EQUIPMENT FINANCE RECEIVABLES XIV LLC 5.97% 10/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	140,000
Asset held for investment	$ 143,337
Investment interest rate	5.97%
Investment, Identifier [Axis]: CORPORATE BONDS | ANTHELION CLO 2025-1 LTD | ANTHELION CLO 2025-1 LTD A1 TSFR3M+150 07/20/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	890,000
Asset held for investment	$ 891,204
Investment interest rate	5.82%
Investment, Identifier [Axis]: CORPORATE BONDS | ANTHEM INC | ELEVANCE HEALTH INC 2.25% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 413,153
Investment interest rate	2.25%
Investment, Identifier [Axis]: CORPORATE BONDS | ANTHEM INC | ELEVANCE HEALTH INC 4.75% 02/15/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 382,471
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | ANTHEM INC | ELEVANCE HEALTH INC 4.75% 02/15/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 611,953
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | APPALACHIAN POWER CO | APPALACHIAN POWER CO 3.3% 06/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,348,000
Asset held for investment	$ 1,335,128
Investment interest rate	3.30%
Investment, Identifier [Axis]: CORPORATE BONDS | APTARGROUP INC | APTARGROUP INC 4.75% 03/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	295,000
Asset held for investment	$ 297,083
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | ARBYS FUNDING 2015-1A LLC | ARBYS FUNDING 2015-1A LLC 3.237% 07/30/2050 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,511,263
Asset held for investment	$ 1,472,056
Investment interest rate	3.24%
Investment, Identifier [Axis]: CORPORATE BONDS | ARI FLEET LEASE TRUST 2023-A | ARI FLEET LEASE TRUST 2023-A 5.41% 02/17/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,466
Asset held for investment	$ 43,487
Investment interest rate	5.41%
Investment, Identifier [Axis]: CORPORATE BONDS | ARI FLEET LEASE TRUST 2024-B | ARI FLEET LEASE TRUST 2024-B 5.54% 04/15/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	347,444
Asset held for investment	$ 349,943
Investment interest rate	5.54%
Investment, Identifier [Axis]: CORPORATE BONDS | ASPEN INSURANCE | ASPEN INSURANCE HLDS LTD 5.75% 07/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	385,000
Asset held for investment	$ 401,360
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | AT&T INC | AT&T INC 2.75% 06/01/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	825,000
Asset held for investment	$ 757,674
Investment interest rate	2.75%
Investment, Identifier [Axis]: CORPORATE BONDS | AT&T INC | AT&T INC 2.75% 06/01/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	650,000
Asset held for investment	$ 596,955
Investment interest rate	2.75%
Investment, Identifier [Axis]: CORPORATE BONDS | AT&T INC | AT&T INC 4.1% 02/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	330,000
Asset held for investment	$ 330,145
Investment interest rate	4.10%
Investment, Identifier [Axis]: CORPORATE BONDS | ATHENE GLOBAL FUNDING | ATHENE GLOBAL FUNDING 4.86% 08/27/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	665,000
Asset held for investment	$ 667,488
Investment interest rate	4.86%
Investment, Identifier [Axis]: CORPORATE BONDS | ATHENE GLOBAL FUNDING | ATHENE GLOBAL FUNDING 5.349% 07/09/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	655,000
Asset held for investment	$ 665,793
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | ATHENE GLOBAL FUNDING | ATHENE GLOBAL FUNDING 5.684% 02/23/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	890,000
Asset held for investment	$ 891,796
Investment interest rate	5.68%
Investment, Identifier [Axis]: CORPORATE BONDS | ATLASSIAN CORP PLC | ATLASSIAN CORP PLC 5.25% 05/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	335,000
Asset held for investment	$ 344,305
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | AUTOZONE INC | AUTOZONE INC 5.165% 06/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	640,000
Asset held for investment	$ 660,053
Investment interest rate	5.17%
Investment, Identifier [Axis]: CORPORATE BONDS | AUXILIOR TERM FDG 2023-1 LLC | AUXILIOR TERM FUNDING 2023-1 LLC 23-1A A2 6.18% 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	223,844
Asset held for investment	$ 224,955
Investment interest rate	6.18%
Investment, Identifier [Axis]: CORPORATE BONDS | AUXILIOR TERM FUNDING 2024-1 LLC | AUXILIOR TERM FUNDING 2024-1 LLC 24-1A A3 5.49% 07/15/20231
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 381,798
Investment interest rate	5.49%
Investment, Identifier [Axis]: CORPORATE BONDS | AVOLON HLDGS FDG LTD | AVOLON HOLDINGS FUNDING LTD 2.125% 02/21/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	469,000
Asset held for investment	$ 467,469
Investment interest rate	2.13%
Investment, Identifier [Axis]: CORPORATE BONDS | AVOLON HLDGS FDG LTD | AVOLON HOLDINGS FUNDING LTD 5.75% 03/01/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	635,000
Asset held for investment	$ 656,610
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | AVOLON HLDGS FDG LTD | AVOLON HOLDINGS FUNDING LTD 6.375% 05/04/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 312,591
Investment interest rate	6.38%
Investment, Identifier [Axis]: CORPORATE BONDS | Avis Budget Rental Car Funding LLC | AVIS BUDGET RENTCAR FDG AE LLC 4.46% 02/20/2030 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	140,000
Asset held for investment	$ 139,982
Investment interest rate	4.46%
Investment, Identifier [Axis]: CORPORATE BONDS | Avis Budget Rental Car Funding LLC | AVIS BUDGET RENTCAR FDG AE LLC 4.95% 02/20/2030 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 100,345
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | Avis Budget Rental Car Funding LLC | AVIS BUDGET RENTCAR FDG AE LLC 6.12% 04/20/2028 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,575,000
Asset held for investment	$ 1,604,765
Investment interest rate	6.12%
Investment, Identifier [Axis]: CORPORATE BONDS | Avis Budget Rental Car Funding LLC | AVIS BUDGET RENTCAR FDG AE LLC 6.18% 10/20/2027 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	195,000
Asset held for investment	$ 196,549
Investment interest rate	6.18%
Investment, Identifier [Axis]: CORPORATE BONDS | Avis Budget Rental Car Funding LLC | AVIS BUDGET RENTCAR FDG AE LLC 6.24% 04/20/2027 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	180,000
Asset held for investment	$ 180,496
Investment interest rate	6.24%
Investment, Identifier [Axis]: CORPORATE BONDS | BACARDI LTD | BACARDI LTD 4.7% 05/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,435,000
Asset held for investment	$ 1,445,685
Investment interest rate	4.70%
Investment, Identifier [Axis]: CORPORATE BONDS | BAE SYSTEMS PLC | BAE SYSTEMS PLC 5% 03/26/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	715,000
Asset held for investment	$ 723,562
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | BALBOA BAY LOAN FUNDING 2023-1 LTD | BALBOA BAY LOAN FUNDING LTD 2023-1A ARR TSFR3M+11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	555,000
Asset held for investment	$ 556,294
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | BANCO SANTAND CTRL HISPANO SA | BANCO SANTANDER SA 5.552%/VAR 03/14/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 610,034
Investment interest rate	5.55%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 1.734%/VAR 07/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	405,000
Asset held for investment	$ 399,833
Investment interest rate	1.73%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 2.496%/VAR 02/13/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	455,000
Asset held for investment	$ 423,803
Investment interest rate	2.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 2.496%/VAR 02/13/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 186,287
Investment interest rate	2.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 2.572%/VAR 10/20/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 405,856
Investment interest rate	2.57%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 3.419%/VAR 12/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 345,598
Investment interest rate	3.42%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 3.846%/VAR 03/08/2037 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,375,000
Asset held for investment	$ 1,294,886
Investment interest rate	3.85%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 3.846%/VAR 03/08/2037 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,100,000
Asset held for investment	$ 1,035,909
Investment interest rate	3.85%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.183% 11/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 451,080
Investment interest rate	4.18%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.25% 10/22/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 275,646
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.25% 10/22/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,000
Asset held for investment	$ 325,764
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.45% 03/03/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 150,108
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.623%/VAR 05/09/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	925,000
Asset held for investment	$ 937,271
Investment interest rate	4.62%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.623%/VAR 05/09/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,155,000
Asset held for investment	$ 1,170,322
Investment interest rate	4.62%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.623%/VAR 05/09/2029 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 481,301
Investment interest rate	4.62%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 4.979%/VAR 01/24/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 280,146
Investment interest rate	4.98%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 5.08%/VAR 01/20/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	345,000
Asset held for investment	$ 345,167
Investment interest rate	5.08%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF AMERICA CORPORATION | BANK OF AMERICA CORPORATION 6.204%/VAR 11/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 259,778
Investment interest rate	6.20%
Investment, Identifier [Axis]: CORPORATE BONDS | BANK OF NEW YORK NA | BANK OF NEW YORK MELLON 4.729%/VAR 04/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	840,000
Asset held for investment	$ 853,835
Investment interest rate	4.73%
Investment, Identifier [Axis]: CORPORATE BONDS | BANQUE FED CRED MUTUEL PARIS | BANQUE FED CRED MUTUEL PARIS 4.935% 01/26/2026 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 600,350
Investment interest rate	4.94%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 4.476%/VAR 11/11/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	540,000
Asset held for investment	$ 542,980
Investment interest rate	4.48%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 4.836% 05/09/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,187,000
Asset held for investment	$ 1,197,141
Investment interest rate	4.84%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 4.836% 05/09/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 705,980
Investment interest rate	4.84%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 5.086%/VAR 02/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	860,000
Asset held for investment	$ 876,417
Investment interest rate	5.09%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 5.501%/VAR 08/09/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 536,379
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 5.501%/VAR 08/09/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	725,000
Asset held for investment	$ 740,713
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 5.829%/VAR 05/09/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 502,814
Investment interest rate	5.83%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 5.829%/VAR 05/09/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 201,125
Investment interest rate	5.83%
Investment, Identifier [Axis]: CORPORATE BONDS | BARCLAYS PLC | BARCLAYS PLC 6.49%/VAR 09/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 528,403
Investment interest rate	6.49%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 2.259% 03/25/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 360,851
Investment interest rate	2.26%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 2.259% 03/25/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 120,284
Investment interest rate	2.26%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 2.726% 03/25/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 368,792
Investment interest rate	2.73%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 2.726% 03/25/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 138,297
Investment interest rate	2.73%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 4.742% 03/16/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	575,000
Asset held for investment	$ 580,248
Investment interest rate	4.74%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 4.742% 03/16/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 403,651
Investment interest rate	4.74%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 6.421% 08/02/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	875,000
Asset held for investment	$ 965,506
Investment interest rate	6.42%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT CAPITAL CORP | BAT CAPITAL CORP 6.421% 08/02/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 413,788
Investment interest rate	6.42%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT INTL FINANCE PLC | BAT INTL FINANCE PLC 1.668% 03/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	850,000
Asset held for investment	$ 845,307
Investment interest rate	1.67%
Investment, Identifier [Axis]: CORPORATE BONDS | BAT INTL FINANCE PLC | BAT INTL FINANCE PLC 4.448% 03/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,635,000
Asset held for investment	$ 1,647,701
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | BATTALION CLO X LTD / BATTALION CLO X LL | BATTALION CLO X LTD 16-10A A2R3 TSFR3M+175 01/24/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,610,000
Asset held for investment	$ 1,610,747
Investment interest rate	5.48%
Investment, Identifier [Axis]: CORPORATE BONDS | BATTALION CLO XII LTD | BATTALION CLO XII LTD 12A BRR TSFR3M+120 05/17/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 697,096
Investment interest rate	5.39%
Investment, Identifier [Axis]: CORPORATE BONDS | BATTALION CLO XII LTD | BATTALION CLO XII LTD 12A CRR TSFR3M+155 05/17/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	760,000
Asset held for investment	$ 759,099
Investment interest rate	5.40%
Investment, Identifier [Axis]: CORPORATE BONDS | BATTALION CLO XV LTD / BATTALION CLO XV | BATTALION CLO XV LTD / BATTALION CLO XV LLC 20-15A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	515,000
Asset held for investment	$ 512,458
Investment interest rate	5.78%
Investment, Identifier [Axis]: CORPORATE BONDS | BATTALION CLO XXI LTD | BATTALION CLO XXI LTD BR TSFR3M+170 07/15/2034 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	455,000
Asset held for investment	$ 454,238
Investment interest rate	5.60%
Investment, Identifier [Axis]: CORPORATE BONDS | BAYER AG | BAYER US FIN II LLC 4.375% 12/15/2028 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,300,000
Asset held for investment	$ 1,301,425
Investment interest rate	4.38%
Investment, Identifier [Axis]: CORPORATE BONDS | BAYER AG | BAYER US FIN II LLC 4.375% 12/15/2028 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	825,000
Asset held for investment	$ 825,904
Investment interest rate	4.38%
Investment, Identifier [Axis]: CORPORATE BONDS | BAYER US FIN LLC | BAYER US FIN LLC 6.5% 11/21/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 216,519
Investment interest rate	6.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BAYVIEW OPPORTUNITY MASTER FD VII 2025-E | BAYVIEW OPPORTUNITY MASTER FD VII 2025-EDU1 LLC SO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	236,179
Asset held for investment	$ 236,603
Investment interest rate	5.17%
Investment, Identifier [Axis]: CORPORATE BONDS | BAYVIEW OPPORTUNITY MASTER FD VII 2025-E | BAYVIEW OPPORTUNITY MASTER FUND VII 2025-EDU1 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	717,800
Asset held for investment	$ 717,798
Investment interest rate	5.57%
Investment, Identifier [Axis]: CORPORATE BONDS | BAYVIEW OPPORTUNITY MASTER FUND VII 2024 | BAYVIEW OPPORTUNITY MASTER FUND VII 2024-CAR1 LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	163,286
Asset held for investment	$ 163,746
Investment interest rate	4.97%
Investment, Identifier [Axis]: CORPORATE BONDS | BECTON DICKINSON & CO | BECTON DICKINSON & CO 4.693% 02/13/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,325,000
Asset held for investment	$ 1,342,526
Investment interest rate	4.69%
Investment, Identifier [Axis]: CORPORATE BONDS | BLUE OWL ASSET LEASING TRUST 2024-1 LLC | BLUE OWL ASSET LEASING TRUST 2024-1 LLC 5.41% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	170,000
Asset held for investment	$ 171,962
Investment interest rate	5.41%
Investment, Identifier [Axis]: CORPORATE BONDS | BLUE OWL ASSET LEASING TRUST 2024-1 LLC | BLUE OWL ASSET LEASING TRUST 2024-1A A2 LLC 5.05% 03/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	317,284
Asset held for investment	$ 318,503
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | BLUEMOUNTAIN CLO 2016-3 LTD | BLUEMOUNTAIN CLO 2016-3 LTD TSFR3M+120 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,833
Asset held for investment	$ 325,890
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | BLUEMOUNTAIN CLO 2018-3 LTD / BLUEMOUNTA | BLUEMOUNTAIN CLO 2018-3A A1R LTD/LLC TSFR3M+119 10/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	274,680
Asset held for investment	$ 275,035
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | BMW US CAPITAL LLC | BMW US CAPITAL LLC 4.6% 08/13/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,485,000
Asset held for investment	$ 1,500,296
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 2.588%/VAR 08/12/2035 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 248,630
Investment interest rate	2.59%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 4.375% 05/12/2026 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,175,000
Asset held for investment	$ 1,174,716
Investment interest rate	4.38%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 4.375% 05/12/2026 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 399,903
Investment interest rate	4.38%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 4.625% 03/13/2027 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,197,000
Asset held for investment	$ 1,201,478
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 4.625% 03/13/2027 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	425,000
Asset held for investment	$ 426,590
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 4.792%/VAR 05/09/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,175,000
Asset held for investment	$ 1,188,050
Investment interest rate	4.79%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 5.085%/VAR 05/09/2031 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 484,891
Investment interest rate	5.08%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 5.085%/VAR 05/09/2031 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	775,000
Asset held for investment	$ 791,137
Investment interest rate	5.08%
Investment, Identifier [Axis]: CORPORATE BONDS | BNP PARIBAS | BNP PARIBAS 5.786%/VAR 01/13/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 551,111
Investment interest rate	5.79%
Investment, Identifier [Axis]: CORPORATE BONDS | BOEING CO | BOEING CO 2.196% 02/04/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	505,000
Asset held for investment	$ 504,039
Investment interest rate	2.20%
Investment, Identifier [Axis]: CORPORATE BONDS | BOEING CO | BOEING CO 3.2% 03/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	635,000
Asset held for investment	$ 615,615
Investment interest rate	3.20%
Investment, Identifier [Axis]: CORPORATE BONDS | BOEING CO | BOEING CO 6.259% 05/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,244,000
Asset held for investment	$ 1,276,364
Investment interest rate	6.26%
Investment, Identifier [Axis]: CORPORATE BONDS | BOOZ ALLEN AND HAMILTON INC | BOOZ ALLEN AND HAMILTON INC 3.875% 09/01/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,520,000
Asset held for investment	$ 1,491,902
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | BOOZ ALLEN AND HAMILTON INC | BOOZ ALLEN AND HAMILTON INC 4% 07/01/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	165,000
Asset held for investment	$ 161,209
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | BOSTON PPTY LTD PARTNERSHIP | BOSTON PROPERTIES LP 2.9% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 210,960
Investment interest rate	2.90%
Investment, Identifier [Axis]: CORPORATE BONDS | BOSTON PPTY LTD PARTNERSHIP | BOSTON PROPERTIES LP 3.25% 01/30/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,150,000
Asset held for investment	$ 1,078,551
Investment interest rate	3.25%
Investment, Identifier [Axis]: CORPORATE BONDS | BOSTON PPTY LTD PARTNERSHIP | BOSTON PROPERTIES LP 3.25% 01/30/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	650,000
Asset held for investment	$ 609,616
Investment interest rate	3.25%
Investment, Identifier [Axis]: CORPORATE BONDS | BOSTON PPTY LTD PARTNERSHIP | BOSTON PROPERTIES LP 3.65% 02/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	675,000
Asset held for investment	$ 674,504
Investment interest rate	3.65%
Investment, Identifier [Axis]: CORPORATE BONDS | BOSTON PPTY LTD PARTNERSHIP | BOSTON PROPERTIES LP 4.5% 12/01/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 478,070
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BOSTON PPTY LTD PARTNERSHIP | BOSTON PROPERTIES LP 4.5% 12/01/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	850,000
Asset held for investment	$ 855,494
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BOSTON PPTY LTD PARTNERSHIP | BOSTON PROPERTIES LP 6.5% 01/15/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 296,022
Investment interest rate	6.50%
Investment, Identifier [Axis]: CORPORATE BONDS | BRE GRAND ISLANDER TIMESHARE ISSUER 2019 | BRE GRAND ISLANDER TIMESHARE ISSUER 2019-A LLC 3.2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	82,155
Asset held for investment	$ 81,634
Investment interest rate	3.28%
Investment, Identifier [Axis]: CORPORATE BONDS | BRIGHTHOUSE FINANCIAL GLOBAL FUNDING | BRIGHTHOUSE FINANCIAL GLOBAL FUNDING 1.55% 05/24/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	230,000
Asset held for investment	$ 227,517
Investment interest rate	1.55%
Investment, Identifier [Axis]: CORPORATE BONDS | BROWN & BROWN INC | BROWN & BROWN INC 4.7% 06/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	330,000
Asset held for investment	$ 333,956
Investment interest rate	4.70%
Investment, Identifier [Axis]: CORPORATE BONDS | BUNGE LTD FIN CORP | BUNGE LTD FIN CORP 2% 04/21/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 198,761
Investment interest rate	2.00%
Investment, Identifier [Axis]: CORPORATE BONDS | BUNGE LTD FIN CORP | BUNGE LTD FIN CORP 4.9% 04/21/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	975,000
Asset held for investment	$ 985,892
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | CAIXABANK SA | CAIXABANK SA 6.684%/VAR 09/13/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,240,000
Asset held for investment	$ 1,261,481
Investment interest rate	6.68%
Investment, Identifier [Axis]: CORPORATE BONDS | CANADIAN NATL RESOURCES LTD | CANADIAN NATL RESOURCES LTD 3.85% 06/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	660,000
Asset held for investment	$ 658,201
Investment interest rate	3.85%
Investment, Identifier [Axis]: CORPORATE BONDS | CANYON CAPITAL CLO 2019-2 LTD | CANYON CAPITAL CLO 2019-2 LTD TSFR3M+ 10/15/2034 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	815,000
Asset held for investment	$ 813,203
Investment interest rate	4.91%
Investment, Identifier [Axis]: CORPORATE BONDS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FIN CORP 4.927%/VAR 05/10/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 303,533
Investment interest rate	4.93%
Investment, Identifier [Axis]: CORPORATE BONDS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FIN CORP 4.927%/VAR 05/10/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 379,416
Investment interest rate	4.93%
Investment, Identifier [Axis]: CORPORATE BONDS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FIN CORP 5.268%/VAR 05/10/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 384,616
Investment interest rate	5.27%
Investment, Identifier [Axis]: CORPORATE BONDS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FIN CORP 6.312%/VAR 06/08/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 262,363
Investment interest rate	6.31%
Investment, Identifier [Axis]: CORPORATE BONDS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FIN CORP 7.149%/VAR 10/29/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	380,000
Asset held for investment	$ 389,055
Investment interest rate	7.15%
Investment, Identifier [Axis]: CORPORATE BONDS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FIN CORP 7.624%/VAR 10/30/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	875,000
Asset held for investment	$ 988,878
Investment interest rate	7.62%
Investment, Identifier [Axis]: CORPORATE BONDS | CAPITAL ONE FINANCIAL CORP | CAPITAL ONE FIN CORP 7.624%/VAR 10/30/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 141,268
Investment interest rate	7.62%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMAX AUTO OWNER TR 2023-2 | CARMAX AUTO OWNER TR 2023-2 C 5.57% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	955,000
Asset held for investment	$ 968,370
Investment interest rate	5.57%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMAX AUTO OWNER TR 2023-2 | CARMAX AUTO OWNER TR 2023-2 D 6.55% 10/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	635,000
Asset held for investment	$ 648,444
Investment interest rate	6.55%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMAX AUTO OWNER TRUST 2022-4 | CARMAX AUTO OWNER TRUST 2022-4 8.08% 04/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 619,576
Investment interest rate	8.08%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMAX AUTO OWNER TRUST 2024-1 | CARMAX AUTO OWNER TRUST 2024-1 5.47% 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 485,119
Investment interest rate	5.47%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMAX AUTO OWNER TRUST 2024-3 | CARMAX AUTO OWNER TRUST 2024-3 5.67% 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	195,000
Asset held for investment	$ 198,667
Investment interest rate	5.67%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMAX SELECT RECEIVABLES TRUST 2024-A | CARMAX SELECT RECEIVABLES TRUST 2024-A 5.35% 01/15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	210,000
Asset held for investment	$ 213,069
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMAX SELECT RECEIVABLES TRUST 2024-A | CARMAX SELECT RECEIVABLES TRUST 2024-A 5.62% 01/15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	885,000
Asset held for investment	$ 905,406
Investment interest rate	5.62%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMX 2023-3 A3 | CARMX 2023-3 A3 5.61% 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,075,000
Asset held for investment	$ 1,094,185
Investment interest rate	5.61%
Investment, Identifier [Axis]: CORPORATE BONDS | CARMX 2023-3 A3 | CARMX 2023-3 A3 6.44% 12/16/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	345,000
Asset held for investment	$ 353,253
Investment interest rate	6.44%
Investment, Identifier [Axis]: CORPORATE BONDS | CARVANA AUTO RECEIVABLES TR 2025-P4 | CARVANA AUTO RECEIVABLES TR 2025-P4 C 5.04% 04/12/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 99,960
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | CARVANA AUTO RECEIVABLES TR 2025-P4 | CARVANA AUTO RECEIVABLES TR 2025-P4 D 5.62% 11/10/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	120,000
Asset held for investment	$ 119,942
Investment interest rate	5.62%
Investment, Identifier [Axis]: CORPORATE BONDS | CARVANA AUTO RECEIVABLES TRUST 2024-N2 | CARVANA AUTO RECEIVABLES TRUST 2024-N2 B 5.67% 09/10/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	630,000
Asset held for investment	$ 637,710
Investment interest rate	5.67%
Investment, Identifier [Axis]: CORPORATE BONDS | CARVANA AUTO RECEIVABLES TRUST 2024-N2 | CARVANA AUTO RECEIVABLES TRUST 2024-N2 C 5.82% 09/10/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,345,000
Asset held for investment	$ 1,373,225
Investment interest rate	5.82%
Investment, Identifier [Axis]: CORPORATE BONDS | CB RICHARD ELLIS SERVICES INC | CBRE SERVICES INC 5.1% 06/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	315,000
Asset held for investment	$ 319,363
Investment interest rate	5.10%
Investment, Identifier [Axis]: CORPORATE BONDS | CCO HLDGS LLC/CAP CORP | CCO HLDGS LLC/CAP CORP 4.25% 01/15/2034 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,900,000
Asset held for investment	$ 1,615,521
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | CCO HLDGS LLC/CAP CORP | CCO HLDGS LLC/CAP CORP 4.25% 01/15/2034 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	850,000
Asset held for investment	$ 722,733
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | CCO HLDGS LLC/CAP CORP | CCO HLDGS LLC/CAP CORP 4.5% 05/01/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 336,576
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | CCO HLDGS LLC/CAP CORP | CCO HLDGS LLC/CAP CORP 4.5% 05/01/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	675,000
Asset held for investment	$ 605,838
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | CCO HLDGS LLC/CAP CORP | CCO HLDGS LLC/CAP CORP 4.5% 06/01/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 262,608
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | CELANESE US HLDGS LLC | CELANESE US HLDGS LLC 1.4% 08/05/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	665,000
Asset held for investment	$ 654,377
Investment interest rate	1.40%
Investment, Identifier [Axis]: CORPORATE BONDS | CEMEX SA | CEMEX SAB DE CV 5.2% 09/17/2030 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,400,000
Asset held for investment	$ 2,430,576
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | CEMEX SA | CEMEX SAB DE CV 5.2% 09/17/2030 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,275,000
Asset held for investment	$ 1,291,244
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | CENTENE CORP DEL | CENTENE CORP 4.625% 12/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,500,000
Asset held for investment	$ 1,454,916
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | CHARTER COMM OPER LLC/CAP CORP | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,800,000
Asset held for investment	$ 2,388,360
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | CHARTER COMM OPER LLC/CAP CORP | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 188,414
Investment interest rate	4.40%
Investment, Identifier [Axis]: CORPORATE BONDS | CHARTER COMM OPER LLC/CAP CORP | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 117,759
Investment interest rate	4.40%
Investment, Identifier [Axis]: CORPORATE BONDS | CHARTER COMM OPER LLC/CAP CORP | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 370,685
Investment interest rate	5.38%
Investment, Identifier [Axis]: CORPORATE BONDS | CHARTER COMM OPER LLC/CAP CORP | CHARTER COMMUNICATIONS OPERATING LLC / CHARTER COM 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 587,604
Investment interest rate	6.48%
Investment, Identifier [Axis]: CORPORATE BONDS | CHASE AUTO CREDIT LINKED NOTES SERIES 20 | CHASE AUTO CREDIT LINKED NOTES SERIES 2020-1 4.753
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	446,009
Asset held for investment	$ 449,427
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | CHENANGO PARK CLO LTD | CHENANGO PARK CLO LTD 18-1A A2R TSFR3M+145 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	455,000
Asset held for investment	$ 454,898
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | CHENANGO PARK CLO LTD | CHENANGO PARK CLO LTD 18-1A BR TSFR3M+180 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	960,000
Asset held for investment	$ 960,775
Investment interest rate	5.70%
Investment, Identifier [Axis]: CORPORATE BONDS | CHENIERE CORPUS CHRISTI HLD | CHENIERE CORPUS CHRISTI HOLDINGS LLC 5.125% 06/30/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	808,000
Asset held for investment	$ 815,814
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | CHENIERE ENERGY INC | CHENIERE ENERGY INC 4.625% 10/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	141,000
Asset held for investment	$ 140,761
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | CIFC FUNDING 2016-I LTD | CIFC FUNDING 2016-1A AR3 LTD TSFR3M+100 10/21/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,079,176
Asset held for investment	$ 1,079,355
Investment interest rate	4.87%
Investment, Identifier [Axis]: CORPORATE BONDS | CIFC FUNDING 2016-I LTD | CIFC FUNDING 2016-1A D1R3 LTD TSFR3M+250 10/21/203
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	480,000
Asset held for investment	$ 480,286
Investment interest rate	6.17%
Investment, Identifier [Axis]: CORPORATE BONDS | CITIGROUP INC | CITIGROUP INC 4.125% 07/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 624,745
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | CITIGROUP INC | CITIGROUP INC 5.174%/VAR 02/13/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	605,000
Asset held for investment	$ 620,821
Investment interest rate	5.17%
Investment, Identifier [Axis]: CORPORATE BONDS | CK HUTCHISON INTERNATIONAL 25 LTD | CK HUTCHISON INTERNATIONAL 25 LTD 4.25% 09/26/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	880,000
Asset held for investment	$ 878,399
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | CLOVER CLO 2019-1 LTD. | CLOVER CLO 2019-1 LTD 19-1A ARR TSFR3M+100 04/18/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,220,000
Asset held for investment	$ 1,220,294
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | CNH EQUIPMENT TRUST 2024-B | CNH EQUIPMENT TRUST 2024-B 5.19% 09/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	385,000
Asset held for investment	$ 390,954
Investment interest rate	5.19%
Investment, Identifier [Axis]: CORPORATE BONDS | CNO GLOBAL FUNDING | CNO GLOBAL FUNDING 1.75% 10/07/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,095,000
Asset held for investment	$ 1,075,536
Investment interest rate	1.75%
Investment, Identifier [Axis]: CORPORATE BONDS | CNO GLOBAL FUNDING | CNO GLOBAL FUNDING 4.875% 12/10/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	331,000
Asset held for investment	$ 335,252
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | COCA-COLA EUROPEAN PARTNERS PLC | COCA-COLA EUROPACIFIC PARTNERS PLC 1.5% 01/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 194,869
Investment interest rate	1.50%
Investment, Identifier [Axis]: CORPORATE BONDS | COLUMBIA PIPELINES HOLDING CO LLC | COLUMBIA PIPELINES HOLDING CO LLC 6.055% 08/15/202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	145,000
Asset held for investment	$ 146,332
Investment interest rate	6.06%
Investment, Identifier [Axis]: CORPORATE BONDS | COMCAST CORP NEW | COMCAST CORP 4.15% 10/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 351,886
Investment interest rate	4.15%
Investment, Identifier [Axis]: CORPORATE BONDS | COMCAST CORP NEW | COMCAST CORP 4.95% 05/15/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 307,287
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | COMCAST CORP NEW | COMCAST CORP 4.95% 05/15/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 230,465
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | CONAGRA FOODS INC | CONAGRA BRANDS INC CP 0% 01/06/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,310,000
Asset held for investment	$ 1,309,132
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | CORPORACION NACIONAL DEL COBRE DE CHILE | CORPORACION NACIONAL DEL COBRE DE CHILE 3.625% 08/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,385,000
Asset held for investment	$ 1,372,023
Investment interest rate	3.63%
Investment, Identifier [Axis]: CORPORATE BONDS | COX COMMUNICATIONS INC | COX COMMUNICATIONS INC 3.35% 09/15/2026 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	360,000
Asset held for investment	$ 358,098
Investment interest rate	3.35%
Investment, Identifier [Axis]: CORPORATE BONDS | COX COMMUNICATIONS INC | COX COMMUNICATIONS INC 3.35% 09/15/2026 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 348,151
Investment interest rate	3.35%
Investment, Identifier [Axis]: CORPORATE BONDS | COX COMMUNICATIONS INC | COX COMMUNICATIONS INC 3.5% 08/15/2027 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,125,000
Asset held for investment	$ 2,100,657
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | COX COMMUNICATIONS INC | COX COMMUNICATIONS INC 3.5% 08/15/2027 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	345,000
Asset held for investment	$ 341,048
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | COX COMMUNICATIONS INC | COX COMMUNICATIONS INC 3.5% 08/15/2027 144A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 444,845
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | COX COMMUNICATIONS INC | COX COMMUNICATIONS INC 5.45% 09/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 231,480
Investment interest rate	5.45%
Investment, Identifier [Axis]: CORPORATE BONDS | CREDIT AGRC | CREDIT AGRICOLE SA 5.23%/VAR 01/09/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	565,000
Asset held for investment	$ 576,925
Investment interest rate	5.23%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC 1.05% 07/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,135,000
Asset held for investment	$ 1,116,230
Investment interest rate	1.05%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC 2.9% 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	930,000
Asset held for investment	$ 916,603
Investment interest rate	2.90%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC 4.3% 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	120,000
Asset held for investment	$ 119,684
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC 4.45% 02/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	875,000
Asset held for investment	$ 874,839
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC 4.8% 09/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	595,000
Asset held for investment	$ 603,655
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC 5% 01/11/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	435,000
Asset held for investment	$ 441,797
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC 5.6% 06/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	480,000
Asset held for investment	$ 498,073
Investment interest rate	5.60%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE INTL CORP | CROWN CASTLE INC CP 0 01/22/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,630,000
Asset held for investment	$ 1,625,822
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE TOWERS LLC | CROWN CASTLE TOWERS LLC 4.241% 07/15/2048 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	285,000
Asset held for investment	$ 284,069
Investment interest rate	4.24%
Investment, Identifier [Axis]: CORPORATE BONDS | CROWN CASTLE TOWERS LLC | VMWARE LLC 1.4% 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 270,937
Investment interest rate	1.40%
Investment, Identifier [Axis]: CORPORATE BONDS | CSL UK HOLDINGS LTD | CSL FINANCE PLC 3.85% 04/27/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 174,804
Investment interest rate	3.85%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 1.3% 08/21/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,660,000
Asset held for investment	$ 1,587,947
Investment interest rate	1.30%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 1.875% 02/28/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 307,089
Investment interest rate	1.88%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 1.875% 02/28/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 263,219
Investment interest rate	1.88%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 2.875% 06/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	660,000
Asset held for investment	$ 656,658
Investment interest rate	2.88%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 3% 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	195,000
Asset held for investment	$ 193,706
Investment interest rate	3.00%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 3.75% 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 97,646
Investment interest rate	3.75%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 4.125% 04/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,000
Asset held for investment	$ 36,747
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 4.3% 03/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	520,000
Asset held for investment	$ 521,722
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 4.78% 03/25/2038 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 519,151
Investment interest rate	4.78%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 4.78% 03/25/2038 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	217,000
Asset held for investment	$ 204,829
Investment interest rate	4.78%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 5% 02/20/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,879,000
Asset held for investment	$ 1,879,714
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 5.05% 03/25/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	215,000
Asset held for investment	$ 189,533
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 5.125% 02/21/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 385,262
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 5.125% 02/21/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 231,157
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 7%/VAR 03/10/2055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,050,000
Asset held for investment	$ 1,101,500
Investment interest rate	7.00%
Investment, Identifier [Axis]: CORPORATE BONDS | CVS CORP | CVS HEALTH CORP 7%/VAR 03/10/2055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 629,429
Investment interest rate	7.00%
Investment, Identifier [Axis]: CORPORATE BONDS | CYRUSONE DATA CENTERS ISSUER I LLC | CYRUSONE DATA CENTERS ISSUER I LLC2A A2 4.5% 05/20/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,090,000
Asset held for investment	$ 1,064,276
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | DAIMLER FIN NORTH AMER LLC | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 4.8% 03/30/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 300,558
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 4.3% 08/12/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	585,000
Asset held for investment	$ 587,523
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 5% 01/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	305,000
Asset held for investment	$ 307,926
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 5.125% 09/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	535,000
Asset held for investment	$ 543,574
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 5.15% 01/16/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 150,049
Investment interest rate	5.15%
Investment, Identifier [Axis]: CORPORATE BONDS | DANSKE BANK AS | DANSKE BANK AS (UNGTD) 4.613%/VAR 10/02/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	580,000
Asset held for investment	$ 584,827
Investment interest rate	4.61%
Investment, Identifier [Axis]: CORPORATE BONDS | DANSKE BANK AS | DANSKE BANK AS (UNGTD) 5.427%/VAR 03/01/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 634,687
Investment interest rate	5.43%
Investment, Identifier [Axis]: CORPORATE BONDS | DARDEN RESTAURANTS INC | DARDEN RESTAURANTS INC 4.35% 10/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	845,000
Asset held for investment	$ 848,938
Investment interest rate	4.35%
Investment, Identifier [Axis]: CORPORATE BONDS | DELL EQUIP FIN TR 2023-2 | DELL EQUIP FIN TR 2023-2 5.65% 01/22/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	214,322
Asset held for investment	$ 214,818
Investment interest rate	5.65%
Investment, Identifier [Axis]: CORPORATE BONDS | DELL EQUIP FIN TR 2024-2 | DELL EQUIP FIN TR 2024-2 5.29% 02/24/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	185,000
Asset held for investment	$ 186,589
Investment interest rate	5.29%
Investment, Identifier [Axis]: CORPORATE BONDS | DELL EQUIP FIN TR 2024-2 | DELL EQUIP FIN TR 2024-2 B 4.82% 08/22/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 100,955
Investment interest rate	4.82%
Investment, Identifier [Axis]: CORPORATE BONDS | DELL EQUIP FIN TR 2025-1 | DELL EQUIP FIN TR 2025-1 C 5.25% 02/24/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 101,576
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | DELL EQUIPMENT FINANCE TRUST 24-1 | DELL EQUIPMENT FINANCE TRUST 24-1 D 6.12% 09/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	160,000
Asset held for investment	$ 162,624
Investment interest rate	6.12%
Investment, Identifier [Axis]: CORPORATE BONDS | DELTA AIRLINES INC | DELTA AIR LINES INC 4.95% 07/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	545,000
Asset held for investment	$ 554,801
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | DEXT ABS 2025-2 LLC | DEXT ABS 2025-2 LLC 4.89% 04/15/2036 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	120,000
Asset held for investment	$ 120,017
Investment interest rate	4.89%
Investment, Identifier [Axis]: CORPORATE BONDS | DIAMOND 1 FINANCE CORP / DIAMOND 2 FINAN | DELL INTL/EMC CORP 4.75% 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	800,000
Asset held for investment	$ 811,394
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | DIAMONDBACK ENERGY INC | DIAMONDBACK ENERGY INC 5.2% 04/18/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 710,117
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | DLLAA 2023-1A | DLLAA 2023-1A 5.64% 02/22/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	511,851
Asset held for investment	$ 517,279
Investment interest rate	5.64%
Investment, Identifier [Axis]: CORPORATE BONDS | DLLST 2024-1 LLC | DLLST 2024-1 LLC 4.93% 04/22/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	60,000
Asset held for investment	$ 60,599
Investment interest rate	4.93%
Investment, Identifier [Axis]: CORPORATE BONDS | DLLST 2024-1 LLC | DLLST 2024-1 LLC 5.05% 08/20/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	160,587
Asset held for investment	$ 161,283
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | DOLLAR GEN CORP NEW | DOLLAR GEN CORP NEW 4.125% 05/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	984,000
Asset held for investment	$ 985,465
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | DOLLAR GEN CORP NEW | DOLLAR GEN CORP NEW 5.2% 07/05/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	542,000
Asset held for investment	$ 555,539
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | DOMINION RESOURCES INC VA NEW | DOMINION ENERGY INC 3.375% 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,000
Asset held for investment	$ 313,572
Investment interest rate	3.38%
Investment, Identifier [Axis]: CORPORATE BONDS | DOMINION RESOURCES INC VA NEW | DOMINION ENERGY INC 4.6% 05/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 303,501
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | DOMINION RESOURCES INC VA NEW | DOMINION ENERGY INC 4.6% 05/15/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 379,377
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | DOMINION RESOURCES INC VA NEW | DOMINION ENERGY INC 5% 06/15/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 539,403
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | DOMINION RESOURCES INC VA NEW | DOMINION ENERGY INC 5% 06/15/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	425,000
Asset held for investment	$ 436,660
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | DRIVE AUTO RECEIVABLES TR 2025-2 | DRIVE AUTO RECEIVABLES TRUST 2025-2 C 4.39% 09/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 299,875
Investment interest rate	4.39%
Investment, Identifier [Axis]: CORPORATE BONDS | DRIVEN BRANDS FUNDING LLC | DRIVEN BRANDS FUNDING LLC 3.981% 10/20/2049 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	779,513
Asset held for investment	$ 774,391
Investment interest rate	3.98%
Investment, Identifier [Axis]: CORPORATE BONDS | DRYDEN 86 CLO LTD / DRYDEN 86 CLO LLC | DRYDEN 86 CLO LTD / DRYDEN 86 CLO LLC A1R2 TSFR3M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,645,000
Asset held for investment	$ 1,647,013
Investment interest rate	5.01%
Investment, Identifier [Axis]: CORPORATE BONDS | DTE ENERGY CO | DTE ENERGY CO 4.875% 06/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	650,000
Asset held for investment	$ 661,258
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | DTE ENERGY CO | DTE ENERGY CO 4.95% 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	460,000
Asset held for investment	$ 466,058
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | DTE ENERGY CO | DTE ENERGY CO 5.2% 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	610,000
Asset held for investment	$ 629,384
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | DUKE ENERGY CORP NEW | DUKE ENERGY CORP NEW 4.3% 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	410,000
Asset held for investment	$ 412,208
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | EAGLE FUNDING LUXCO SARL | EAGLE FUNDING LUXCO SARL 5.5% 08/17/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,040,000
Asset held for investment	$ 1,057,680
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | EART 2025-5A | EART 2025-5A 4.28% 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	690,000
Asset held for investment	$ 691,488
Investment interest rate	4.28%
Investment, Identifier [Axis]: CORPORATE BONDS | ECMC GROUP STUDENT LN TR 2025-2 | ECMC GROUP STUDENT LN TR 2025-2A A SOFR30A+105 11/25/2074
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	896,160
Asset held for investment	$ 896,158
Investment interest rate	5.12%
Investment, Identifier [Axis]: CORPORATE BONDS | EDISON INTERNATIONAL | EDISON INTERNATIONAL CP 0% 01/20/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,280,000
Asset held for investment	$ 1,277,039
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | ELANCO ANIMAL HEALTH INC | ELANCO ANIMAL HEALTH INC VAR 08/28/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	885,000
Asset held for investment	$ 924,857
Investment interest rate	6.65%
Investment, Identifier [Axis]: CORPORATE BONDS | ELANCO ANIMAL HEALTH INC | ELANCO ANIMAL HEALTH INC VAR 08/28/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 574,770
Investment interest rate	6.65%
Investment, Identifier [Axis]: CORPORATE BONDS | ELARA HGV TIMESHARE ISSUER 2019-A LLC | ELARA HGV TIMESHARE ISSUER 2019-A LLC 2.61% 01/25/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	134,989
Asset held for investment	$ 134,230
Investment interest rate	2.61%
Investment, Identifier [Axis]: CORPORATE BONDS | ELEMENT FLEET MANAGEMENT CORP | ELEMENT FLEET MANAGEMENT CORP 5.037% 03/25/2030 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 562,108
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | ELEMENT FLEET MANAGEMENT CORP | ELEMENT FLEET MANAGEMENT CORP 5.643% 03/13/2027 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	565,000
Asset held for investment	$ 574,583
Investment interest rate	5.64%
Investment, Identifier [Axis]: CORPORATE BONDS | EMD FIN LLC | EMD FIN LLC 4.125% 08/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,555,000
Asset held for investment	$ 1,558,418
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | ENBRIDGE INC | ENBRIDGE INC 4.6% 06/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 277,834
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | ENBRIDGE INC | ENBRIDGE INC 5.9% 11/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	365,000
Asset held for investment	$ 370,277
Investment interest rate	5.90%
Investment, Identifier [Axis]: CORPORATE BONDS | ENBRIDGE INC | ENBRIDGE INC 6% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 315,263
Investment interest rate	6.00%
Investment, Identifier [Axis]: CORPORATE BONDS | ENEL FINANCE INTL NV | ENEL FINANCE INTL NV 4.125% 09/30/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 299,467
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | ENEL FINANCE INTL NV | ENEL FINANCE INTL NV 6% 10/07/2039 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	750,000
Asset held for investment	$ 788,131
Investment interest rate	6.00%
Investment, Identifier [Axis]: CORPORATE BONDS | ENEL FINANCE INTL NV | ENEL FINANCE INTL NV 6% 10/07/2039 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 551,692
Investment interest rate	6.00%
Investment, Identifier [Axis]: CORPORATE BONDS | ENEL FINANCE INTL NV | ENEL FINANCE INTL NV STEP 07/12/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,000,000
Asset held for investment	$ 987,319
Investment interest rate	1.62%
Investment, Identifier [Axis]: CORPORATE BONDS | ENERGY TRANSFER EQUITY LP | ENERGY TRANSFER LP 5.25% 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	495,000
Asset held for investment	$ 509,393
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | ENERGY TRANSFER EQUITY LP | ENERGY TRANSFER LP 6.05% 12/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,365,000
Asset held for investment	$ 1,386,903
Investment interest rate	6.05%
Investment, Identifier [Axis]: CORPORATE BONDS | ENTERPRISE FLEET FINANCING 2024-3 LLC | ENTERPRISE FLEET FINANCING 2024-3 LLC 4.98% 08/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	230,000
Asset held for investment	$ 233,253
Investment interest rate	4.98%
Investment, Identifier [Axis]: CORPORATE BONDS | ENTERPRISE FLEET FINANCING 2024-3 LLC | ENTERPRISE FLEET FINANCING 2024-3 LLC 5.06% 03/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	155,000
Asset held for investment	$ 158,646
Investment interest rate	5.06%
Investment, Identifier [Axis]: CORPORATE BONDS | ENTERPRISE FLEET FING 2022-4 LLC | ENTERPRISE FLEET FING 2022-4 LLC 5.65% 10/22/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	685,000
Asset held for investment	$ 691,795
Investment interest rate	5.65%
Investment, Identifier [Axis]: CORPORATE BONDS | ENTERPRISE FLEET FING 2023-2 LLC | ENTERPRISE FLEET FING 2023-2 LLC 5.56% 04/22/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	476,272
Asset held for investment	$ 478,921
Investment interest rate	5.56%
Investment, Identifier [Axis]: CORPORATE BONDS | EOG RESOURCES INC | EOG RESOURCES INC 4.4% 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	485,000
Asset held for investment	$ 486,887
Investment interest rate	4.40%
Investment, Identifier [Axis]: CORPORATE BONDS | EQT CORP | EQT CORP 3.125% 05/15/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	610,000
Asset held for investment	$ 606,515
Investment interest rate	3.13%
Investment, Identifier [Axis]: CORPORATE BONDS | EQUITABLE AMERICA GLOBAL FUNDING | EQUITABLE AMERICA GLOBAL FUNDING 3.95% 09/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	230,000
Asset held for investment	$ 229,643
Investment interest rate	3.95%
Investment, Identifier [Axis]: CORPORATE BONDS | EQUITABLE AMERICA GLOBAL FUNDING | EQUITABLE AMERICA GLOBAL FUNDING 4.3% 12/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	305,000
Asset held for investment	$ 306,234
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | EQUITABLE AMERICA GLOBAL FUNDING | EQUITABLE AMERICA GLOBAL FUNDING 4.65% 06/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	705,000
Asset held for investment	$ 712,134
Investment interest rate	4.65%
Investment, Identifier [Axis]: CORPORATE BONDS | ERAC USA FIN LLC | ERAC USA FIN LLC 4.6% 05/01/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,195,000
Asset held for investment	$ 1,210,637
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | EXELON CORP | EXELON CORP 5.15% 03/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,000
Asset held for investment	$ 334,151
Investment interest rate	5.15%
Investment, Identifier [Axis]: CORPORATE BONDS | EXELON GENERATION CO,LLC | CONSTELLATION ENERGY GENERATION LLC 5.6% 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 283,706
Investment interest rate	5.60%
Investment, Identifier [Axis]: CORPORATE BONDS | EXETER AUTOMOBILE RECEIVABLES TR 2025-4 | EXETER AUTOMOBILE RECEIVABLES TR 2025-4 4.4% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 201,081
Investment interest rate	4.40%
Investment, Identifier [Axis]: CORPORATE BONDS | EXETER AUTOMOBILE RECEIVABLES TR 2025-4 | EXETER AUTOMOBILE RECEIVABLES TR 2025-4A C 4.57% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	720,000
Asset held for investment	$ 722,098
Investment interest rate	4.57%
Investment, Identifier [Axis]: CORPORATE BONDS | EXETER AUTOMOBILE RECEIVABLES TRUST 2022 | EXETER AUTOMOBILE RECEIVABLES TRUST 2022-4 5.98% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	914,033
Asset held for investment	$ 921,083
Investment interest rate	5.98%
Investment, Identifier [Axis]: CORPORATE BONDS | EXETER AUTOMOBILE RECEIVABLES TRUST | EXETER AUTOMOBILE RECEIVABLES TRUST 6.69% 06/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	75,000
Asset held for investment	$ 76,125
Investment interest rate	6.69%
Investment, Identifier [Axis]: CORPORATE BONDS | EXETER SELECT AUTOMOBILE RECEIVABLES TR | EXETER SELECT AUTOMOBILE RECEIVABLES TR 2025-1 4.8
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	385,000
Asset held for investment	$ 388,575
Investment interest rate	4.87%
Investment, Identifier [Axis]: CORPORATE BONDS | EXETER SELECT AUTOMOBILE RECEIVABLES TR | EXETER SELECT AUTOMOBILE RECEIVABLES TR 2025-2 B 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	195,000
Asset held for investment	$ 196,495
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | EXETER SELECT AUTOMOBILE RECEIVABLES TR | EXETER SELECT AUTOMOBILE RECEIVABLES TR 2025-2 C 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	470,000
Asset held for investment	$ 474,378
Investment interest rate	4.91%
Investment, Identifier [Axis]: CORPORATE BONDS | EXTRA SPACE STORAGE LP | EXTRA SPACE STORAGE LP 3.875% 12/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	875,000
Asset held for investment	$ 872,273
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | FEDERATION DES CAISE DESJARDIN | FEDERATION DES CAISE DESJARDIN 4.565% 08/26/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	605,000
Asset held for investment	$ 608,945
Investment interest rate	4.57%
Investment, Identifier [Axis]: CORPORATE BONDS | FIBERCOP SPA | FIBERCOP SPA 7.721% 06/04/2038 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	522,000
Asset held for investment	$ 523,045
Investment interest rate	7.72%
Investment, Identifier [Axis]: CORPORATE BONDS | FIBERCOP SPA | FIBERCOP SPA 7.721% 06/04/2038 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	320,000
Asset held for investment	$ 320,641
Investment interest rate	7.72%
Investment, Identifier [Axis]: CORPORATE BONDS | FINANCE OF AMER HECM BUYOUT 2024-HB1 | FINANCE OF AMER HECM BUYOUT 2024-HB1 4% 10/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,295
Asset held for investment	$ 39,286
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | FIRSTENERGY CORP | FIRSTENERGY CORP STEP 07/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,007,000
Asset held for investment	$ 1,002,982
Investment interest rate	3.90%
Investment, Identifier [Axis]: CORPORATE BONDS | FIRSTENERGY TRANSMISSION LLC | FIRSTENERGY TRANSMISSION LLC 4.55% 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	230,000
Asset held for investment	$ 231,780
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | FISERV INC | FISERV INC 3.5% 07/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	330,000
Asset held for investment	$ 320,018
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | FISERV INC | FISERV INC 4.2% 10/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 548,611
Investment interest rate	4.20%
Investment, Identifier [Axis]: CORPORATE BONDS | FISERV INC | FISERV INC 4.55% 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	440,000
Asset held for investment	$ 435,472
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | FISERV INC | FISERV INC 5.15% 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	770,000
Asset held for investment	$ 778,066
Investment interest rate	5.15%
Investment, Identifier [Axis]: CORPORATE BONDS | FISERV INC | FISERV INC 5.375% 08/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	485,000
Asset held for investment	$ 497,385
Investment interest rate	5.38%
Investment, Identifier [Axis]: CORPORATE BONDS | FOCUS BRANDS FUNDING LLC | FOCUS BRANDS FUNDING LLC 5.093% 04/30/2047 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,285,575
Asset held for investment	$ 1,282,820
Investment interest rate	5.09%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD CREDIT AUTO LEASE TRUST 2023-B | FORD CREDIT AUTO LEASE TRUST 2023-B C 6.43% 04/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 452,058
Investment interest rate	6.43%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD CREDIT AUTO OWNER TRUST 2023-A | FORD CREDIT AUTO OWNER TRUST 2023-A 5.07% 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,505,000
Asset held for investment	$ 1,520,410
Investment interest rate	5.07%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD CREDIT AUTO OWNER TRUST 22-C | FORD CREDIT AUTO OWNER TRUST 22-C 5.22% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	905,000
Asset held for investment	$ 908,752
Investment interest rate	5.22%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 2.7% 08/10/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 445,635
Investment interest rate	2.70%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 4.389% 01/08/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	725,000
Asset held for investment	$ 725,045
Investment interest rate	4.39%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 4.389% 01/08/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 200,012
Investment interest rate	4.39%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 4.542% 08/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 299,592
Investment interest rate	4.54%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 4.95% 05/28/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 200,726
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 5.125% 11/05/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	585,000
Asset held for investment	$ 588,178
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 5.8% 03/05/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	780,000
Asset held for investment	$ 789,715
Investment interest rate	5.80%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 5.918% 03/20/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	775,000
Asset held for investment	$ 792,978
Investment interest rate	5.92%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 5.918% 03/20/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	445,000
Asset held for investment	$ 455,323
Investment interest rate	5.92%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 5.918% 03/20/2028 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,125,000
Asset held for investment	$ 1,151,097
Investment interest rate	5.92%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 6.798% 11/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 314,736
Investment interest rate	6.80%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 6.8% 05/12/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 652,172
Investment interest rate	6.80%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 6.8% 05/12/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 208,695
Investment interest rate	6.80%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 7.35% 11/04/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 495,747
Investment interest rate	7.35%
Investment, Identifier [Axis]: CORPORATE BONDS | FORD MOTOR CREDIT CO | FORD MOTOR CREDIT CO LLC 7.35% 11/04/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 287,011
Investment interest rate	7.35%
Investment, Identifier [Axis]: CORPORATE BONDS | FORDO 2024-B | FORDO 2024-B 5.1% 04/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	783,000
Asset held for investment	$ 793,084
Investment interest rate	5.10%
Investment, Identifier [Axis]: CORPORATE BONDS | FORDO 2024-B | FORDO 2024-B 5.1% 04/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	547,000
Asset held for investment	$ 554,045
Investment interest rate	5.10%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTINET INC | FORTINET INC 1% 03/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,055,000
Asset held for investment	$ 1,047,960
Investment interest rate	1.00%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTITUDE GLOBAL FUNDING | FORTITUDE GLOBAL FUNDING 4.625% 10/06/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	590,000
Asset held for investment	$ 590,116
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTITUDE GROUP HOLDINGS LLC | FORTITUDE GROUP HOLDINGS LLC 6.25% 04/01/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	840,000
Asset held for investment	$ 874,932
Investment interest rate	6.25%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTIVE CORP | FORTIVE CORP 3.15% 06/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	817,000
Asset held for investment	$ 813,716
Investment interest rate	3.15%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL IX LTD | FORTRESS CREDIT BSL IX LTD 2020-1A A1AR TSFR3M+110
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,465,000
Asset held for investment	$ 1,465,319
Investment interest rate	5.03%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL VII LTD | FORTRESS CREDIT BSL VII LTD TSFR3M+109 07/23/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	141,882
Asset held for investment	$ 141,891
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL VII LTD | FORTRESS CREDIT BSL VII LTD TSFR3M+140 07/23/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 698,653
Investment interest rate	5.26%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL VII LTD | FORTRESS CREDIT BSL VII LTD TSFR3M+165 07/23/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	890,000
Asset held for investment	$ 890,050
Investment interest rate	5.51%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL VIII LTD | FORTRESS CREDIT BSL VIII LTD 19-2A A1AR TSFR3M+105
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	527,582
Asset held for investment	$ 527,192
Investment interest rate	4.92%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL VIII LTD | FORTRESS CREDIT BSL VIII LTD 19-2A A2R TSFR3M+140
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,765,000
Asset held for investment	$ 1,761,018
Investment interest rate	5.27%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL XV LTD | FORTRESS CREDIT BSL XV LTD 2022-2A AR TSFR3M+140 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,205,000
Asset held for investment	$ 1,205,090
Investment interest rate	5.28%
Investment, Identifier [Axis]: CORPORATE BONDS | FORTRESS CREDIT BSL | FORTRESS CREDIT BSL A1R TSFR3M+157 04/23/2036 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 250,416
Investment interest rate	5.43%
Investment, Identifier [Axis]: CORPORATE BONDS | FOUNDRY JV HOLDCO LLC | FOUNDRY JV HOLDCO LLC 5.5% 01/25/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	280,000
Asset held for investment	$ 289,014
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | FOUNDRY JV HOLDCO LLC | FOUNDRY JV HOLDCO LLC 5.9% 01/25/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	260,000
Asset held for investment	$ 271,927
Investment interest rate	5.90%
Investment, Identifier [Axis]: CORPORATE BONDS | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 SOFR30A+18
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	230,479
Asset held for investment	$ 232,567
Investment interest rate	5.72%
Investment, Identifier [Axis]: CORPORATE BONDS | FREEPORT MCMORAN COPPER & GOLD | FREEPORT-MCMORAN INC 4.125% 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	226,000
Asset held for investment	$ 225,305
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | FREEPORT MCMORAN COPPER & GOLD | FREEPORT-MCMORAN INC 5.25% 09/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	270,000
Asset held for investment	$ 274,566
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | FRONTIER ISSUER LLC | FRONTIER ISSUER LLC 6.19% 06/20/2054 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	160,000
Asset held for investment	$ 165,002
Investment interest rate	6.19%
Investment, Identifier [Axis]: CORPORATE BONDS | GA GLOBAL FUNDING TRUST | GA GLOBAL FUNDING TRUST 4.4% 09/23/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,220,000
Asset held for investment	$ 1,224,529
Investment interest rate	4.40%
Investment, Identifier [Axis]: CORPORATE BONDS | GA GLOBAL FUNDING TRUST | GA GLOBAL FUNDING TRUST 5.4% 01/13/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	810,000
Asset held for investment	$ 830,059
Investment interest rate	5.40%
Investment, Identifier [Axis]: CORPORATE BONDS | GARTNER INC | GARTNER INC 4.5% 07/01/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	650,000
Asset held for investment	$ 647,898
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | GATX CORP | GATX CORP 3.25% 09/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 696,334
Investment interest rate	3.25%
Investment, Identifier [Axis]: CORPORATE BONDS | GATX CORP | GATX CORP 3.85% 03/30/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	480,000
Asset held for investment	$ 478,280
Investment interest rate	3.85%
Investment, Identifier [Axis]: CORPORATE BONDS | GATX CORP | GATX CORP 5.4% 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	405,000
Asset held for investment	$ 410,770
Investment interest rate	5.40%
Investment, Identifier [Axis]: CORPORATE BONDS | GE HEALTHCARE HOLDING LLC | GE HEALTHCARE TECHNOLOGIES INC 5.905% 11/22/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	650,000
Asset held for investment	$ 700,175
Investment interest rate	5.91%
Investment, Identifier [Axis]: CORPORATE BONDS | GE HEALTHCARE HOLDING LLC | GE HEALTHCARE TECHNOLOGIES INC 5.905% 11/22/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 484,736
Investment interest rate	5.91%
Investment, Identifier [Axis]: CORPORATE BONDS | GENERAL MTRS FINL CO INC | GENERAL MTRS FINL CO INC 5.05% 04/04/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,160,000
Asset held for investment	$ 1,181,381
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | GENERAL MTRS FINL CO INC | GENERAL MTRS FINL CO INC 5.35% 07/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	574,000
Asset held for investment	$ 583,961
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | GENERAL MTRS FINL CO INC | GENERAL MTRS FINL CO INC 5.4% 05/08/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	614,000
Asset held for investment	$ 624,055
Investment interest rate	5.40%
Investment, Identifier [Axis]: CORPORATE BONDS | GM FINANCIAL CONSUMER AUTOMOBILE RECEIVA | GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	427,000
Asset held for investment	$ 426,521
Investment interest rate	3.93%
Investment, Identifier [Axis]: CORPORATE BONDS | GM FINL CONSUMER AUTOMOBILE RECEIVABLES | GM FINL CONSUMER AUTOMOBILE RECEIVABLES TR 2023-1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	145,000
Asset held for investment	$ 146,183
Investment interest rate	5.03%
Investment, Identifier [Axis]: CORPORATE BONDS | GM FINL CONSUMER AUTOMOBILE RECEIVABLES | GM FINL CONSUMER AUTOMOBILE RECEIVABLES TR 2023-2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	420,000
Asset held for investment	$ 424,474
Investment interest rate	5.21%
Investment, Identifier [Axis]: CORPORATE BONDS | GMCAR 2025-3 | GMCAR 2025-3 4.18% 08/16/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,006,000
Asset held for investment	$ 1,014,260
Investment interest rate	4.18%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 3.615%/VAR 03/15/202 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,600,000
Asset held for investment	$ 1,591,116
Investment interest rate	3.62%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 3.615%/VAR 03/15/202 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,075,000
Asset held for investment	$ 1,069,031
Investment interest rate	3.62%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 4.482%/VAR 08/23/202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	395,000
Asset held for investment	$ 397,771
Investment interest rate	4.48%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 4.937%/VAR 04/23/202 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 278,141
Investment interest rate	4.94%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 4.937%/VAR 04/23/202 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,575,000
Asset held for investment	$ 1,592,989
Investment interest rate	4.94%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 4.937%/VAR 04/23/202 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 353,998
Investment interest rate	4.94%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 5.218%/VAR 04/23/203 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 413,139
Investment interest rate	5.22%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 5.218%/VAR 04/23/203 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	885,000
Asset held for investment	$ 914,070
Investment interest rate	5.22%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLDMAN SACHS GROUP INC | GOLDMAN SACHS GROUP INC (THE) 5.218%/VAR 04/23/203 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,000
Asset held for investment	$ 335,675
Investment interest rate	5.22%
Investment, Identifier [Axis]: CORPORATE BONDS | GOLUB CAP PARTNERS STATIC 2024-1 LT | GOLUB CAP PARTNERS STATIC 2024-1A LT BR TSFR3M+150
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,345,000
Asset held for investment	$ 2,342,683
Investment interest rate	5.83%
Investment, Identifier [Axis]: CORPORATE BONDS | GREATAMERICA LSNG REC FDS LLC | GREATAMERICA LSNG REC FDS LLC 4.39% 12/17/2029 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	480,000
Asset held for investment	$ 481,851
Investment interest rate	4.14%
Investment, Identifier [Axis]: CORPORATE BONDS | HALFMOON PARENT INC | CIGNA GROUP (THE) 2.4% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 255,225
Investment interest rate	2.40%
Investment, Identifier [Axis]: CORPORATE BONDS | HALFMOON PARENT INC | CIGNA GROUP (THE) 4.375% 10/15/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	775,000
Asset held for investment	$ 782,045
Investment interest rate	4.38%
Investment, Identifier [Axis]: CORPORATE BONDS | HALFMOON PARENT INC | CIGNA GROUP (THE) 4.375% 10/15/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 353,182
Investment interest rate	4.38%
Investment, Identifier [Axis]: CORPORATE BONDS | HALFMOON PARENT INC | CIGNA GROUP (THE) 7.875% 05/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	161,000
Asset held for investment	$ 168,673
Investment interest rate	7.88%
Investment, Identifier [Axis]: CORPORATE BONDS | HARDEES FDG LLC / CARLS JR FDG LLC | HARDEES FDG LLC / CARLS JR FDG LLC 2.865% 06/20/20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	205,325
Asset held for investment	$ 191,776
Investment interest rate	2.87%
Investment, Identifier [Axis]: CORPORATE BONDS | HARDEES FDG LLC / CARLS JR FDG LLC | HARDEES FDG LLC / CARLS JR FDG LLC 3.981% 12/20/20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,757,500
Asset held for investment	$ 1,700,930
Investment interest rate	3.98%
Investment, Identifier [Axis]: CORPORATE BONDS | HARDEES FDG LLC / CARLS JR FDG LLC | HARDEES FDG LLC / CARLS JR FDG LLC 5.71% 06/20/204
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	519,180
Asset held for investment	$ 516,419
Investment interest rate	5.71%
Investment, Identifier [Axis]: CORPORATE BONDS | HARLEY DAVID 3ML+50 05/20 144A | HARLEY DAVIDSON FINL SVCS INC CP 0% 01/06/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,645,000
Asset held for investment	$ 1,643,927
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | HAROT 2025-4 | HAROT 2025-4 A3 3.83% 06/17/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,210,000
Asset held for investment	$ 3,224,632
Investment interest rate	3.98%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC 3.125% 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,010,000
Asset held for investment	$ 999,423
Investment interest rate	3.13%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC 3.375% 03/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 487,115
Investment interest rate	3.38%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC 3.375% 03/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,000
Asset held for investment	$ 316,625
Investment interest rate	3.38%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC 4.125% 06/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 348,813
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC 4.3% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	310,000
Asset held for investment	$ 308,828
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC 5.25% 03/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 232,274
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC 5.625% 09/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,135,000
Asset held for investment	$ 1,169,930
Investment interest rate	5.63%
Investment, Identifier [Axis]: CORPORATE BONDS | HCA INC | HCA INC CP 0% 01/05/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,485,000
Asset held for investment	$ 1,484,181
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | HEALTH CARE SVCS CORP | HEALTH CARE SVCS CORP 5.2% 06/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 461,252
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | HEINEKEN NV | HEINEKEN NV 3.5% 01/29/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,025,000
Asset held for investment	$ 2,998,730
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | HF SINCLAIR CORP | HF SINCLAIR CORP 5.75% 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	555,000
Asset held for investment	$ 573,523
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | HILTON GRAND VACATIONS TRUST 2023-1A | HILTON GRAND VACATIONS TRUST 2023-1A 6.11% 01/25/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	470,709
Asset held for investment	$ 483,029
Investment interest rate	6.11%
Investment, Identifier [Axis]: CORPORATE BONDS | HILTON GRAND VACATIONS TRUST 2023-1A | HILTON GRAND VACATIONS TRUST 2023-1A C 6.94% 01/25/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	88,148
Asset held for investment	$ 91,141
Investment interest rate	6.94%
Investment, Identifier [Axis]: CORPORATE BONDS | HILTON GRAND VACATIONS TRUST 2025-1 | HILTON GRAND VACATIONS TRUST 2025-1A A 4.88% 05/27/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	271,117
Asset held for investment	$ 275,139
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | HILTON GRAND VACATIONS TRUST 2025-1 | HILTON GRAND VACATIONS TRUST 2025-1A B 5.18% 05/27/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	465,862
Asset held for investment	$ 472,221
Investment interest rate	5.18%
Investment, Identifier [Axis]: CORPORATE BONDS | HOME PARTNERS AMER 2022-1 TR | HOME PARTNERS AMER 2022-1 TR 3.93% 04/17/2039 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	171,414
Asset held for investment	$ 170,598
Investment interest rate	3.93%
Investment, Identifier [Axis]: CORPORATE BONDS | HONDA AUTO RECEIVABLES 2024-4 OWNER TR | HONDA AUTO RECEIVABLES 2024-4 OWNER TR 4.33% 05/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	816,000
Asset held for investment	$ 820,534
Investment interest rate	4.33%
Investment, Identifier [Axis]: CORPORATE BONDS | HONDA AUTO RECEIVABLES 2024-4 OWNER TR | HONDA AUTO RECEIVABLES 2024-4 OWNER TR 4.33% 05/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	575,000
Asset held for investment	$ 578,195
Investment interest rate	4.33%
Investment, Identifier [Axis]: CORPORATE BONDS | HONDA AUTO RECEIVABLES OWNER TRUS | HONDA AUTO RECEIVABLES OWNER TRUS 4.57% 09/21/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	908,000
Asset held for investment	$ 918,124
Investment interest rate	4.57%
Investment, Identifier [Axis]: CORPORATE BONDS | HONDA AUTO RECEIVABLES OWNER TRUS | HONDA AUTO RECEIVABLES OWNER TRUS 4.57% 09/21/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	720,000
Asset held for investment	$ 728,028
Investment interest rate	4.57%
Investment, Identifier [Axis]: CORPORATE BONDS | HONDA AUTO RECEIVABLES OWNER TRUS | HONDA AUTO RECEIVABLES OWNER TRUS 4.64% 05/21/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	848,000
Asset held for investment	$ 862,751
Investment interest rate	4.64%
Investment, Identifier [Axis]: CORPORATE BONDS | HONDA AUTO RECEIVABLES OWNER TRUS | HONDA AUTO RECEIVABLES OWNER TRUS 4.64% 05/21/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	672,000
Asset held for investment	$ 683,689
Investment interest rate	4.64%
Investment, Identifier [Axis]: CORPORATE BONDS | HPEFS EQIPMENT TR 2024-1 | HPEFS EQIPMENT TR 2024-1 5.33% 05/20/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,115,000
Asset held for investment	$ 1,121,297
Investment interest rate	5.33%
Investment, Identifier [Axis]: CORPORATE BONDS | HPEFS EQUIP TR 2024-2 | HPEFS EQUIP TR 2024-2A B 5.35% 10/20/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	130,000
Asset held for investment	$ 131,425
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | HPEFS EQUIP TR 2024-2 | HPEFS EQUIP TR 2024-2A D 5.82% 04/20/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	320,000
Asset held for investment	$ 326,853
Investment interest rate	5.82%
Investment, Identifier [Axis]: CORPORATE BONDS | HPEFS EQUIPTMENT TRUST | HPEFS EQUIPTMENT TRUST 23-1A C 5.91% 04/20/2028 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,514
Asset held for investment	$ 150,646
Investment interest rate	5.91%
Investment, Identifier [Axis]: CORPORATE BONDS | HPHT FINANCE 21 II LTD | HPHT FINANCE 21 II LTD 1.5% 09/17/2026 REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,100,000
Asset held for investment	$ 1,079,901
Investment interest rate	1.50%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 2.357%/VAR 08/18/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 568,464
Investment interest rate	2.36%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 2.848%/VAR 06/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	395,000
Asset held for investment	$ 369,218
Investment interest rate	2.85%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 4.762%/VAR 03/29/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	750,000
Asset held for investment	$ 745,648
Investment interest rate	4.76%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 4.899%/VAR 03/03/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	740,000
Asset held for investment	$ 750,801
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 5.13%/VAR 11/19/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	875,000
Asset held for investment	$ 891,201
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 5.24%/VAR 05/13/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 257,569
Investment interest rate	5.24%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 5.597%/VAR 05/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 636,680
Investment interest rate	5.60%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 6.254%/VAR 03/09/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	575,000
Asset held for investment	$ 625,330
Investment interest rate	6.25%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 6.5% 05/02/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	850,000
Asset held for investment	$ 945,966
Investment interest rate	6.50%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 6.5% 09/15/2037 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,740,000
Asset held for investment	$ 1,908,735
Investment interest rate	6.50%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 6.5% 09/15/2037 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 219,395
Investment interest rate	6.50%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 8.113%/VAR 11/03/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	775,000
Asset held for investment	$ 908,266
Investment interest rate	8.11%
Investment, Identifier [Axis]: CORPORATE BONDS | HSBC HOLDINGS PLC | HSBC HOLDINGS PLC 8.113%/VAR 11/03/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,000
Asset held for investment	$ 380,886
Investment interest rate	8.11%
Investment, Identifier [Axis]: CORPORATE BONDS | HUMANA INC | HUMANA INC 5.75% 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 309,309
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | HUMANA INC | HUMANA INC 5.75% 12/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	731,000
Asset held for investment	$ 760,151
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | HUNTINGTON BANK AUTO CREDIT-LINKED NOTES | HUNTINGTON BANK AUTO CREDIT-LINKED NOTES SERIES 20 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	947,739
Asset held for investment	$ 957,956
Investment interest rate	5.44%
Investment, Identifier [Axis]: CORPORATE BONDS | HUNTINGTON BANK AUTO CREDIT-LINKED NOTES | HUNTINGTON BANK AUTO CREDIT-LINKED NOTES SERIES 20 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	452,872
Asset held for investment	$ 460,461
Investment interest rate	6.15%
Investment, Identifier [Axis]: CORPORATE BONDS | HUNTINGTON INGALLS INDUSTRIES INC | HUNTINGTON INGALLS INDUSTRIES INC 5.353% 01/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	240,000
Asset held for investment	$ 248,044
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | HUNTINGTON NATL BK COLUMBUS OH | HUNTINGTON NATL BK COLUMBUS OH 4.957% 03/21/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	693,861
Asset held for investment	$ 699,805
Investment interest rate	4.96%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI AUTO LEASE SECURITIZATION TRUST | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2025-B 4.5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	310,000
Asset held for investment	$ 312,813
Investment interest rate	4.53%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI AUTO LEASE SECURITIZATION TRUST | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2025-B 4.9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	645,000
Asset held for investment	$ 653,776
Investment interest rate	4.94%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI AUTO RECEIVABLES TR 2025-A | HYUNDAI AUTO RECEIVABLES TR 2025-A 4.32% 10/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	604,000
Asset held for investment	$ 608,514
Investment interest rate	4.32%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI AUTO RECEIVABLES TR 2025-A | HYUNDAI AUTO RECEIVABLES TR 2025-A 4.4% 04/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	845,000
Asset held for investment	$ 855,617
Investment interest rate	4.40%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI AUTO RECEIVABLES TRUST 2024-C | HYUNDAI AUTO RECEIVABLES TRUST 2024-C A3 4.41% 05/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	812,000
Asset held for investment	$ 818,432
Investment interest rate	4.41%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI AUTO RECEIVABLES TRUST 2024-C | HYUNDAI AUTO RECEIVABLES TRUST 2024-C A3 4.41% 05/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	588,000
Asset held for investment	$ 592,657
Investment interest rate	4.41%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI AUTO RECEIVABLES TRUST 2025-D | HYUNDAI AUTO RECEIVABLES TRUST 2025-D 4.09% 09/16/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	615,000
Asset held for investment	$ 617,495
Investment interest rate	3.99%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI CAP AMER | HYUNDAI CAP AMER 4.85% 03/25/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	595,000
Asset held for investment	$ 600,244
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI CAP AMER | HYUNDAI CAP AMER 4.875% 06/23/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	615,000
Asset held for investment	$ 621,613
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI CAP AMER | HYUNDAI CAP AMER 5% 01/07/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	710,000
Asset held for investment	$ 720,821
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI CAP AMER | HYUNDAI CAP AMER 5.25% 01/08/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	330,000
Asset held for investment	$ 333,758
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI CAP AMER | HYUNDAI CAP AMER 5.5% 03/30/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	445,000
Asset held for investment	$ 446,436
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | HYUNDAI CAP AMER | HYUNDAI CAP AMER 5.6% 03/30/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	580,000
Asset held for investment	$ 596,500
Investment interest rate	5.60%
Investment, Identifier [Axis]: CORPORATE BONDS | IBM CORPORATION | IBM CORPORATION 4.65% 02/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,018,000
Asset held for investment	$ 2,047,612
Investment interest rate	4.65%
Investment, Identifier [Axis]: CORPORATE BONDS | ICON INVESTMENTS SIX DESIGNATED ACTIVITY | ICON INVESTMENTS SIX DESIGNATED ACTIVITY CO 5.809%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,340,000
Asset held for investment	$ 1,367,264
Investment interest rate	5.81%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 3.875% 07/26/2029 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,300,000
Asset held for investment	$ 4,215,341
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 3.875% 07/26/2029 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	775,000
Asset held for investment	$ 759,742
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 4.5% 06/30/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	645,000
Asset held for investment	$ 650,194
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 5.5% 02/01/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 233,078
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 5.875% 07/01/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 209,124
Investment interest rate	5.88%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 6.125% 07/27/2027 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	845,000
Asset held for investment	$ 869,772
Investment interest rate	6.13%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 6.125% 07/27/2027 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 385,994
Investment interest rate	6.13%
Investment, Identifier [Axis]: CORPORATE BONDS | IMPERIAL TOBACCO FINANCE | IMPERIAL BRANDS FINANCE PLC 6.125% 07/27/2027 144A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 514,658
Investment interest rate	6.13%
Investment, Identifier [Axis]: CORPORATE BONDS | IMS HEALTH INC | IQVIA INC 6.25% 02/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	410,000
Asset held for investment	$ 432,189
Investment interest rate	6.25%
Investment, Identifier [Axis]: CORPORATE BONDS | ING GROEP NV | ING GROEP NV 4.858%/VAR 03/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	845,000
Asset held for investment	$ 857,642
Investment interest rate	4.86%
Investment, Identifier [Axis]: CORPORATE BONDS | INTEL CORP | INTEL CORP 3.15% 05/11/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	277,000
Asset held for investment	$ 273,606
Investment interest rate	3.15%
Investment, Identifier [Axis]: CORPORATE BONDS | INTEL CORP | INTEL CORP 3.75% 08/05/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	490,000
Asset held for investment	$ 487,173
Investment interest rate	3.75%
Investment, Identifier [Axis]: CORPORATE BONDS | INTEL CORP | INTEL CORP 4% 08/05/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	545,000
Asset held for investment	$ 539,289
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | INTEL CORP | INTEL CORP 4.875% 02/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	170,000
Asset held for investment	$ 172,388
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | INTERCONTINENTAL EXCHANGE INC | INTERCONTINENTAL EXCHANGE INC 3.625% 09/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	605,000
Asset held for investment	$ 599,764
Investment interest rate	3.63%
Investment, Identifier [Axis]: CORPORATE BONDS | INTERCONTINENTAL EXCHANGE INC | INTERCONTINENTAL EXCHANGE INC 4.2% 03/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	885,000
Asset held for investment	$ 884,550
Investment interest rate	4.20%
Investment, Identifier [Axis]: CORPORATE BONDS | INTERNATIONAL FLAVS & FRAG INC | INTERNATIONAL FLAVS & FRAG INC CP 0% 01/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,020,000
Asset held for investment	$ 1,018,368
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | INVESCO U S CLO 2021-3 LTD / INVESCO U S | INVESCO CLO 2021-3A A1R TSFR3M+108 10/22/2034 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	640,000
Asset held for investment	$ 639,836
Investment interest rate	4.94%
Investment, Identifier [Axis]: CORPORATE BONDS | JABIL CIRCUIT INC | JABIL INC CP 0% 01/09/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,610,000
Asset held for investment	$ 1,608,234
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | JACK IN THE BOX FUNDING LLC | JACK IN THE BOX FUNDING LLC 3.445% 02/26/2052 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,625,225
Asset held for investment	$ 1,573,258
Investment interest rate	3.45%
Investment, Identifier [Axis]: CORPORATE BONDS | JACKSON NATL LIFE GLOBAL FDG | JACKSON NATL LIFE GLOBAL FDG 4.9% 01/13/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	655,000
Asset held for investment	$ 660,277
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | JACKSON NATL LIFE GLOBAL FDG | JACKSON NATL LIFE GLOBAL FDG 5.55% 07/02/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	555,000
Asset held for investment	$ 566,443
Investment interest rate	5.55%
Investment, Identifier [Axis]: CORPORATE BONDS | JACKSON NATL LIFE GLOBAL FDG | JACKSON NATL LIFE GLOBAL FDG 5.6% 04/10/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	970,000
Asset held for investment	$ 973,864
Investment interest rate	5.60%
Investment, Identifier [Axis]: CORPORATE BONDS | JAPAN TOBACCO INC | JAPAN TOBACCO INC 4.85% 05/15/2028 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,305,000
Asset held for investment	$ 1,328,242
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | JAPAN TOBACCO INC | JAPAN TOBACCO INC 4.85% 05/15/2028 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 178,117
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | JAPAN TOBACCO INC | JAPAN TOBACCO INC 5.21% 06/15/2030 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 259,386
Investment interest rate	5.21%
Investment, Identifier [Axis]: CORPORATE BONDS | JAPAN TOBACCO INC | JAPAN TOBACCO INC 5.21% 06/15/2030 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	425,000
Asset held for investment	$ 440,956
Investment interest rate	5.21%
Investment, Identifier [Axis]: CORPORATE BONDS | JAPAN TOBACCO INC | JAPAN TOBACCO INC 5.856% 06/15/2035 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 159,926
Investment interest rate	5.86%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 2.522%/VAR 04/22/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 512,340
Investment interest rate	2.52%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 2.956%/VAR 05/13/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,125,000
Asset held for investment	$ 2,004,649
Investment interest rate	2.96%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 2.956%/VAR 05/13/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,425,000
Asset held for investment	$ 1,344,294
Investment interest rate	2.96%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 4.125% 12/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 150,270
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 4.493%/VAR 03/24/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,275,000
Asset held for investment	$ 1,286,082
Investment interest rate	4.49%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 4.493%/VAR 03/24/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	775,000
Asset held for investment	$ 781,736
Investment interest rate	4.49%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 4.979%/VAR 07/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	615,000
Asset held for investment	$ 624,161
Investment interest rate	4.98%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 5.04%/VAR 01/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	605,000
Asset held for investment	$ 611,261
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 8.75% 09/01/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 706,429
Investment interest rate	8.75%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO 8.75% 09/01/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 618,125
Investment interest rate	8.75%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN CHASE & CO | JPMORGAN CHASE & CO FRN SOFR+88.5 04/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	105,000
Asset held for investment	$ 105,190
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | JP MORGAN MORTGAGE TRUST 2025-HE3 | JP MORGAN MORTGAGE TRUST 2025-HE3 A1 SOFR30A +135
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	364,541
Asset held for investment	$ 364,652
Investment interest rate	5.27%
Investment, Identifier [Axis]: CORPORATE BONDS | KEURIG DR PEPPER INC | KEURIG DR PEPPER INC 3.95% 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	163,000
Asset held for investment	$ 161,144
Investment interest rate	3.95%
Investment, Identifier [Axis]: CORPORATE BONDS | KEURIG DR PEPPER INC | KEURIG DR PEPPER INC 5.05% 03/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	980,000
Asset held for investment	$ 1,000,516
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | KINDER MORGAN ENERGY PRTNRS LP | KINDER MORGAN ENERGY PTNRS LP 5% 08/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	725,000
Asset held for investment	$ 664,340
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | KINDER MORGAN ENERGY PRTNRS LP | KINDER MORGAN ENERGY PTNRS LP 6.5% 09/01/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 512,258
Investment interest rate	6.50%
Investment, Identifier [Axis]: CORPORATE BONDS | KINDER MORGAN ENERGY PRTNRS LP | KINDER MORGAN ENERGY PTNRS LP 6.95% 01/15/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 308,894
Investment interest rate	6.95%
Investment, Identifier [Axis]: CORPORATE BONDS | KINDER MORGAN INC DEL | KINDER MORGAN INC DEL 5.05% 02/15/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,000,000
Asset held for investment	$ 899,083
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | KINDER MORGAN INC DEL | KINDER MORGAN INC DEL 5.15% 06/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	695,000
Asset held for investment	$ 718,628
Investment interest rate	5.15%
Investment, Identifier [Axis]: CORPORATE BONDS | KKR CLO 18 LTD / KKR CLO 18 LLC | KKR CLO 18 LTD / KKR CLO 18 LLC 18 A1R2 TSFR3M+105
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,365,000
Asset held for investment	$ 2,366,819
Investment interest rate	5.19%
Investment, Identifier [Axis]: CORPORATE BONDS | KKR CLO 34 LTD | KKR CLO 34 LTD AR TSFR3M+110 07/15/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	830,000
Asset held for investment	$ 829,192
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | KKR CLO 34 LTD | KKR CLO 34A BR LTD BR TSFR3M+ 07/15/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,480,000
Asset held for investment	$ 1,481,530
Investment interest rate	5.65%
Investment, Identifier [Axis]: CORPORATE BONDS | KKR CLO 40 LTD | KKR CLO 40 LTD TSFR3M+ 10/20/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,625,000
Asset held for investment	$ 1,625,250
Investment interest rate	5.18%
Investment, Identifier [Axis]: CORPORATE BONDS | KKR CLO TRUST | KKR CLO TRUST 33A AR TSFR3M+108 07/20/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,480,000
Asset held for investment	$ 1,480,565
Investment interest rate	4.99%
Investment, Identifier [Axis]: CORPORATE BONDS | KKR CLO TRUST | KKR CLO TRUST BR TSFR3M+160 07/20/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	945,000
Asset held for investment	$ 947,008
Investment interest rate	5.51%
Investment, Identifier [Axis]: CORPORATE BONDS | KOREA ELEC POWER CORP | KOREA ELEC POWER CORP 5.375% 07/31/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,600,000
Asset held for investment	$ 1,612,057
Investment interest rate	5.38%
Investment, Identifier [Axis]: CORPORATE BONDS | KOREA HSG FIN CORP | KOREA HSG FIN CORP 4.625% 02/24/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,930,000
Asset held for investment	$ 1,960,055
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | KOREA HYDRO & NUCLE PWR CO LTD | KOREA HYDRO & NUCLE PWR CO LTD 5% 07/18/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,150,000
Asset held for investment	$ 1,178,713
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | KSA SUKUK LTD | KSA SUKUK LTD 4.303% 01/19/2029 REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	900,000
Asset held for investment	$ 902,817
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | KT CORP | KT CORP 4.125% 02/02/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,000,000
Asset held for investment	$ 1,001,302
Investment interest rate	4.13%
Investment, Identifier [Axis]: CORPORATE BONDS | LAFARGEHOLCIM FIN US LLC | AMRIZE FINANCE US LLC 4.7% 04/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	820,000
Asset held for investment	$ 829,475
Investment interest rate	4.70%
Investment, Identifier [Axis]: CORPORATE BONDS | LAFARGEHOLCIM FIN US LLC | AMRIZE FINANCE US LLC 4.95% 04/07/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 306,745
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | LLOYDS TSB GROUP PLC | LLOYDS BANKING GROUP PLC 4.65% 03/24/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,075,000
Asset held for investment	$ 1,076,314
Investment interest rate	4.65%
Investment, Identifier [Axis]: CORPORATE BONDS | LLOYDS TSB GROUP PLC | LLOYDS BANKING GROUP PLC 4.65% 03/24/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 450,550
Investment interest rate	4.65%
Investment, Identifier [Axis]: CORPORATE BONDS | LLOYDS TSB GROUP PLC | LLOYDS BANKING GROUP PLC 4.818%/VAR 06/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 533,551
Investment interest rate	4.82%
Investment, Identifier [Axis]: CORPORATE BONDS | LLOYDS TSB GROUP PLC | LLOYDS BANKING GROUP PLC 5.462%/VAR 01/05/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	740,000
Asset held for investment	$ 749,945
Investment interest rate	5.46%
Investment, Identifier [Axis]: CORPORATE BONDS | LLOYDS TSB GROUP PLC | LLOYDS BANKING GROUP PLC 7.953%/VAR 11/15/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	800,000
Asset held for investment	$ 930,653
Investment interest rate	7.95%
Investment, Identifier [Axis]: CORPORATE BONDS | LLOYDS TSB GROUP PLC | LLOYDS BANKING GROUP PLC 7.953%/VAR 11/15/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 581,658
Investment interest rate	7.95%
Investment, Identifier [Axis]: CORPORATE BONDS | LOWE'S COS INC | LOWES COS INC 4% 10/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	370,000
Asset held for investment	$ 370,667
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | LPL HOLDINGS INC | LPL HOLDINGS INC 4.625% 11/15/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 174,994
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | LPL HOLDINGS INC | LPL HOLDINGS INC 4.9% 04/03/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	370,000
Asset held for investment	$ 375,404
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | LPL HOLDINGS INC | LPL HOLDINGS INC 5.7% 05/20/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,014,000
Asset held for investment	$ 1,033,429
Investment interest rate	5.70%
Investment, Identifier [Axis]: CORPORATE BONDS | LPL HOLDINGS INC | LPL HOLDINGS INC 6.75% 11/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 320,185
Investment interest rate	6.75%
Investment, Identifier [Axis]: CORPORATE BONDS | MA'ADEN SUKUK LTD | MA'ADEN SUKUK LTD 5.25% 02/13/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,050,000
Asset held for investment	$ 1,074,812
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | MA'ADEN SUKUK LTD | MA'ADEN SUKUK LTD 5.25% 02/13/2030 REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 409,452
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | MADISON PARK FUNDING XXIV LTD | MADISON PARK FUNDING XXIV LTD TSFR3M+205 10/20/202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	675,000
Asset held for investment	$ 675,300
Investment interest rate	5.93%
Investment, Identifier [Axis]: CORPORATE BONDS | MADISON PARK FUNDING XXXIII LTD | MADISON PARK FUNDING XXXIII LTD CME+129 10/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	894,208
Asset held for investment	$ 894,790
Investment interest rate	5.19%
Investment, Identifier [Axis]: CORPORATE BONDS | MADISON PK FDG XLV LTD / MADISON PK FDG | MADISON PK FDG XLV LTD / MADISON PK FDG XLV LLC TS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 450,185
Investment interest rate	4.98%
Investment, Identifier [Axis]: CORPORATE BONDS | MANUFACTURERS & TRADERS TR CO | MANUFACTURERS & TRADERS TR CO 4.762%/VAR 07/06/202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	420,000
Asset held for investment	$ 423,813
Investment interest rate	4.76%
Investment, Identifier [Axis]: CORPORATE BONDS | MARBLE POINT CLO XV LTD | MARBLE POINT CLO XV 1A A1R2 LTD TSFR3M+104 07/23/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	869,780
Asset held for investment	$ 869,913
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.45% 03/01/2027 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 125,902
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.45% 03/01/2027 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 100,722
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.55% 04/20/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,265,000
Asset held for investment	$ 1,280,713
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.6% 03/01/2028 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	825,000
Asset held for investment	$ 836,303
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.6% 03/01/2028 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 202,740
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.6% 03/01/2028 144A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 152,055
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.8% 03/01/2030 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	750,000
Asset held for investment	$ 766,472
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | MARS INC | MARS INC 4.8% 03/01/2030 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	575,000
Asset held for investment	$ 587,629
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | MARSH & MCLENNAN COS INC | MARSH & MCLENNAN COS INC 4.55% 11/08/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,105,000
Asset held for investment	$ 1,118,023
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | MARVELL TECHNOLOGY INC | MARVELL TECHNOLOGY INC 1.65% 04/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	380,000
Asset held for investment	$ 377,427
Investment interest rate	1.65%
Investment, Identifier [Axis]: CORPORATE BONDS | MARVELL TECHNOLOGY INC | MARVELL TECHNOLOGY INC 4.75% 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	245,000
Asset held for investment	$ 248,201
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | MARVELL TECHNOLOGY INC | MARVELL TECHNOLOGY INC 4.875% 06/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,195,000
Asset held for investment	$ 1,215,117
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | MEGLOBAL BV | MEGLOBAL BV 2.625% 04/28/2028 REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,270,000
Asset held for investment	$ 1,219,200
Investment interest rate	2.63%
Investment, Identifier [Axis]: CORPORATE BONDS | META PLATFORMS INC | META PLATFORMS INC 4.2% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,185,000
Asset held for investment	$ 1,187,504
Investment interest rate	4.20%
Investment, Identifier [Axis]: CORPORATE BONDS | META PLATFORMS INC | META PLATFORMS INC 4.6% 11/15/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 201,608
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | META PLATFORMS INC | META PLATFORMS INC 4.6% 11/15/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 151,206
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | META PLATFORMS INC | META PLATFORMS INC 4.875% 11/15/2035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 224,699
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | META PLATFORMS INC | META PLATFORMS INC 4.875% 11/15/2035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 174,766
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | MMAF 2021-A | MMAF 2021-A 1.19% 11/13/2043 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	195,000
Asset held for investment	$ 193,804
Investment interest rate	1.19%
Investment, Identifier [Axis]: CORPORATE BONDS | MORGAN STAN DEAN WITTER & CO | MORGAN STANLEY 4.994%/VAR 04/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	855,000
Asset held for investment	$ 871,935
Investment interest rate	4.99%
Investment, Identifier [Axis]: CORPORATE BONDS | MPLX LP | MPLX LP 4.8% 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,970,000
Asset held for investment	$ 1,990,686
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | MVW 2021-2 LLC | MVW 2021-2 LLC 1.43% 05/20/2039 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	313,606
Asset held for investment	$ 298,227
Investment interest rate	1.43%
Investment, Identifier [Axis]: CORPORATE BONDS | MVW 2021-2 LLC | MVW 2021-2 LLC 2.23% 05/20/2039 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	48,965
Asset held for investment	$ 46,698
Investment interest rate	2.23%
Investment, Identifier [Axis]: CORPORATE BONDS | MVW 2023-1 LLC | MVW 2023-1 LLC 4.93% 10/20/2040 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	532,697
Asset held for investment	$ 538,900
Investment interest rate	4.93%
Investment, Identifier [Axis]: CORPORATE BONDS | MVWOT 2023-2A | MVWOT 2023-2A A 6.18% 11/20/2040 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	129,444
Asset held for investment	$ 133,065
Investment interest rate	6.18%
Investment, Identifier [Axis]: CORPORATE BONDS | MVWOT 2023-2A | MVWOT 2023-2A B 6.33% 11/20/2040 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	81,779
Asset held for investment	$ 83,742
Investment interest rate	6.33%
Investment, Identifier [Axis]: CORPORATE BONDS | NASDAQ STK MKT INC (ACCR INV) | NASDAQ INC 5.35% 06/28/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	217,000
Asset held for investment	$ 223,926
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | NAVIENT STUDENT LN TR 2016-6 | NAVIENT STUDENT LN TR 2016-6 SOFR30A+141.448 03/25
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	705,450
Asset held for investment	$ 716,802
Investment interest rate	5.29%
Investment, Identifier [Axis]: CORPORATE BONDS | NAVIENT STUDENT LOAN TRUST 2016-5 | NAVIENT STUDENT LOAN TRUST 2016-5A A SOFR30A+136.4 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,562,805
Asset held for investment	$ 2,608,185
Investment interest rate	5.24%
Investment, Identifier [Axis]: CORPORATE BONDS | NAVIENT STUDENT LOAN TRUST 2016-5 | NAVIENT STUDENT LOAN TRUST 2016-5A A SOFR30A+136.4 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,695,014
Asset held for investment	$ 3,760,443
Investment interest rate	5.24%
Investment, Identifier [Axis]: CORPORATE BONDS | NAVISTAR FINL DEALER NT MASTER OWNER TR | NAVISTAR FINL DEALER NT MASTER OWNER TR II 24-1 B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	75,000
Asset held for investment	$ 75,319
Investment interest rate	5.79%
Investment, Identifier [Axis]: CORPORATE BONDS | NAVISTAR FINL DEALER NT MASTER OWNER TR | NAVISTAR FINL DEALER NT MASTER OWNER TR II 24-1 C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	120,000
Asset held for investment	$ 120,529
Investment interest rate	6.13%
Investment, Identifier [Axis]: CORPORATE BONDS | NAVISTAR FINL DEALER NT MASTER OWNER TR | NAVISTAR FINL DEALER NT MASTER OWNER TR II 4.42% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	120,000
Asset held for investment	$ 120,162
Investment interest rate	4.42%
Investment, Identifier [Axis]: CORPORATE BONDS | NAVISTAR FINL DEALER NT MASTER OWNER TR | NAVISTAR FINL DEALER NT MASTER OWNER TR II 4.72% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	58,000
Asset held for investment	$ 58,083
Investment interest rate	4.72%
Investment, Identifier [Axis]: CORPORATE BONDS | NEUBERGER BERMAN LN ADVISERS CLO 43 LTD | NEUBERGER BERMAN LN ADVISERS CLO 43 LTD / NEUBERGE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,090,000
Asset held for investment	$ 2,091,398
Investment interest rate	4.93%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 1.875% 01/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,085,000
Asset held for investment	$ 1,062,049
Investment interest rate	1.88%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.6% 09/01/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 202,377
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.6% 09/01/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 303,565
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.625% 07/15/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 707,507
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.625% 07/15/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 454,826
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.685% 09/01/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	650,000
Asset held for investment	$ 657,724
Investment interest rate	4.69%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.685% 09/01/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	425,000
Asset held for investment	$ 430,050
Investment interest rate	4.69%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.9% 03/15/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	900,000
Asset held for investment	$ 922,362
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 4.9% 03/15/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	675,000
Asset held for investment	$ 691,771
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 5.05% 03/15/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 722,146
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | NEXTERA ENERGY CAP HLDGS INC | NEXTERA ENERGY CAP HLDGS INC 5.05% 03/15/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 464,236
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | NIAGARA MOHAWK POWER CORP | NIAGARA MOHAWK POWER CORP 4.647% 10/03/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 528,241
Investment interest rate	4.65%
Investment, Identifier [Axis]: CORPORATE BONDS | NISOURCE INC | NISOURCE INC 5.25% 03/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	310,000
Asset held for investment	$ 317,819
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | NMEF FUNDING 2025-A LLC | NMEF FUNDING 2025-A LLC 4.72% 07/15/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	313,541
Asset held for investment	$ 314,681
Investment interest rate	4.72%
Investment, Identifier [Axis]: CORPORATE BONDS | NORTHWOODS CAPITAL XIV-B LTD | NORTHWOODS CAPITAL XIV-B LTD TSFR3M+125 11/13/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	924,683
Asset held for investment	$ 926,043
Investment interest rate	5.09%
Investment, Identifier [Axis]: CORPORATE BONDS | NTT FINANCE CORP | NTT FINANCE CORP 4.62% 07/16/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	565,000
Asset held for investment	$ 572,515
Investment interest rate	4.62%
Investment, Identifier [Axis]: CORPORATE BONDS | NUTRIEN LTD | NUTRIEN LTD 4.9% 03/27/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 407,228
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | NXP B V/NXP FDG LLC/NXP USA INC | NXP B V/NXP FDG LLC/NXP USA INC 3.15% 05/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	160,000
Asset held for investment	$ 158,133
Investment interest rate	3.15%
Investment, Identifier [Axis]: CORPORATE BONDS | NXP B V/NXP FDG LLC/NXP USA INC | NXP B V/NXP FDG LLC/NXP USA INC 3.875% 06/18/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	555,000
Asset held for investment	$ 554,392
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | NXP B V/NXP FDG LLC/NXP USA INC | NXP B V/NXP FDG LLC/NXP USA INC 4.3% 06/18/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	699,000
Asset held for investment	$ 700,139
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | NXP B V/NXP FDG LLC/NXP USA INC | NXP B V/NXP FDG LLC/NXP USA INC 4.3% 08/19/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	285,000
Asset held for investment	$ 286,058
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | NXP B V/NXP FDG LLC/NXP USA INC | NXP B V/NXP FDG LLC/NXP USA INC 4.4% 06/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	70,000
Asset held for investment	$ 70,280
Investment interest rate	4.40%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTAGON INVESTMENT PARTNERS 36 LTD | OCTAGON INVESTMENT PARTNERS 36 LTD TSFR3M+ 04/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,696
Asset held for investment	$ 175,745
Investment interest rate	5.14%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTAGON INVESTMENT PARTNERS 39 LTD | OCTAGON INVESTMENT PARTNERS 39 LTD TSFR3M+ 10/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	246,276
Asset held for investment	$ 246,272
Investment interest rate	5.03%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTAGON INVT PARTNERS XXI LTD / OCTAGON | OCTAGON INVT PARTNERS XXI LTD / OCTAGON INVT PARTN 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	565,000
Asset held for investment	$ 564,541
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTAGON INVT PARTNERS XXI LTD / OCTAGON | OCTAGON INVT PARTNERS XXI LTD / OCTAGON INVT PARTN 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,435,000
Asset held for investment	$ 1,435,310
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTAGON INVT PARTNERS XXI LTD / OCTAGON | OCTAGON INVT PARTNERS XXI LTD / OCTAGON INVT PARTN 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	173,836
Asset held for investment	$ 173,847
Investment interest rate	4.66%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLE TRUST | OCTANE RECEIVABLE TRUST 5.68% 05/20/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	132,461
Asset held for investment	$ 133,440
Investment interest rate	5.68%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLES TR 2024-RVM1 | OCTANE RECEIVABLES TR 2024-RVM1 5.01% 01/22/2046 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	180,992
Asset held for investment	$ 183,646
Investment interest rate	5.01%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLES TR 2025-RVM1 | OCTANE RECEIVABLES TR 2025-RVM1 B 4.83% 12/20/2046
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 375,849
Investment interest rate	4.83%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLES TR 2025-RVM1 | OCTANE RECEIVABLES TRUST 2025-RVM1 5.26% 12/20/204
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	770,000
Asset held for investment	$ 771,113
Investment interest rate	5.26%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLES TRUST 2023-1 | OCTANE RECEIVABLES TRUST 2023-1 5.96% 07/20/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	365,000
Asset held for investment	$ 366,513
Investment interest rate	5.96%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLES TRUST 2023-3 | OCTANE RECEIVABLES TRUST 2023-3 B 6.48% 07/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 456,149
Investment interest rate	6.48%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLES TRUST 2024-3 | OCTANE RECEIVABLES TRUST 2024-3 4.94% 05/20/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	170,909
Asset held for investment	$ 171,839
Investment interest rate	4.94%
Investment, Identifier [Axis]: CORPORATE BONDS | OCTANE RECEIVABLES TRUST 2024-3 | OCTANE RECEIVABLES TRUST 2024-3 5.51% 10/20/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	215,000
Asset held for investment	$ 219,256
Investment interest rate	5.51%
Investment, Identifier [Axis]: CORPORATE BONDS | OMNICOM GROUP INC / OMNICOM CAPITAL INC | OMNICOM GROUP INC / OMNICOM CAPITAL INC 3.6% 04/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	270,000
Asset held for investment	$ 269,602
Investment interest rate	3.60%
Investment, Identifier [Axis]: CORPORATE BONDS | ONEOK INC NEW | ONEOK INC 4.25% 09/24/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,180,000
Asset held for investment	$ 1,183,880
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | ONEOK INC NEW | ONEOK INC 4.85% 07/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,401,000
Asset held for investment	$ 1,403,634
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | ONEOK INC NEW | ONEOK INC 5.55% 11/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	670,000
Asset held for investment	$ 677,214
Investment interest rate	5.55%
Investment, Identifier [Axis]: CORPORATE BONDS | ONEOK INC NEW | ONEOK INC 5.625% 01/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	317,000
Asset held for investment	$ 323,410
Investment interest rate	5.63%
Investment, Identifier [Axis]: CORPORATE BONDS | ORACLE CORP | ORACLE CORP 1.65% 03/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,530,000
Asset held for investment	$ 1,520,353
Investment interest rate	1.65%
Investment, Identifier [Axis]: CORPORATE BONDS | ORACLE CORP | ORACLE CORP 4.2% 09/27/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 539,031
Investment interest rate	4.20%
Investment, Identifier [Axis]: CORPORATE BONDS | ORACLE CORP | ORACLE CORP 4.2% 09/27/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 441,025
Investment interest rate	4.20%
Investment, Identifier [Axis]: CORPORATE BONDS | ORACLE CORP | ORACLE CORP 4.45% 09/26/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,085,000
Asset held for investment	$ 1,061,495
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | ORACLE CORP | ORACLE CORP 4.8% 08/03/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 251,245
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | ORACLE CORP | ORACLE CORP 4.8% 08/03/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 200,996
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | OREILLY AUTOMOTIVE INC | OREILLY AUTOMOTIVE INC 4.35% 06/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	585,000
Asset held for investment	$ 589,861
Investment interest rate	4.35%
Investment, Identifier [Axis]: CORPORATE BONDS | OREILLY AUTOMOTIVE INC | OREILLY AUTOMOTIVE INC 5.75% 11/20/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,727,000
Asset held for investment	$ 1,750,241
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | OVINTIV INC | OVINTIV INC 5.375% 01/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	328,000
Asset held for investment	$ 328,000
Investment interest rate	5.38%
Investment, Identifier [Axis]: CORPORATE BONDS | OVINTIV INC | OVINTIV INC CP 0% 01/20/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,100,000
Asset held for investment	$ 3,092,797
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | OWENS CORNING | OWENS CORNING NEW 3.4% 08/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	397,000
Asset held for investment	$ 395,118
Investment interest rate	3.40%
Investment, Identifier [Axis]: CORPORATE BONDS | OWENS CORNING | OWENS CORNING NEW 5.5% 06/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	535,000
Asset held for investment	$ 545,977
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | OZLM FUNDING II LTD | OZLM FUNDING II LTD 2A AR4 TSFR3M+120 07/30/2037 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,400,000
Asset held for investment	$ 1,398,453
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | OZLM FUNDING II LTD | OZLM FUNDING II LTD BR4 TSFR3M+175 07/30/2037 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,330,000
Asset held for investment	$ 1,328,541
Investment interest rate	5.59%
Investment, Identifier [Axis]: CORPORATE BONDS | OZLM XXI LTD | OZLM XXI LTD TSFR3M+115 01/20/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	152,810
Asset held for investment	$ 152,804
Investment interest rate	5.03%
Investment, Identifier [Axis]: CORPORATE BONDS | PACIFIC GAS & ELECTRIC CO | PACIFIC GAS & ELECTRIC CO 3.15% 01/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 400,000
Investment interest rate	3.15%
Investment, Identifier [Axis]: CORPORATE BONDS | PACIFIC GAS & ELECTRIC CO | PACIFIC GAS & ELECTRIC CO 3.3% 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	208,000
Asset held for investment	$ 205,746
Investment interest rate	3.30%
Investment, Identifier [Axis]: CORPORATE BONDS | PACIFIC GAS & ELECTRIC CO | PACIFIC GAS & ELECTRIC CO 3.3% 12/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	255,000
Asset held for investment	$ 251,006
Investment interest rate	3.30%
Investment, Identifier [Axis]: CORPORATE BONDS | PACIFIC GAS & ELECTRIC CO | PACIFIC GAS & ELECTRIC CO 5% 06/04/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	345,000
Asset held for investment	$ 350,914
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | PACIFIC GAS & ELECTRIC CO | PACIFIC GAS & ELECTRIC CO 5.45% 06/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	110,000
Asset held for investment	$ 111,830
Investment interest rate	5.45%
Investment, Identifier [Axis]: CORPORATE BONDS | PENSKE TRUCK LEASING | PENSKE TRUCK LEASING CO LP /CORP 1.7% 06/15/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	146,000
Asset held for investment	$ 144,319
Investment interest rate	1.70%
Investment, Identifier [Axis]: CORPORATE BONDS | PENSKE TRUCK LEASING | PENSKE TRUCK LEASING CO LP /CORP 3.4% 11/15/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	310,000
Asset held for investment	$ 307,895
Investment interest rate	3.40%
Investment, Identifier [Axis]: CORPORATE BONDS | PENSKE TRUCK LEASING | PENSKE TRUCK LEASING CO LP /CORP 5.35% 01/12/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 379,279
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | PENSKE TRUCK LEASING | PENSKE TRUCK LEASING CO LP /CORP 5.75% 05/24/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,585,000
Asset held for investment	$ 1,592,648
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | PERKINELMER INC | REVVITY INC 1.9% 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	746,000
Asset held for investment	$ 701,590
Investment interest rate	1.90%
Investment, Identifier [Axis]: CORPORATE BONDS | PERNOD RICARD SA | PERNOD RICARD SA 3.25% 06/08/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,210,000
Asset held for investment	$ 1,209,108
Investment interest rate	3.25%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 6.375% 01/23/2045 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	800,000
Asset held for investment	$ 642,336
Investment interest rate	6.38%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 6.375% 01/23/2045 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	875,000
Asset held for investment	$ 702,555
Investment interest rate	6.38%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 6.625% 06/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 213,019
Investment interest rate	6.63%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 6.7% 02/16/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,474,000
Asset held for investment	$ 2,466,900
Investment interest rate	6.70%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 6.7% 02/16/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,031,000
Asset held for investment	$ 2,025,171
Investment interest rate	6.70%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 6.75% 09/21/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 205,050
Investment interest rate	6.75%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 7.69% 01/23/2050 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,225,000
Asset held for investment	$ 2,890,697
Investment interest rate	7.69%
Investment, Identifier [Axis]: CORPORATE BONDS | PETROLEOS MEXICANOS | PETROLEOS MEXICANOS 7.69% 01/23/2050 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,775,000
Asset held for investment	$ 1,591,004
Investment interest rate	7.69%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 4.875% 02/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 102,360
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.125% 02/13/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 207,241
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.125% 02/13/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 103,620
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.125% 11/17/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	246,000
Asset held for investment	$ 251,319
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.375% 02/15/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	425,000
Asset held for investment	$ 444,417
Investment interest rate	5.38%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.375% 02/15/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 287,564
Investment interest rate	5.38%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.625% 11/17/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 157,692
Investment interest rate	5.63%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.625% 11/17/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 105,128
Investment interest rate	5.63%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.75% 11/17/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 187,028
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | PHILIP MORRIS INTL INC | PHILIP MORRIS INTL INC 5.75% 11/17/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 133,592
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | PLAINS ALL AM PIPELN/PAA FIN C | PLAINS ALL AM PIPELN/PAA FIN C 4.7% 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	485,000
Asset held for investment	$ 487,735
Investment interest rate	4.70%
Investment, Identifier [Axis]: CORPORATE BONDS | PNC FINANCIAL SERVICES GRP INC | PNC FINANCIAL SERVICES GRP INC 4.758%/VAR 01/26/20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	910,000
Asset held for investment	$ 910,361
Investment interest rate	4.76%
Investment, Identifier [Axis]: CORPORATE BONDS | POSCO | POSCO 5.625% 01/17/2026 REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,000,000
Asset held for investment	$ 1,000,525
Investment interest rate	5.63%
Investment, Identifier [Axis]: CORPORATE BONDS | POST RD EQUIP FIN 2024-1 | POST RD EQUIP FIN 2024-1 5.59% 11/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,101
Asset held for investment	$ 29,227
Investment interest rate	5.59%
Investment, Identifier [Axis]: CORPORATE BONDS | PROGRESS RESIDENTIAL TRUST 2021-SFR8 | PROGRESS RESIDENTIAL TRUST 2021-SFR8 1.931% 10/17/
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,325,000
Asset held for investment	$ 1,301,805
Investment interest rate	1.93%
Investment, Identifier [Axis]: CORPORATE BONDS | PROSUS NV | PROSUS NV 3.061% 07/13/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,900,000
Asset held for investment	$ 1,725,428
Investment interest rate	3.06%
Investment, Identifier [Axis]: CORPORATE BONDS | PROSUS NV | PROSUS NV 3.68% 01/21/2030 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,225,000
Asset held for investment	$ 2,130,438
Investment interest rate	3.68%
Investment, Identifier [Axis]: CORPORATE BONDS | PROSUS NV | PROSUS NV 3.68% 01/21/2030 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 526,625
Investment interest rate	3.68%
Investment, Identifier [Axis]: CORPORATE BONDS | PROSUS NV | PROSUS NV 4.85% 07/06/2027 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,700,000
Asset held for investment	$ 1,711,696
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | PROSUS NV | PROSUS NV 4.85% 07/06/2027 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	575,000
Asset held for investment	$ 578,956
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | PUBLIC SVC ENTERPRISE GROUP IN | PUBLIC SVC ENTERPRISE GRP INC 4.9% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,015,000
Asset held for investment	$ 1,037,891
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | REALTY INCOME CORP | REALTY INCOME CORP 5.05% 01/13/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 125,019
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | REGAL-BELOIT CORP | REGAL REXNORD CORP 6.05% 02/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,747,000
Asset held for investment	$ 1,750,349
Investment interest rate	6.05%
Investment, Identifier [Axis]: CORPORATE BONDS | REGAL-BELOIT CORP | REGAL REXNORD CORP 6.05% 04/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	840,000
Asset held for investment	$ 868,949
Investment interest rate	6.05%
Investment, Identifier [Axis]: CORPORATE BONDS | RGA GLOBAL FUNDING | RGA GLOBAL FUNDING 4.35% 08/25/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	960,000
Asset held for investment	$ 964,062
Investment interest rate	4.35%
Investment, Identifier [Axis]: CORPORATE BONDS | RGA GLOBAL FUNDING | RGA GLOBAL FUNDING 4.6% 11/25/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,205,000
Asset held for investment	$ 1,204,485
Investment interest rate	4.60%
Investment, Identifier [Axis]: CORPORATE BONDS | RIO OIL FINANCE TR SER 2018-1 | RIO OIL FINANCE TR SER 2018-1 8.2% 04/06/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	142,500
Asset held for investment	$ 146,916
Investment interest rate	8.20%
Investment, Identifier [Axis]: CORPORATE BONDS | RIO OIL FINANCE TRUST SERIES 2014-3 | RIO OIL FINANCE TRUST SERIES 2014-3 9.75% 01/06/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	467,665
Asset held for investment	$ 480,530
Investment interest rate	9.75%
Investment, Identifier [Axis]: CORPORATE BONDS | RIO OIL FINANCE TRUST SERIES 2014-3 | RIO OIL FINANCE TRUST SERIES 2014-3 9.75% 01/06/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	214,666
Asset held for investment	$ 220,571
Investment interest rate	9.75%
Investment, Identifier [Axis]: CORPORATE BONDS | ROCKFORD TOWER CLO 2019-2 LTD | ROCKFORD TOWER CLO 2019-2 LTD TSFR3M+113 08/20/203
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	957,646
Asset held for investment	$ 958,731
Investment interest rate	5.02%
Investment, Identifier [Axis]: CORPORATE BONDS | ROGERS COMMUNICATIONS INC-B | ROGERS COMMUNICATIONS INC 3.2% 03/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,115,000
Asset held for investment	$ 1,103,801
Investment interest rate	3.20%
Investment, Identifier [Axis]: CORPORATE BONDS | ROGERS COMMUNICATIONS INC-B | ROGERS COMMUNICATIONS INC 5% 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,455,000
Asset held for investment	$ 1,482,582
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | ROLLS-ROYCE PLC | ROLLS-ROYCE PLC 5.75% 10/15/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	785,000
Asset held for investment	$ 804,707
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | ROMARK CLO II LTD | ROMARK CLO II LTD 2018-2A A2R TSFR3M+165 07/25/203
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,675,000
Asset held for investment	$ 1,675,255
Investment interest rate	5.51%
Investment, Identifier [Axis]: CORPORATE BONDS | ROSS STORES INC | ROSS STORES INC 0.875% 04/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,150,000
Asset held for investment	$ 1,139,834
Investment interest rate	0.88%
Investment, Identifier [Axis]: CORPORATE BONDS | ROYAL BANK OF SCOTLAND GRP PLC | NATWEST GROUP PLC 1.642%/VAR 06/14/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,150,000
Asset held for investment	$ 1,137,469
Investment interest rate	1.64%
Investment, Identifier [Axis]: CORPORATE BONDS | ROYAL BANK OF SCOTLAND GRP PLC | NATWEST GROUP PLC 5.516%/VAR 09/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 205,089
Investment interest rate	5.52%
Investment, Identifier [Axis]: CORPORATE BONDS | ROYAL BANK OF SCOTLAND GRP PLC | NATWEST GROUP PLC 5.808%/VAR 09/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,800,000
Asset held for investment	$ 1,874,991
Investment interest rate	5.81%
Investment, Identifier [Axis]: CORPORATE BONDS | ROYAL BANK OF SCOTLAND GRP PLC | NATWEST GROUP PLC 6.475%/VAR 06/01/2034 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	750,000
Asset held for investment	$ 787,438
Investment interest rate	6.47%
Investment, Identifier [Axis]: CORPORATE BONDS | ROYAL BANK OF SCOTLAND GRP PLC | NATWEST GROUP PLC 6.475%/VAR 06/01/2034 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 367,471
Investment interest rate	6.47%
Investment, Identifier [Axis]: CORPORATE BONDS | SABINE PASS LIQUEFACTION LLC | SABINE PASS LIQUEFACTION LLC 4.2% 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	246,000
Asset held for investment	$ 246,242
Investment interest rate	4.20%
Investment, Identifier [Axis]: CORPORATE BONDS | SABINE PASS LIQUEFACTION LLC | SABINE PASS LIQUEFACTION LLC 5.875% 06/30/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	196,000
Asset held for investment	$ 196,277
Investment interest rate	5.88%
Investment, Identifier [Axis]: CORPORATE BONDS | SAMMONS FINANCIAL GROUP GLOBAL FUNDING | SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.05% 01/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	420,000
Asset held for investment	$ 426,522
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 23-B C 5.933% 12/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	761,407
Asset held for investment	$ 771,820
Investment interest rate	5.93%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 24-A B 5.622% 06/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,904
Asset held for investment	$ 178,495
Investment interest rate	5.62%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 24-A C 5.818% 06/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	208,478
Asset held for investment	$ 211,280
Investment interest rate	5.82%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 4.744% 01/16/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 250,606
Investment interest rate	4.48%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 4.94% 01/16/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 250,605
Investment interest rate	4.66%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 5.644% 12/15/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	107,393
Asset held for investment	$ 109,262
Investment interest rate	5.64%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 6.493% 06/15/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,646
Asset held for investment	$ 12,656
Investment interest rate	6.49%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BANK NA - SBCLN | SANTANDER BANK NA - SBCLN 6.736% 06/15/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,613
Asset held for investment	$ 3,616
Investment interest rate	6.74%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BK AUTO CR LINKED NTS SER 2024 | SANTANDER BK AUTO CR LINKED NTS SER 2024-B 4.965%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	222,133
Asset held for investment	$ 223,695
Investment interest rate	4.97%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER BK AUTO CR LINKED NTS SER 2024 | SANTANDER BK AUTO CR LINKED NTS SER 2024-B 5.141%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	222,133
Asset held for investment	$ 223,629
Investment interest rate	5.14%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2 | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2022-5 4.74
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	64,320
Asset held for investment	$ 64,361
Investment interest rate	4.74%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2 | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2025-4 4.27
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	640,000
Asset held for investment	$ 641,246
Investment interest rate	4.27%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER DRIVE AUTO RECEIVABLES TRUST | SANTANDER DRIVE AUTO RECEIVABLES TRUST 5.09% 05/15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	207,322
Asset held for investment	$ 208,666
Investment interest rate	5.09%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER HLDGS USA INC | SANTANDER HLDGS USA INC 2.49%/VAR 01/06/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	360,000
Asset held for investment	$ 353,840
Investment interest rate	2.49%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER HLDGS USA INC | SANTANDER HLDGS USA INC 6.124%/VAR 05/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 125,848
Investment interest rate	6.12%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER MORTGAGE ASSET RECEIVABLE TRUS | SANTANDER MORTGAGE ASSET RECEIVABLE TRUST 2025-CES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	771,873
Asset held for investment	$ 772,496
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER UK GROUP HOLDINGS PLC | SANTANDER UK GROUP HOLDINGS PLC 1.673%/VAR 06/14/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	335,000
Asset held for investment	$ 331,255
Investment interest rate	1.67%
Investment, Identifier [Axis]: CORPORATE BONDS | SANTANDER UK GROUP HOLDINGS PLC | SANTANDER UK GROUP HOLDINGS PLC 4.32%/VAR 09/22/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	435,000
Asset held for investment	$ 435,415
Investment interest rate	4.32%
Investment, Identifier [Axis]: CORPORATE BONDS | SBA TOWER TR | SBA TOWER TR 1.631% 05/15/2051 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	829,000
Asset held for investment	$ 811,095
Investment interest rate	1.63%
Investment, Identifier [Axis]: CORPORATE BONDS | SBA TOWER TR | SBA TOWER TR 1.884% 07/15/2050 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 474,470
Investment interest rate	1.88%
Investment, Identifier [Axis]: CORPORATE BONDS | SBA TOWER TR | SBA TOWER TR 4.831% 10/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,690,000
Asset held for investment	$ 1,700,536
Investment interest rate	4.83%
Investment, Identifier [Axis]: CORPORATE BONDS | SBA TOWER TR | SBA TOWER TR 6.599% 11/15/2052 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	987,000
Asset held for investment	$ 1,010,679
Investment interest rate	6.60%
Investment, Identifier [Axis]: CORPORATE BONDS | SBNA AUTO LEASE TRUST 2024-B | SBNA AUTO LEASE TRUST 2024-B A4 5.55% 12/20/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	845,000
Asset held for investment	$ 855,521
Investment interest rate	5.55%
Investment, Identifier [Axis]: CORPORATE BONDS | SCF EQUIPMENT LEASING 2023-1 LLC | SCF EQUIPMENT LEASING 2023-1A A3 LLC 6.17% 05/20/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	372,191
Asset held for investment	$ 377,105
Investment interest rate	6.17%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHLUMBERGER HOLDINGS CORPORATION | SCHLUMBERGER HOLDINGS CORPORATION 3.9% 05/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,086,000
Asset held for investment	$ 1,083,628
Investment interest rate	3.90%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHLUMBERGER INVT SA | SCHLUMBERGER INVT SA 4.5% 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	596,000
Asset held for investment	$ 601,501
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 4.343%/VAR 11/14/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,465,000
Asset held for investment	$ 1,462,812
Investment interest rate	4.34%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 5.643%/VAR 05/19/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 311,428
Investment interest rate	5.64%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 5.643%/VAR 05/19/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 207,619
Investment interest rate	5.64%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 5.853%/VAR 05/19/2034 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 160,679
Investment interest rate	5.85%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 5.853%/VAR 05/19/2034 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 107,119
Investment interest rate	5.85%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 6.136%/VAR 08/24/2034 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 190,745
Investment interest rate	6.14%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 6.136%/VAR 08/24/2034 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 136,246
Investment interest rate	6.14%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 6.196%/VAR 11/17/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 661,027
Investment interest rate	6.20%
Investment, Identifier [Axis]: CORPORATE BONDS | SCHWAB CHARLES CORP NEW | SCHWAB CHARLES CORP 6.196%/VAR 11/17/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 528,822
Investment interest rate	6.20%
Investment, Identifier [Axis]: CORPORATE BONDS | SEB FUNDING LLC | SEB FUNDING LLC 1A A2 7.386% 04/30/2054 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	782,000
Asset held for investment	$ 799,992
Investment interest rate	7.39%
Investment, Identifier [Axis]: CORPORATE BONDS | SECURITIZED TERM AUTO RECEIVABLES TRUST | SECURITIZED TERM AUTO RECEIVABLES TRUST 2025-A 5.6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	183,613
Asset held for investment	$ 185,228
Investment interest rate	5.04%
Investment, Identifier [Axis]: CORPORATE BONDS | SECURITIZED TERM AUTO RECEIVABLES TRUST | SECURITIZED TERM AUTO RECEIVABLES TRUST 4.925% 12/29/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	137,301
Asset held for investment	$ 138,490
Investment interest rate	4.93%
Investment, Identifier [Axis]: CORPORATE BONDS | SECURITIZED TERM AUTO RECEIVABLES TRUST | SECURITIZED TERM AUTO RECEIVABLES TRUST 5.121% 12/29/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	61,023
Asset held for investment	$ 61,541
Investment interest rate	5.12%
Investment, Identifier [Axis]: CORPORATE BONDS | SEMPRA ENERGY | SEMPRA 5.4% 08/01/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	540,000
Asset held for investment	$ 543,464
Investment interest rate	5.40%
Investment, Identifier [Axis]: CORPORATE BONDS | SFS AUTO RECEIVABLES SECURITIZATION TR 2 | SFS AUTO RECEIVABLES SECURITIZATION TR 2024-1 4.95
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	196,108
Asset held for investment	$ 197,310
Investment interest rate	4.95%
Investment, Identifier [Axis]: CORPORATE BONDS | SFS AUTO RECEIVABLES SECURITIZATION TR 2 | SFS AUTO RECEIVABLES SECURITIZATION TR 2024-1 5.51
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	90,000
Asset held for investment	$ 92,037
Investment interest rate	5.51%
Investment, Identifier [Axis]: CORPORATE BONDS | SFS AUTO RECEIVABLES SECURITIZATION TR 2 | SFS AUTO RECEIVABLES SECURITIZATION TR 2024-2 A4 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	230,000
Asset held for investment	$ 235,790
Investment interest rate	5.26%
Investment, Identifier [Axis]: CORPORATE BONDS | SFS AUTO RECEIVABLES SECURITIZATION TRUS | SFS AUTO RECEIVABLES SECURITIZATION TRUST 2023-1 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	205,000
Asset held for investment	$ 209,948
Investment interest rate	5.71%
Investment, Identifier [Axis]: CORPORATE BONDS | SHERWIN WILLIAMS CO | SHERWIN WILLIAMS CO 4.55% 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	675,000
Asset held for investment	$ 682,946
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | SIERRA TIMESHARE 2021-2 RECEIVABLES FUND | SIERRA TIMESHARE 2021-2 RECEIVABLES FUNDING LLC 1.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	105,885
Asset held for investment	$ 105,451
Investment interest rate	1.80%
Investment, Identifier [Axis]: CORPORATE BONDS | SIERRA TIMESHARE 2025-2 RECEIVABLES FUND | SIERRA TIMESHARE 2025-2A B RECEIVABLES FUNDING LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	273,243
Asset held for investment	$ 274,231
Investment interest rate	4.93%
Investment, Identifier [Axis]: CORPORATE BONDS | SIERRA TIMESHARE 2025-3 RECEIVABLES FDG | SIERRA TIMESHARE 2025-3 RECEIVABLES FDG LLC 3A A 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	120,808
Asset held for investment	$ 121,059
Investment interest rate	4.44%
Investment, Identifier [Axis]: CORPORATE BONDS | SIERRA TIMESHARE 2025-3 RECEIVABLES FDG | SIERRA TIMESHARE 2025-3A RECEIVABLES FDG LLC 3A B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	223,718
Asset held for investment	$ 224,649
Investment interest rate	4.64%
Investment, Identifier [Axis]: CORPORATE BONDS | SMALL BUS ADMIN GTD DEV PARTN | SBAP 2006-20G 1 6.07% 7/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,049
Asset held for investment	$ 2,051
Investment interest rate	6.07%
Investment, Identifier [Axis]: CORPORATE BONDS | SMALL BUS ADMIN GTD DEV PARTN | SBAP 2006-20H 1 5.7 8/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,735
Asset held for investment	$ 2,742
Investment interest rate	5.70%
Investment, Identifier [Axis]: CORPORATE BONDS | SMALL BUS ADMIN GTD DEV PARTN | SBAP 2007-20E 1 5.31% 5/27
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,021
Asset held for investment	$ 7,022
Investment interest rate	5.31%
Investment, Identifier [Axis]: CORPORATE BONDS | SMALL BUS ADMIN GTD DEV PARTN | SMALL BUS ADMIN GTD DEV PARTN 5.82% 06/01/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,023
Asset held for investment	$ 1,027
Investment interest rate	5.82%
Investment, Identifier [Axis]: CORPORATE BONDS | SMALL BUS ADMIN GTD DEV PARTN | SMALL BUS ADMIN GTD DEV PARTN 5.82% 06/01/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,390
Asset held for investment	$ 1,397
Investment interest rate	5.82%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE ED LN TR 2017-B | SMB PRIVATE EDUCATION LOAN TRUST 2017-B A2A 2.82%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	50,326
Asset held for investment	$ 50,182
Investment interest rate	2.82%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE ED LN TR 2022-D | SMB PRIVATE ED LN TR 2022-DA A1A 5.37% 10/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	533,092
Asset held for investment	$ 545,027
Investment interest rate	5.37%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE ED LN TR 2023-B | SMB PRIVATE ED LN TR 2023-B A1A 4.99% 10/16/2056 1 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	422,932
Asset held for investment	$ 426,488
Investment interest rate	4.99%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE ED LN TR 2023-B | SMB PRIVATE ED LN TR 2023-B A1A 4.99% 10/16/2056 1 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,108,993
Asset held for investment	$ 1,118,317
Investment interest rate	4.99%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE ED LN TR 2025-A | SMB PRIVATE ED LN TR 2025-A 5.13% 04/15/2054 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	451,553
Asset held for investment	$ 458,446
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE ED LN TR 2025-A | SMB PRIVATE ED LN TR 2025-A 5.13% 04/15/2054 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	544,657
Asset held for investment	$ 552,971
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE ED LN TR 2025-A | SMB PRIVATE ED LN TR 2025-A 5.13% 04/15/2054 144A 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	607,037
Asset held for investment	$ 616,303
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE EDUCATION LOAN TRUST 2023-D | SMB PRIVATE EDUCATION LOAN TRUST 2023-D A1A 6.15%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	414,310
Asset held for investment	$ 436,323
Investment interest rate	6.15%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE EDUCATION LOAN TRUST 2024-A | SMB PRIVATE EDUCATION LOAN TRUST 2024-A A1A 5.24% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	196,194
Asset held for investment	$ 199,716
Investment interest rate	5.24%
Investment, Identifier [Axis]: CORPORATE BONDS | SMB PRIVATE EDUCATION LOAN TRUST 2024-A | SMB PRIVATE EDUCATION LOAN TRUST 2024-A A1A 5.24% 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	930,747
Asset held for investment	$ 947,452
Investment interest rate	5.24%
Investment, Identifier [Axis]: CORPORATE BONDS | SOCIETE GENERALE FRANCE | SOCIETE GENERALE FRANCE 5.519%/VAR 01/19/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	675,000
Asset held for investment	$ 683,563
Investment interest rate	5.52%
Investment, Identifier [Axis]: CORPORATE BONDS | SOLVENTUM CORP | SOLVENTUM CORP 5.45% 02/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	462,000
Asset held for investment	$ 468,658
Investment interest rate	5.45%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUND POINT CLO XXII LTD | SOUND POINT CLO XXII LTD TSFR3M+165 01/20/2032 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 250,612
Investment interest rate	5.53%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN CALIFORNIA EDISON CO | SOUTHERN CALIFORNIA EDISON CO CP 0% 01/06/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,610,000
Asset held for investment	$ 1,608,918
Investment interest rate	0.00%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN CO GAS CAP | SOUTHERN CO GAS CAP 4.05% 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	540,000
Asset held for investment	$ 540,171
Investment interest rate	4.05%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY 3.75%/VAR 09/15/2051 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 394,336
Investment interest rate	3.75%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY 3.75%/VAR 09/15/2051 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,175,000
Asset held for investment	$ 1,158,363
Investment interest rate	3.75%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY 4.85% 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 483,588
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY STEP 08/01/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	540,000
Asset held for investment	$ 548,633
Investment interest rate	5.11%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY STEP 08/01/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	825,000
Asset held for investment	$ 838,190
Investment interest rate	5.11%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY STEP 08/01/2027 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 253,997
Investment interest rate	5.11%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY T5Y+373.3 01/15/2051 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,050,000
Asset held for investment	$ 2,048,771
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHERN COMPANY | SOUTHERN COMPANY T5Y+373.3 01/15/2051 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	725,000
Asset held for investment	$ 724,565
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | SOUTHWEST AIRLINES CO | SOUTHWEST AIRLINES CO 4.375% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	970,000
Asset held for investment	$ 972,030
Investment interest rate	4.38%
Investment, Identifier [Axis]: CORPORATE BONDS | STANDARD CHARTERED PLC | STANDARD CHARTERED PLC 4.3% 02/19/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	307,000
Asset held for investment	$ 306,901
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | STANDARD CHARTERED PLC | STANDARD CHARTERED PLC 5.688%/VAR 05/14/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	615,000
Asset held for investment	$ 627,556
Investment interest rate	5.69%
Investment, Identifier [Axis]: CORPORATE BONDS | STARBUCKS CORP | STARBUCKS CORP 2% 03/12/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	235,000
Asset held for investment	$ 229,577
Investment interest rate	2.00%
Investment, Identifier [Axis]: CORPORATE BONDS | STARBUCKS CORP | STARBUCKS CORP 4% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	605,000
Asset held for investment	$ 604,241
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | STATE BK INDIA LONDON BRH | STATE BANK INDIA LONDON BRH 1.8% 07/13/2026 REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,650,000
Asset held for investment	$ 1,629,644
Investment interest rate	1.80%
Investment, Identifier [Axis]: CORPORATE BONDS | STEEL DYNAMICS INC | STEEL DYNAMICS INC 4% 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,470,000
Asset held for investment	$ 1,468,311
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | STELLANTIS FINANCIAL UNDERWRITTEN ENHANC | STELLANTIS FINANCIAL UNDERWRITTEN ENHANCED LEASE T 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	355,000
Asset held for investment	$ 355,570
Investment interest rate	4.44%
Investment, Identifier [Axis]: CORPORATE BONDS | STELLANTIS FINANCIAL UNDERWRITTEN ENHANC | STELLANTIS FINANCIAL UNDERWRITTEN ENHANCED LEASE T 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	95,000
Asset held for investment	$ 94,999
Investment interest rate	4.25%
Investment, Identifier [Axis]: CORPORATE BONDS | STRATUS FUNDING CLO 2025-1 LTD | STRATUS FUNDING CLO 2025-1 LTD B TSFR3M+ 07/15/203
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	480,000
Asset held for investment	$ 480,000
Investment interest rate	5.35%
Investment, Identifier [Axis]: CORPORATE BONDS | STRYKER CORP | STRYKER CORP 4.7% 02/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	729,000
Asset held for investment	$ 739,404
Investment interest rate	4.70%
Investment, Identifier [Axis]: CORPORATE BONDS | SYDNEY AIRPORT FINANCE CO PTY LTD | SYDNEY ARPT FIN CO PTY LTD 3.625% 04/28/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	177,000
Asset held for investment	$ 176,635
Investment interest rate	3.63%
Investment, Identifier [Axis]: CORPORATE BONDS | SYMPHONY CLO XXIII LTD | SYMPHONY CLO XXIII LTD TSFR3M+90 01/15/2034 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	587,291
Asset held for investment	$ 586,795
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | SYNOPSYS INC | SYNOPSYS INC 4.65% 04/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,525,000
Asset held for investment	$ 1,545,551
Investment interest rate	4.65%
Investment, Identifier [Axis]: CORPORATE BONDS | SYNOPSYS INC | SYNOPSYS INC 4.85% 04/01/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	475,000
Asset held for investment	$ 485,143
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | SYNOPSYS INC | SYNOPSYS INC 4.85% 04/01/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 383,007
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | SYNOPSYS INC | SYNOPSYS INC 5% 04/01/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 306,333
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | SYNOPSYS INC | SYNOPSYS INC 5% 04/01/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 229,750
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLC STUDENT LN TR 2007 1 A5 SOFR90A+35.161 05/15/2068 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	502,540
Asset held for investment	$ 486,334
Investment interest rate	4.61%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLC STUDENT LN TR 2007 1 A5 SOFR90A+35.161 05/15/2068 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,870,019
Asset held for investment	$ 1,809,716
Investment interest rate	4.61%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLC STUDENT LN TR SOFR90A+42.161 12/15/2039 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,450,105
Asset held for investment	$ 1,424,634
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLC STUDENT LN TR SOFR90A+42.161 12/15/2039 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,260,022
Asset held for investment	$ 2,220,324
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLM STUDENT LN TR 2006 8 SOFR90A+42.161 01/25/2041 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,416,528
Asset held for investment	$ 2,339,463
Investment interest rate	4.73%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLM STUDENT LN TR 2006 8 SOFR90A+42.161 01/25/2041 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,534,134
Asset held for investment	$ 3,421,429
Investment interest rate	4.73%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLM STUDENT LOAN TRUST 2011-3 SOFR30A+121.448 08/2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	142,410
Asset held for investment	$ 143,879
Investment interest rate	5.09%
Investment, Identifier [Axis]: CORPORATE BONDS | Sallie Mae | SLM STUDENT LOAN TRUST 2011-3 SOFR30A+121.448 08/27/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,504
Asset held for investment	$ 17,685
Investment interest rate	5.09%
Investment, Identifier [Axis]: CORPORATE BONDS | T-MOBILE USA INC | T-MOBILE USA INC 2.55% 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	425,000
Asset held for investment	$ 388,273
Investment interest rate	2.55%
Investment, Identifier [Axis]: CORPORATE BONDS | T-MOBILE USA INC | T-MOBILE USA INC 3.5% 04/15/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,250,000
Asset held for investment	$ 1,195,075
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | T-MOBILE USA INC | T-MOBILE USA INC 3.5% 04/15/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,050,000
Asset held for investment	$ 1,003,863
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | T-MOBILE USA INC | T-MOBILE USA INC 3.875% 04/15/2030 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,225,000
Asset held for investment	$ 1,204,634
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | T-MOBILE USA INC | T-MOBILE USA INC 3.875% 04/15/2030 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 295,012
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | TAKE-TWO INTERACTV SOFTWR INC | TAKE-TWO INTERACTV SOFTWR INC 5% 03/28/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	950,000
Asset held for investment	$ 952,077
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | TARGA RES CORP | TARGA RES CORP 4.35% 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	570,000
Asset held for investment	$ 571,583
Investment interest rate	4.35%
Investment, Identifier [Axis]: CORPORATE BONDS | TARGA RES CORP | TARGA RES CORP 5.2% 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	851,000
Asset held for investment	$ 864,799
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | TENGIZCHEVROIL FIN CO IN | TENGIZCHEVROIL FIN CO IN 4% 08/15/2026 REGS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,200,000
Asset held for investment	$ 1,192,308
Investment interest rate	4.00%
Investment, Identifier [Axis]: CORPORATE BONDS | TIAA CLO I LTD | TIAA CLO I LTD TSFR3M+125 07/20/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	372,839
Asset held for investment	$ 372,839
Investment interest rate	5.13%
Investment, Identifier [Axis]: CORPORATE BONDS | TIME WARNER CABLE LLC | TIME WARNER CABLE LLC 6.75% 06/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	575,000
Asset held for investment	$ 581,589
Investment interest rate	6.75%
Investment, Identifier [Axis]: CORPORATE BONDS | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRU | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 4.88% 0 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	557,000
Asset held for investment	$ 562,856
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRU | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 4.88% 0 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	796,000
Asset held for investment	$ 804,369
Investment interest rate	4.88%
Investment, Identifier [Axis]: CORPORATE BONDS | TOYOTA AUTO RECEIVABLES 2025-A OWNER TRU | TOYOTA AUTO RECEIVABLES 2025-A OWNER TRUST 4.64% 0 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	482,000
Asset held for investment	$ 487,186
Investment interest rate	4.64%
Investment, Identifier [Axis]: CORPORATE BONDS | TOYOTA AUTO RECEIVABLES 2025-A OWNER TRU | TOYOTA AUTO RECEIVABLES 2025-A OWNER TRUST 4.64% 0 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	291,000
Asset held for investment	$ 294,131
Investment interest rate	4.64%
Investment, Identifier [Axis]: CORPORATE BONDS | TOYOTA AUTO RECEIVABLES 2025-B OWNER TR | TOYOTA AUTO RECEIVABLES 2025-B OWNER TR 4.49% 06/17/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,393,000
Asset held for investment	$ 1,414,026
Investment interest rate	4.49%
Investment, Identifier [Axis]: CORPORATE BONDS | TPMT 19-1 A1 3.75% 2/25/58 | TOWD PT MTG TR 2019-1 3.75% 03/25/2058 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	172,767
Asset held for investment	$ 168,833
Investment interest rate	3.75%
Investment, Identifier [Axis]: CORPORATE BONDS | TRANSCANADA TRUST | TRANSCANADA TRUST 5.3%/VAR 03/15/2077
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,925,000
Asset held for investment	$ 1,924,849
Investment interest rate	5.30%
Investment, Identifier [Axis]: CORPORATE BONDS | TRANSCANADA TRUST | TRANSCANADA TRUST 5.5%/VAR 09/15/2079
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,200,000
Asset held for investment	$ 1,190,976
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | TRANSCANADA TRUST | TRANSCANADA TRUST 5.875%/VAR 08/15/2076
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	750,000
Asset held for investment	$ 750,918
Investment interest rate	5.88%
Investment, Identifier [Axis]: CORPORATE BONDS | TRANSCANADA | TRANSCANADA TRUST 5.3%/VAR 03/15/2077
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	625,000
Asset held for investment	$ 624,951
Investment interest rate	5.30%
Investment, Identifier [Axis]: CORPORATE BONDS | TRANSCANADA | TRANSCANADA TRUST 5.875%/VAR 08/15/2076
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	850,000
Asset held for investment	$ 851,040
Investment interest rate	5.88%
Investment, Identifier [Axis]: CORPORATE BONDS | TRINITAS CLO IX LTD | TRINITAS CLO IX LTD TSFR3M+ 01/20/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	86,821
Asset held for investment	$ 86,829
Investment interest rate	5.08%
Investment, Identifier [Axis]: CORPORATE BONDS | TRINITAS CLO VI LTD / TRINITAS CLO VI LL | TRINITAS CLO VI LTD / TRINITAS CLO VI LLC 2017-6A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,190,000
Asset held for investment	$ 1,190,822
Investment interest rate	5.23%
Investment, Identifier [Axis]: CORPORATE BONDS | TRINITAS CLO VII LTD | TRINITAS CLO VII LTD 17-7A A1R2 TSFR3M+106 01/25/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,460,000
Asset held for investment	$ 1,457,073
Investment interest rate	4.92%
Investment, Identifier [Axis]: CORPORATE BONDS | The Ford Credit Floorplan Master Owner Trust | FORD CR FLOORPLN MAST OWN TR 2023-1 C 5.75% 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	400,000
Asset held for investment	$ 401,815
Investment interest rate	5.75%
Investment, Identifier [Axis]: CORPORATE BONDS | The Ford Credit Floorplan Master Owner Trust | FORD CR FLOORPLN MAST OWN TR 2023-1 D 6.62% 05/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	485,000
Asset held for investment	$ 488,374
Investment interest rate	6.62%
Investment, Identifier [Axis]: CORPORATE BONDS | The Ford Credit Floorplan Master Owner Trust | FORD CR FLOORPLN MAST OWN TR A 5.48% 04/15/2029 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	440,000
Asset held for investment	$ 447,114
Investment interest rate	5.48%
Investment, Identifier [Axis]: CORPORATE BONDS | UBER TECHNOLOGIES INC | UBER TECHNOLOGIES INC 4.5% 08/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,384,000
Asset held for investment	$ 1,384,170
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | UBS GROUP AG | UBS GROUP AG 3.091%/VAR 05/14/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 324,720
Investment interest rate	3.09%
Investment, Identifier [Axis]: CORPORATE BONDS | UBS GROUP AG | UBS GROUP AG 5.959%/VAR 01/12/2034 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,750,000
Asset held for investment	$ 1,864,975
Investment interest rate	5.96%
Investment, Identifier [Axis]: CORPORATE BONDS | UBS GROUP AG | UBS GROUP AG 5.959%/VAR 01/12/2034 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,200,000
Asset held for investment	$ 1,278,840
Investment interest rate	5.96%
Investment, Identifier [Axis]: CORPORATE BONDS | UBS GROUP AG | UBS GROUP AG 6.301%/VAR 09/22/2034 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 327,255
Investment interest rate	6.30%
Investment, Identifier [Axis]: CORPORATE BONDS | UBS GROUP AG | UBS GROUP AG 6.301%/VAR 09/22/2034 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 218,170
Investment interest rate	6.30%
Investment, Identifier [Axis]: CORPORATE BONDS | ULTRAPAR INTERNATIONL SA | ULTRAPAR INTERNATIONL SA 5.25% 10/06/2026 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	825,000
Asset held for investment	$ 821,428
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | ULTRAPAR INTERNATIONL SA | ULTRAPAR INTERNATIONL SA 5.25% 10/06/2026 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	375,000
Asset held for investment	$ 373,376
Investment interest rate	5.25%
Investment, Identifier [Axis]: CORPORATE BONDS | UNASSIGNED LIVE C 213 | GMF FLOORPLAN OWNER REVOLVING TR 4.73% 11/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	335,000
Asset held for investment	$ 339,639
Investment interest rate	4.73%
Investment, Identifier [Axis]: CORPORATE BONDS | UNASSIGNED LIVE C 213 | GMF FLOORPLAN OWNER REVOLVING TR 4.98% 11/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	810,000
Asset held for investment	$ 820,783
Investment interest rate	4.98%
Investment, Identifier [Axis]: CORPORATE BONDS | UNASSIGNED LIVE C 213 | GMF FLOORPLAN OWNER REVOLVING TR 5.73% 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	560,000
Asset held for investment	$ 563,583
Investment interest rate	5.73%
Investment, Identifier [Axis]: CORPORATE BONDS | UNICREDIT SPA | UNICREDIT SPA 5.459%/VAR 06/30/2035 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 356,760
Investment interest rate	5.46%
Investment, Identifier [Axis]: CORPORATE BONDS | UNICREDIT SPA | UNICREDIT SPA 5.459%/VAR 06/30/2035 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 509,657
Investment interest rate	5.46%
Investment, Identifier [Axis]: CORPORATE BONDS | UNICREDIT SPA | UNICREDIT SPA 7.296%/VAR 04/02/2034 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,075,000
Asset held for investment	$ 2,224,885
Investment interest rate	7.30%
Investment, Identifier [Axis]: CORPORATE BONDS | UNICREDIT SPA | UNICREDIT SPA 7.296%/VAR 04/02/2034 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,100,000
Asset held for investment	$ 1,179,457
Investment interest rate	7.30%
Investment, Identifier [Axis]: CORPORATE BONDS | UNION PAC RR CO | TRANSCANADA TRUST 5.5%/VAR 09/15/2079
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,000
Asset held for investment	$ 694,736
Investment interest rate	5.50%
Investment, Identifier [Axis]: CORPORATE BONDS | UNITED TECHNOLOGIES CORP | RTX CORP 6% 03/15/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 296,217
Investment interest rate	6.00%
Investment, Identifier [Axis]: CORPORATE BONDS | UNITED TECHNOLOGIES CORP | RTX CORP 6% 03/15/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 188,502
Investment interest rate	6.00%
Investment, Identifier [Axis]: CORPORATE BONDS | UNITED TECHNOLOGIES CORP | RTX CORP 6.1% 03/15/2034 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 300,876
Investment interest rate	6.10%
Investment, Identifier [Axis]: CORPORATE BONDS | UNITED TECHNOLOGIES CORP | RTX CORP 6.1% 03/15/2034 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 218,819
Investment interest rate	6.10%
Investment, Identifier [Axis]: CORPORATE BONDS | UNITED TECHNOLOGIES CORP | RTX CORP 6.7% 08/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	533,000
Asset held for investment	$ 564,778
Investment interest rate	6.70%
Investment, Identifier [Axis]: CORPORATE BONDS | UNITED TECHNOLOGIES CORP | RTX CORP 7% 11/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	508,000
Asset held for investment	$ 543,651
Investment interest rate	7.00%
Investment, Identifier [Axis]: CORPORATE BONDS | UNUMPROVIDENT CORP | UNUM GROUP 6.75% 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	75,000
Asset held for investment	$ 79,641
Investment interest rate	6.75%
Investment, Identifier [Axis]: CORPORATE BONDS | UPJOHN INC | VIATRIS INC 2.3% 06/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	680,000
Asset held for investment	$ 660,527
Investment interest rate	2.30%
Investment, Identifier [Axis]: CORPORATE BONDS | US BANCORP DEL (NEW) | US BANCORP DEL 4.548%/VAR 07/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	780,000
Asset held for investment	$ 786,464
Investment interest rate	4.55%
Investment, Identifier [Axis]: CORPORATE BONDS | USCLN 2023-1 | USCLN 2023-1 6.789% 08/25/2032 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	53,943
Asset held for investment	$ 54,495
Investment interest rate	6.79%
Investment, Identifier [Axis]: CORPORATE BONDS | UTAH ACQUISITION SUB INC | UTAH ACQUISITION SUB INC 3.95% 06/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	914,000
Asset held for investment	$ 911,933
Investment interest rate	3.95%
Investment, Identifier [Axis]: CORPORATE BONDS | VALERO ENERGY CORP NEW | VALERO ENERGY CORP 5.15% 02/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	270,000
Asset held for investment	$ 277,865
Investment interest rate	5.15%
Investment, Identifier [Axis]: CORPORATE BONDS | VAR ENERGI ASA | VAR ENERGI ASA 5% 05/18/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	845,000
Asset held for investment	$ 851,810
Investment interest rate	5.00%
Investment, Identifier [Axis]: CORPORATE BONDS | VERD 2025-1A A2 | VERD 2025-1A A2 4.85% 03/13/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	340,752
Asset held for investment	$ 342,342
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | VERD 2025-1A A2 | VERD 2025-1A B A2 5.37% 05/12/2033 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 102,717
Investment interest rate	5.37%
Investment, Identifier [Axis]: CORPORATE BONDS | VERDANT RECEIVABLES 2023-1 LLC | VERDANT RECEIVABLES 2023-1 LLC 6.24% 01/13/2031 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	246,104
Asset held for investment	$ 250,451
Investment interest rate	6.24%
Investment, Identifier [Axis]: CORPORATE BONDS | VERDANT RECEIVABLES 2024-1 LLC | VERDANT RECEIVABLES 2024-1 LLC 5.68% 12/12/2031 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	134,581
Asset held for investment	$ 137,270
Investment interest rate	5.68%
Investment, Identifier [Axis]: CORPORATE BONDS | VERISK ANALYTICS INC | VERISK ANALYTICS INC 4.5% 08/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	850,000
Asset held for investment	$ 856,431
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | VERIZON COMMUNICATIONS INC | VERIZON COMMUNICATIONS INC 2.1% 03/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,260,000
Asset held for investment	$ 1,209,725
Investment interest rate	2.10%
Investment, Identifier [Axis]: CORPORATE BONDS | VERIZON COMMUNICATIONS INC | VERIZON COMMUNICATIONS INC 2.55% 03/21/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	275,000
Asset held for investment	$ 251,128
Investment interest rate	2.55%
Investment, Identifier [Axis]: CORPORATE BONDS | VERIZON COMMUNICATIONS INC | VERIZON COMMUNICATIONS INC 4.75% 01/15/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	605,000
Asset held for investment	$ 604,526
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | VERIZON COMMUNICATIONS INC | VERIZON COMMUNICATIONS INC 4.75% 01/15/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 499,608
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | VERIZON COMMUNICATIONS INC | VERIZON COMMUNICATIONS INC 4.75% 01/15/2033 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,000
Asset held for investment	$ 149,883
Investment interest rate	4.75%
Investment, Identifier [Axis]: CORPORATE BONDS | VERIZON MASTER TRUST 2021-1 A | VERIZON MASTER TRUST 4.42% 08/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,080,000
Asset held for investment	$ 1,085,049
Investment interest rate	4.42%
Investment, Identifier [Axis]: CORPORATE BONDS | VISTRA OPERATIONS CO LLC | VISTRA OPERATIONS CO LLC 5.05% 12/30/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	531,000
Asset held for investment	$ 534,788
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | VMWARE LLC | UNION PAC RR CO 2006 1 PT TR 5.866% 07/02/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,509
Asset held for investment	$ 28,617
Investment interest rate	5.87%
Investment, Identifier [Axis]: CORPORATE BONDS | VODAFONE GROUP PLC | VODAFONE GROUP PLC USSW5+NA 04/04/2079 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,150,000
Asset held for investment	$ 1,218,209
Investment interest rate	7.00%
Investment, Identifier [Axis]: CORPORATE BONDS | VODAFONE GROUP PLC | VODAFONE GROUP PLC USSW5+NA 04/04/2079 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 635,587
Investment interest rate	7.00%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN AUTO LN ENHANCED TR 2021-1 | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-1 5.02% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	282,966
Asset held for investment	$ 284,570
Investment interest rate	5.02%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN AUTO LN ENHANCED TR 20252 | VOLKSWAGEN AUTO LN ENHANCED TR 20252 4.29% 03/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,796,000
Asset held for investment	$ 1,800,788
Investment interest rate	3.92%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025 | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-1 4.5% 08/20/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,168,000
Asset held for investment	$ 1,180,231
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025 | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-1 4.5% 08/20/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,615,000
Asset held for investment	$ 1,631,912
Investment interest rate	4.50%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN GROUP AMER FIN LLC | VOLKSWAGEN GROUP AMER FIN LLC 4.45% 09/11/2027 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	200,000
Asset held for investment	$ 200,578
Investment interest rate	4.45%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN GROUP AMER FIN LLC | VOLKSWAGEN GROUP AMER FIN LLC 4.85% 08/15/2027 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,045,000
Asset held for investment	$ 1,054,940
Investment interest rate	4.85%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN GROUP AMER FIN LLC | VOLKSWAGEN GROUP AMER FIN LLC 5.05% 03/27/2028 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	470,000
Asset held for investment	$ 477,085
Investment interest rate	5.05%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN GROUP AMER FIN LLC | VOLKSWAGEN GROUP AMER FIN LLC 5.7% 09/12/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	795,000
Asset held for investment	$ 803,265
Investment interest rate	5.70%
Investment, Identifier [Axis]: CORPORATE BONDS | VOLKSWAGEN GROUP AMER FIN LLC | VOLKSWAGEN GROUP AMER FIN LLC 6% 11/16/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	595,000
Asset held for investment	$ 604,600
Investment interest rate	6.00%
Investment, Identifier [Axis]: CORPORATE BONDS | WASTE MANAGEMENT INC DEL | WASTE MANAGEMENT INC DEL 3.875% 01/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,200,000
Asset held for investment	$ 1,198,245
Investment interest rate	3.88%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLFLEET CLO 2021-1 LTD | WELLFLEET CLO 2021-1 LTD BR TSFR3M+165 04/20/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,180,000
Asset held for investment	$ 1,180,832
Investment interest rate	5.53%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 2.393%/VAR 06/02/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	800,000
Asset held for investment	$ 781,675
Investment interest rate	2.39%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 2.393%/VAR 06/02/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 244,273
Investment interest rate	2.39%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 2.572%/VAR 02/11/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 513,692
Investment interest rate	2.57%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.1% 06/03/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 500,046
Investment interest rate	4.10%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.1% 06/03/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	445,000
Asset held for investment	$ 445,041
Investment interest rate	4.10%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.3% 07/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,275,000
Asset held for investment	$ 1,279,970
Investment interest rate	4.30%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.808%/VAR 07/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 227,519
Investment interest rate	4.81%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.897%/VAR 07/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 609,333
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.9%/VAR 01/24/2028 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,105,000
Asset held for investment	$ 1,114,302
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.9%/VAR 01/24/2028 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	225,000
Asset held for investment	$ 226,894
Investment interest rate	4.90%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 4.97%/VAR 04/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,325,000
Asset held for investment	$ 2,368,278
Investment interest rate	4.97%
Investment, Identifier [Axis]: CORPORATE BONDS | WELLS FARGO & CO | WELLS FARGO & CO NEW 5.198%/VAR 01/23/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	575,000
Asset held for investment	$ 592,164
Investment interest rate	5.20%
Investment, Identifier [Axis]: CORPORATE BONDS | WESTERN UNION CO/THE | WESTERN UN CO 1.35% 03/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,113,000
Asset held for investment	$ 2,099,688
Investment interest rate	1.35%
Investment, Identifier [Axis]: CORPORATE BONDS | WHEELS FLEET LEASE FUNDING 1 LLC | WHEELS FLEET LEASE FUNDING 1 LLC 25 3A-C 4.79% 09/18/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	440,000
Asset held for investment	$ 439,951
Investment interest rate	4.79%
Investment, Identifier [Axis]: CORPORATE BONDS | WHEELS FLEET LEASE FUNDING 1 LLC | WHEELS FLEET LEASE FUNDING 1 LLC 25-3A A1 0% 09/18/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	325,000
Asset held for investment	$ 325,902
Investment interest rate	4.08%
Investment, Identifier [Axis]: CORPORATE BONDS | WILLIAMS COS INC | WILLIAMS COS INC 4.625% 06/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	840,000
Asset held for investment	$ 848,221
Investment interest rate	4.63%
Investment, Identifier [Axis]: CORPORATE BONDS | WILLIAMS COS INC | WILLIAMS COS INC 4.8% 11/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	505,000
Asset held for investment	$ 514,628
Investment interest rate	4.80%
Investment, Identifier [Axis]: CORPORATE BONDS | WILLIAMS COS INC | WILLIAMS COS INC 5.4% 03/02/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,610,000
Asset held for investment	$ 1,613,507
Investment interest rate	5.40%
Investment, Identifier [Axis]: CORPORATE BONDS | WINGSPIRE EQUIP FIN 2025-1 LLC | WINGSPIRE EQUIP FIN 2025-1A A2 LLC 4.33% 09/20/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 100,167
Investment interest rate	4.33%
Investment, Identifier [Axis]: CORPORATE BONDS | WINGSPIRE EQUIP FIN 2025-1 LLC | WINGSPIRE EQUIPMENT FINANCE 2025-1A C LLC 4.76% 09/20/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	100,000
Asset held for investment	$ 100,211
Investment interest rate	4.76%
Investment, Identifier [Axis]: CORPORATE BONDS | WOODSIDE FIN LTD | WOODSIDE FIN LTD 3.7% 09/15/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	356,000
Asset held for investment	$ 354,637
Investment interest rate	3.70%
Investment, Identifier [Axis]: CORPORATE BONDS | WORKDAY INC | WORKDAY INC 3.5% 04/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	435,000
Asset held for investment	$ 432,371
Investment interest rate	3.50%
Investment, Identifier [Axis]: CORPORATE BONDS | WORLD OMNI SELECT AUTO TR 2023-A | WORLD OMNI SELECT AUTO TR 2023-A 5.87% 08/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	210,000
Asset held for investment	$ 211,136
Investment interest rate	5.87%
Investment, Identifier [Axis]: CORPORATE BONDS | ZAXBY'S FUNDING LLC | ZAXBY'S FUNDING LLC 21-1A A2 3.238% 07/30/2051 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	943,138
Asset held for investment	$ 890,331
Investment interest rate	3.24%
Investment, Identifier [Axis]: FOREIGN GOVERNMENT DEBT SECURITIES | REPUBLIC OF COLOMBIA | COLOMBIA REPUBLIC OF 7.37 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 554,400
Investment interest rate	7.38%
Investment, Identifier [Axis]: FOREIGN GOVERNMENT DEBT SECURITIES | REPUBLIC OF COLOMBIA | COLOMBIA REPUBLIC OF 7.37 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 475,200
Investment interest rate	7.38%
Investment, Identifier [Axis]: FOREIGN GOVERNMENT DEBT SECURITIES | REPUBLIC OF COLOMBIA | COLOMBIA REPUBLIC OF 7.75 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	650,000
Asset held for investment	$ 677,463
Investment interest rate	7.75%
Investment, Identifier [Axis]: FOREIGN GOVERNMENT DEBT SECURITIES | REPUBLIC OF COLOMBIA | COLOMBIA REPUBLIC OF 7.75 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 260,562
Investment interest rate	7.75%
Investment, Identifier [Axis]: MUTUAL AND REGISTERED INVESTMENT FUNDS | AMERICAN FUNDS EUROPACIFIC GROWTH R6 | EURO PACIFIC GROWTH FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	$ 111,706,830
Investment, Identifier [Axis]: MUTUAL AND REGISTERED INVESTMENT FUNDS | DREYFUS TRS PRIME;INST | DREYFUS TRS PRIME;INST
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	48,743,946
Investment, Identifier [Axis]: MUTUAL AND REGISTERED INVESTMENT FUNDS | FIDELITY TREASURY PORTFOLIO | FIDELITY INVESTMENTS MONEY MONEY PORTFOLIO
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	24,885,330
Investment, Identifier [Axis]: MUTUAL AND REGISTERED INVESTMENT FUNDS | T ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND | T ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	762,542
Investment, Identifier [Axis]: MUTUAL AND REGISTERED INVESTMENT FUNDS | VANG TREASURY MM | VANG TREASURY MONEY MARKET PORTFOLIO
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	185,183,324
Investment, Identifier [Axis]: MUTUAL AND REGISTERED INVESTMENT FUNDS | VANGUARD TREASURY MONEY MARKET INVESTOR | VANGUARD TREASURY MONEY MARKET
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	$ 9,231,764
Investment, Identifier [Axis]: PREFERRED STOCKS | CITIGROUP | CITIGROUP CAP XIII 7.875/ 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	186,480
Asset held for investment	$ 5,629,830
Dividend rate	7.875%
Par value	$ 25
Investment, Identifier [Axis]: PREFERRED STOCKS | DATABRICKS INC | DATABRICKS INC SER G PC PP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,675
Asset held for investment	$ 357,770
Investment, Identifier [Axis]: PREFERRED STOCKS | NURO INC/CA | NURO INC/CA SER C PC PP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,675
Asset held for investment	$ 183,398
Investment, Identifier [Axis]: PREFERRED STOCKS | RAPPI INC | RAPPI INC SER E PFD PERP PP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,635
Asset held for investment	$ 64,594
Investment, Identifier [Axis]: PREFERRED STOCKS | SILA NANOTECHNOLOGIES INC | SILA NANOTECHNOLOGIES INC SER F 0% PC PP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,451
Asset held for investment	$ 336,906
Dividend rate	0.00%
Investment, Identifier [Axis]: PREFERRED STOCKS | WAYMO LLC | WAYMO LLC SER A2 0% PC PERP P/P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,674
Asset held for investment	$ 125,500
Dividend rate	0.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ANGEL OAK MORTGAGE TRUST 2022-6 | ANGEL OAK MORTGAGE TRUST 2022-6 4.3% 07/25/2067 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,390,162
Asset held for investment	$ 1,382,227
Investment interest rate	4.30%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ANGEL OAK MORTGAGE TRUST 2023-3 | ANGEL OAK MORTGAGE TRUST 2023-3 4.8% 09/26/2067 14
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,210,309
Asset held for investment	$ 1,206,731
Investment interest rate	4.80%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ANGEL OAK MORTGAGE TRUST LLC | ANGEL OAK MORTGAGE TRUST LLC VAR 01/25/2067 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	901,542
Asset held for investment	$ 869,637
Investment interest rate	3.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ANGEL OAK MTG TR 2021-6 | ANGEL OAK MTG TR 2021-6 1.581% 09/25/2066 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	518,738
Asset held for investment	$ 445,392
Investment interest rate	1.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ANGEL OAK MTG TR 2022-1 | ANGEL OAK MTG TR 2022-1 VAR 12/25/2066 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	360,767
Asset held for investment	$ 344,162
Investment interest rate	2.88%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ANGEL OAK MTG TR 2025-5 | ANGEL OAK MTG TR 2025-5 5.573% 04/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,388,452
Asset held for investment	$ 1,401,451
Investment interest rate	5.57%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BANK 2024-BNK47 | BANK 2024-BNK47 A1 5.523% 06/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	119,690
Asset held for investment	$ 122,184
Investment interest rate	5.52%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BANK5 2024-5YR11 | BANK5 2024-5YR11 AS 6.139% 11/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	485,000
Asset held for investment	$ 507,399
Investment interest rate	6.14%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BANK5 2024-5YR12 | BANK5 2024-5YR12 5.902% 12/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	830,000
Asset held for investment	$ 873,269
Investment interest rate	5.90%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BANK5 2024-5YR12 | BANK5 2024-5YR12 AS VAR 12/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	350,000
Asset held for investment	$ 366,191
Investment interest rate	6.12%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BANK5 2024-5YR9 | BANK5 2024-5YR9 4.8894% 08/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	533,000
Asset held for investment	$ 538,704
Investment interest rate	4.89%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BENCHMARK 2023-B39 C MTG TR | BENCHMARK 2023-B39 C MTG TR 6.03532% 07/15/2056
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	117,142
Asset held for investment	$ 118,502
Investment interest rate	6.04%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BENCHMARK 2024-V11 MTG TR | BENCHMARK 2024-V11 AM MTG TR 6.201% 11/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	415,000
Asset held for investment	$ 434,000
Investment interest rate	6.20%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BENCHMARK 2024-V6 MTG TR | BENCHMARK 2024-V6 MTG TR 5.56775% 03/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	79,984
Asset held for investment	$ 80,581
Investment interest rate	5.57%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BENCHMARK 2025-B41 MTG TR | BENCHMARK 2025-B41 MTG TR 4.40064% 07/15/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	119,392
Asset held for investment	$ 119,837
Investment interest rate	4.40%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BINOM SECURITIZATION TRUST 2021-INV1 | BINOM SECURITIZATION TRUST 2021-INV1 A2 2.37% 06/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	330,723
Asset held for investment	$ 309,375
Investment interest rate	2.37%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BINOM SECURITIZATION TRUST 2021-INV1 | BINOM SECURITIZATION TRUST 2021-INV1 A3 2.625% 06/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	102,638
Asset held for investment	$ 96,183
Investment interest rate	2.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BMARK 2024-V8 | BMARK 2024-V8 5.514% 07/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	273,980
Asset held for investment	$ 278,819
Investment interest rate	5.51%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BMO 2024-5C4 MTG TR | BMO 2024-5C4 MTG TR VAR 05/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	670,000
Asset held for investment	$ 711,166
Investment interest rate	6.53%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BMO 2024-C8 A1 | BMO 2024-C8 A1 5.54224% 03/15/2057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	178,828
Asset held for investment	$ 180,631
Investment interest rate	5.54%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX 2025-VOLT | BX 2025-VOLT A VAR 12/15/2044 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	670,000
Asset held for investment	$ 670,417
Investment interest rate	5.45%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX 2025-VOLT | BX 2025-VOLT B TSFR1M+210 12/15/2044 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	910,000
Asset held for investment	$ 912,828
Investment interest rate	5.85%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX COML MTG TR 2024-GPA3 | BX COML MTG TR 2024-GPA3 TSFR1M+164.233 12/15/2039
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	405,343
Asset held for investment	$ 406,221
Investment interest rate	5.39%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX COML MTG TR 2024-MDHS | BX COML MTG TR 2024-MDHS 6.8415% 05/15/2041 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	577,192
Asset held for investment	$ 578,083
Investment interest rate	5.39%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX COML MTG TR 2024-MDHS | BX COML MTG TR 2024-MDHS TSFR1M+184.1 05/15/2041 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	577,192
Asset held for investment	$ 578,441
Investment interest rate	5.59%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX COML MTG TR 2024-SLCT | BX COML MTG TR 2024-SLCT TSFR1M+239.195 01/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	760,000
Asset held for investment	$ 758,781
Investment interest rate	6.14%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX COML MTG TR 2024-SLCT | BX COMMERCIAL MORTGAGE TRUST 2024-SLCT TSFR1M+ 01/
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	295,000
Asset held for investment	$ 294,816
Investment interest rate	5.54%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX TRUST 2023-LIFE | BX TRUST 2023-LIFE 5.3908% 02/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,685,000
Asset held for investment	$ 1,655,658
Investment interest rate	5.39%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | BX TRUST 2025-GW | BX TRUST 2025-GW A TSFR1M+160 07/15/2042 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	395,000
Asset held for investment	$ 395,740
Investment interest rate	5.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CALIFORNIA ST | CA ST 7.3% 10/01/39 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 698,264
Investment interest rate	7.30%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CALIFORNIA ST | CA ST 7.3% 10/01/39 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	550,000
Asset held for investment	$ 640,075
Investment interest rate	7.30%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CALIFORNIA ST | CA ST 7.35% 11/1/39
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	175,000
Asset held for investment	$ 204,528
Investment interest rate	7.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CALIFORNIA ST | CA ST 7.5% 4/1/34
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	750,000
Asset held for investment	$ 874,994
Investment interest rate	7.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CALIFORNIA ST | CA ST 7.55% 4/1/39
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	250,000
Asset held for investment	$ 303,394
Investment interest rate	7.55%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CD 2017-CD6 MTG TR | CD 2017-CD6 MTG TR 2017-CD6 A5 3.456% 11/13/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,526,462
Asset held for investment	$ 1,507,617
Investment interest rate	3.46%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CENT TRUST 2025-CITY | CENT TRUST 2025-CITY A VAR 07/10/2040 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	690,000
Asset held for investment	$ 698,963
Investment interest rate	4.92%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CIM TR 2021-R6 | CIM TR 2021-R6 1.425% 07/25/2061 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	107,175
Asset held for investment	$ 99,449
Investment interest rate	1.43%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CITIGROUP COML MTG TR 2017-P7 | CGCMT 2017-P7 A4 3.712% 04/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,544,000
Asset held for investment	$ 1,530,723
Investment interest rate	3.71%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | COLT 2024-6 MORTGAGE LOAN TRUST | COLT 2024-6 MORTGAGE LOAN TRUST 5.644% 11/25/2069
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	743,868
Asset held for investment	$ 749,533
Investment interest rate	5.64%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | COLT 2024-INV4 MTG LN TR | COLT 2024-INV4 A3 MORTGAGE LOAN TRUST VAR 05/25/2069
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	740,265
Asset held for investment	$ 749,314
Investment interest rate	6.11%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | COLT 2025-10 MTG LN TR | COLT 2025-10 A1F MTG LN TR VAR 10/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	741,298
Asset held for investment	$ 740,670
Investment interest rate	5.07%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | COLT 2025-4 A2 | COLT 2025-4 A2 A1 VAR 04/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	287,652
Asset held for investment	$ 291,848
Investment interest rate	5.79%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | COMM 2014-CCRE15 MTG TR VAR 02/10/2047 | COMM 2014-CCRE15 MTG TR VAR 02/10/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	205,436
Asset held for investment	$ 202,069
Investment interest rate	3.88%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CONNECTICUT AVE SECS TR 2025-R06 | CONNECTICUT AVE SECS TR 2025-R06 SOFR30A+95 09/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	388,622
Asset held for investment	$ 388,621
Investment interest rate	4.82%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CONNECTICUT AVENUE SECURITIES TRUST 2024 | CONNECTICUT AVENUE SECURITIES TRUST 2024-R06 1A1 S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,156,296
Asset held for investment	$ 1,159,962
Investment interest rate	5.02%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CONNECTICUT AVENUE SECURITIES TRUST 2025 | CONNECTICUT AVENUE SECURITIES TRUST 2025-R03 SOFR3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	247,023
Asset held for investment	$ 248,300
Investment interest rate	5.32%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | CSAIL 2020-C19 COMMERCIAL MORTGAGE TRUST | CSAIL 2020-C19 COMMERCIAL MORTGAGE TRUST 1.2955% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	141,167
Asset held for investment	$ 129,312
Investment interest rate	1.30%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | DOLP TR 2021-NYC | DOLP TR 2021-NYC 2.956% 05/10/2041 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	875,000
Asset held for investment	$ 786,751
Investment interest rate	2.96%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFFICIENT POWER CONVERSION CORP | FHLG 30YR 6% 05/01/2055#QY2115
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	37,790
Asset held for investment	$ 39,074
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFMT 2024-INV2 | EFMT 2024-INV2 5.035% 10/25/2069 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	615,520
Asset held for investment	$ 616,873
Investment interest rate	5.04%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFMT 2024-INV2 | EFMT 2024-INV2 5.289% 10/25/2069 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	352,955
Asset held for investment	$ 353,941
Investment interest rate	5.29%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFMT 2025-INV2 | EFMT 2025-INV2 5.387% 05/26/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	283,356
Asset held for investment	$ 285,642
Investment interest rate	5.39%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFMT 2025-INV4 | EFMT 2025-INV4 A1F VAR 10/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	289,457
Asset held for investment	$ 289,221
Investment interest rate	5.07%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFMT 2025-INV5 | EFMT 2025-INV5 A1 5.077% 12/01/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	450,000
Asset held for investment	$ 450,753
Investment interest rate	5.08%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFMT 2025-NQM5 | EFMT 2025-NQM5 A1 VAR 11/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	117,897
Asset held for investment	$ 117,967
Investment interest rate	5.03%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | EFMT 2025-NQM6 | EFMT 2025-NQM6 A1 VAR 12/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	595,000
Asset held for investment	$ 595,275
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ELLINGTON FINANCIAL MORTGAGE TRUST 2021- | ELLINGTON FINANCIAL MORTGAGE TRUST 2021-3 A3 1.55%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	557,173
Asset held for investment	$ 472,085
Investment interest rate	1.55%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FANNIE MAE OR FREDDIE MA | FANNIE MAE OR 30YR 5.5% 09/01/2055#CC1020
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,200,636
Asset held for investment	$ 1,225,640
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FANNIE MAE | FANNIEMAE ARM 5.094% 06/01/2055#BM7753
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,243,129
Asset held for investment	$ 1,261,710
Investment interest rate	5.09%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FED HOME LOAN MTG CORP - GOLD SOFR30A+72.448 09/15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	439,891
Asset held for investment	$ 436,145
Investment interest rate	4.71%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FEDERAL HOME LN MTG 30YR 4.5% 10/46#CC2046
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	72,528
Asset held for investment	$ 72,681
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 15YR 3% 01/01/2033#ZS7930
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	190,898
Asset held for investment	$ 186,313
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 15YR 3% 11/01/2034#SB0222
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	64,003
Asset held for investment	$ 62,360
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 15YR 4.5% 06/01/2026#G14694
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	77
Asset held for investment	$ 77
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 3.5% 10/01/2035#C91853
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	110,208
Asset held for investment	$ 108,415
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 4% 04/01/2034#ZS9057
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	141,005
Asset held for investment	$ 141,579
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 4.0% 10/01/2031#C91402
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,385
Asset held for investment	$ 40,277
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 4.5% 07/01/2032#G30689
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	106,212
Asset held for investment	$ 106,918
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 4.5% 12/01/2030#C91349
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	35,363
Asset held for investment	$ 35,611
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 6.5% 01/01/2027#G30317
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,768
Asset held for investment	$ 2,779
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 6.5% 09/01/2027#C91109
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,332
Asset held for investment	$ 11,456
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 20YR 6.5% 12/01/2026#C91008
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	288
Asset held for investment	$ 290
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 07/01/2050#RA2958
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,198,834
Asset held for investment	$ 988,386
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 07/01/2050#RA3053 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,388,349
Asset held for investment	$ 1,144,633
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 07/01/2050#RA3053 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	499,902
Asset held for investment	$ 412,147
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 08/01/2050#RA3404
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,350,486
Asset held for investment	$ 3,593,583
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 09/01/2050#RA3454
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	511,771
Asset held for investment	$ 420,973
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 11/01/2050#SD0513
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,297,957
Asset held for investment	$ 2,719,021
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 12/01/2050#RA4119 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,720,919
Asset held for investment	$ 3,898,092
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2% 12/01/2050#RA4119 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,317,881
Asset held for investment	$ 1,088,182
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2.5% 01/01/2052#RA6623
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	892,387
Asset held for investment	$ 766,746
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2.5% 05/01/2052#SD8212
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	464,074
Asset held for investment	$ 394,240
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2.5% 11/01/2050#SD7530 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,878,518
Asset held for investment	$ 9,380,907
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 2.5% 11/01/2050#SD7530 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,329,321
Asset held for investment	$ 1,146,317
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3% 03/01/2053#SL2622
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	858,398
Asset held for investment	$ 761,086
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3% 05/01/2052#SD1080
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	593,727
Asset held for investment	$ 530,316
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3% 06/01/2052#SD8220
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,079,976
Asset held for investment	$ 957,882
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 04/01/2052#QE0768
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	680,942
Asset held for investment	$ 630,631
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 04/01/2052#RA7063 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,832,128
Asset held for investment	$ 3,548,994
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 04/01/2052#RA7063 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,847,246
Asset held for investment	$ 2,636,879
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 05/01/2052#QE2001
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	443,421
Asset held for investment	$ 410,659
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 05/01/2052#QE2008
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,552,566
Asset held for investment	$ 2,381,520
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 05/01/2052#SD8214 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,830,915
Asset held for investment	$ 1,695,639
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 05/01/2052#SD8214 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,485,145
Asset held for investment	$ 2,301,531
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 06/01/2052#SD1933
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,573,171
Asset held for investment	$ 2,394,311
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 06/52#SD8221
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,541,681
Asset held for investment	$ 1,427,775
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 07/01/2052#QE7330
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,662,233
Asset held for investment	$ 2,477,183
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 07/01/2052#RA7656
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,789,908
Asset held for investment	$ 4,456,964
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 07/01/2052#SD3139 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,184,516
Asset held for investment	$ 1,096,999
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 07/01/2052#SD3139 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	834,155
Asset held for investment	$ 772,524
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 08/01/2052#QE7119
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,637,405
Asset held for investment	$ 2,454,081
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 3.5% 08/01/2052#SD1546
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	831,742
Asset held for investment	$ 774,968
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4% 03/01/2046#Q39499
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	994,351
Asset held for investment	$ 965,367
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4% 09/01/2052#SD8244 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,354,094
Asset held for investment	$ 5,106,514
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4% 09/01/2052#SD8244 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,025,513
Asset held for investment	$ 4,793,127
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4% 10/01/2052#SD8256
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,540,739
Asset held for investment	$ 6,234,199
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4% 11/01/2047#G61220
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	126,836
Asset held for investment	$ 123,138
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4% 12/49#RA1906
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,930
Asset held for investment	$ 26,909
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 01/01/2054#SD6706 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,145,763
Asset held for investment	$ 2,101,730
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 01/01/2054#SD6706 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	989,856
Asset held for investment	$ 969,543
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 02/01/2053#SD8298
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	361,964
Asset held for investment	$ 354,988
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 02/01/2055#SD8504 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	630,348
Asset held for investment	$ 615,640
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 02/01/2055#SD8504 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	414,174
Asset held for investment	$ 404,510
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 02/45#G60034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	84,109
Asset held for investment	$ 84,035
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 03/01/2042#G07107
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	62,016
Asset held for investment	$ 62,170
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 03/01/2044#G07686
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	47,285
Asset held for investment	$ 47,240
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 03/47#G61030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	305,473
Asset held for investment	$ 305,078
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 03/47#G61080
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,012,683
Asset held for investment	$ 1,014,621
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 04/01/2047#V83157
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	169,345
Asset held for investment	$ 168,716
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 05/01/2041#G06447 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	119,554
Asset held for investment	$ 119,878
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 05/01/2041#G06447 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	103,287
Asset held for investment	$ 103,567
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 05/01/2042#G60342
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	233,562
Asset held for investment	$ 234,140
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 07/01/2041#G07504
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,933
Asset held for investment	$ 29,005
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 08/01/2044#G07892
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	196,262
Asset held for investment	$ 196,108
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 08/01/2044#G07943
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	177,158
Asset held for investment	$ 177,028
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 09/01/2041#G07568
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	150,963
Asset held for investment	$ 151,312
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 09/01/2052#SD8245
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,258,645
Asset held for investment	$ 2,215,825
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 10/01/2040#A94663
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,688
Asset held for investment	$ 12,718
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 11/01/2043#G07598
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	92,557
Asset held for investment	$ 92,790
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 11/01/2045#G60480
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	116,657
Asset held for investment	$ 116,537
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 11/01/2052#SD8266
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	743,157
Asset held for investment	$ 729,068
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 12/01/2043#G07612
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,834
Asset held for investment	$ 33,820
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 4.5% 12/01/2052#SD8275
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,027,190
Asset held for investment	$ 1,007,716
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5% 04/01/2040#A91947
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,361
Asset held for investment	$ 1,390
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5% 06/01/2040#A92485
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,770
Asset held for investment	$ 13,040
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5% 06/01/2055#SL3158
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,063
Asset held for investment	$ 26,103
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5% 07/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	154
Asset held for investment	$ 156
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5% 10/01/2054#RJ2660
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	757,842
Asset held for investment	$ 760,255
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5% 12/01/2041#ZS3941
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,433
Asset held for investment	$ 30,015
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5.0% 07/01/2040#A93101
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,082
Asset held for investment	$ 9,274
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5.0% 08/01/2035#G08072
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,408
Asset held for investment	$ 15,720
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5.5% 04/01/2055#SL0876
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,125,090
Asset held for investment	$ 1,145,251
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5.5% 06/01/2037#H09204
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,088
Asset held for investment	$ 3,176
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 5.5% 07/01/2055#SL1856
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	568,143
Asset held for investment	$ 578,200
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6% 02/01/2055#SL0205
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	259,128
Asset held for investment	$ 267,077
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6% 06/01/2055#QY4616
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	148,864
Asset held for investment	$ 153,518
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6% 08/01/2038#A81039
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,437
Asset held for investment	$ 4,694
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6% 08/01/2055#RJ4695
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,249,211
Asset held for investment	$ 2,322,519
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6% 10/01/2054#SD6767
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	574,496
Asset held for investment	$ 593,669
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6% 10/01/2054#SD7360
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	468,498
Asset held for investment	$ 484,939
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6% 12/01/2054#QX1253
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,291
Asset held for investment	$ 33,301
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6.0% 09/01/2034#A26586
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,008
Asset held for investment	$ 1,053
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6.5% 09/01/2054#QJ5643
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,518
Asset held for investment	$ 86,890
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 6.5% 12/01/2054#QX0557
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	46,029
Asset held for investment	$ 47,785
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 7% 03/39#G62030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,321
Asset held for investment	$ 20,501
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 7% 04/01/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	119
Asset held for investment	$ 125
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 7% 11/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	610
Asset held for investment	$ 641
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 30YR 7.5% 06/38#G62031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,785
Asset held for investment	$ 18,877
Investment interest rate	7.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 4.5% 7/40 #A92792
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	44,630
Asset held for investment	$ 44,767
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.00% 11/33 #A15852
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	909
Asset held for investment	$ 925
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.00% 11/33 #A15907
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,563
Asset held for investment	$ 1,593
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.00% 11/33 #A15908
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,294
Asset held for investment	$ 1,319
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.00% 11/33 #D86309
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,078
Asset held for investment	$ 2,117
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.00% 12/35 #G01974
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	542
Asset held for investment	$ 553
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.00% 8/40 #G05955
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,551
Asset held for investment	$ 13,837
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.00% 8/40 #G05958
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	52,864
Asset held for investment	$ 53,981
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.50% 1/35 #G01749 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,387
Asset held for investment	$ 45,023
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.50% 1/35 #G01749 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,565
Asset held for investment	$ 17,190
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.50% 1/40 #G06021
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,094
Asset held for investment	$ 21,934
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.50% 10/38 #G04814
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,536
Asset held for investment	$ 14,076
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.50% 12/39 #G06020
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,645
Asset held for investment	$ 12,110
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.50% 2/40 #G05923
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,770
Asset held for investment	$ 41,357
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 5.50% 5/40 #G06209
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,222
Asset held for investment	$ 6,469
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 10/32 #C72128
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	147
Asset held for investment	$ 151
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 12/36 #G02462
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,467
Asset held for investment	$ 16,332
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 2/35 #G01777 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,612
Asset held for investment	$ 19,503
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 2/35 #G01777 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	84,302
Asset held for investment	$ 88,337
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 6/35 #G02382
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,045
Asset held for investment	$ 11,542
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 6/38 #H09203
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,753
Asset held for investment	$ 2,878
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 8/38 #G04653
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,253
Asset held for investment	$ 5,563
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.00% 9/35 #G01899
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,336
Asset held for investment	$ 6,648
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.50% 11/37 #H09117
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,065
Asset held for investment	$ 5,363
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.50% 12/31 #G01768
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,715
Asset held for investment	$ 3,865
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.50% 8/37 #A64639
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,324
Asset held for investment	$ 5,699
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.50% 9/37 #H09069 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,443
Asset held for investment	$ 6,817
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.50% 9/37 #H09069 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,411
Asset held for investment	$ 5,725
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.50% 9/37 #H09070 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,915
Asset held for investment	$ 3,092
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 6.50% 9/37 #H09070 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,150
Asset held for investment	$ 2,280
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 7.00% 6/32 #C68205
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	265
Asset held for investment	$ 282
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG 7.00% 6/32 #C68248
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	397
Asset held for investment	$ 421
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG ARM 0% 07/01/2044#2B2791
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	22,505
Asset held for investment	$ 23,222
Investment interest rate	6.26%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FED HOME LOAN MTG CORP - GOLD | FHLG ARM 2.88% 11/01/2044#2B3527
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	123,616
Asset held for investment	$ 127,519
Investment interest rate	6.10%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT 2.5% 04/25/2050 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,433,239
Asset held for investment	$ 2,133,239
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT 2.5% 04/25/2050 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,045,647
Asset held for investment	$ 1,793,434
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT 3.5% 05/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,521,189
Asset held for investment	$ 1,438,329
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT 4.6% 06/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	493,826
Asset held for investment	$ 502,507
Investment interest rate	4.60%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT 5.0% 02/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	297,174
Asset held for investment	$ 301,174
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT 5.5% 04/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,664
Asset held for investment	$ 2,663
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT CSTR 04/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,334,772
Asset held for investment	$ 16,916
Investment interest rate	0.65%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT CSTR 06/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,991,010
Asset held for investment	$ 15,492
Investment interest rate	0.72%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT CSTR 07/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,399,449
Asset held for investment	$ 37,323
Investment interest rate	0.56%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT VAR 03/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	145,617
Asset held for investment	$ 147,014
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT VAR 03/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	515,739
Asset held for investment	$ 563
Investment interest rate	1.31%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT VAR 05/25/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	194,497
Asset held for investment	$ 382
Investment interest rate	1.32%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT VAR 12/15/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	50,637
Asset held for investment	$ 50,455
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT VAR/.068895% 10/25/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,048,933
Asset held for investment	$ 269,513
Investment interest rate	0.07%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT X1 CSTR 01/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,876,271
Asset held for investment	$ 252,936
Investment interest rate	1.51%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FEDERAL HOME LN MTG MLT CTF GT X1 CSTR 01/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,427,320
Asset held for investment	$ 304,467
Investment interest rate	0.95%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FHR 2456 CJ 6.5% 6/32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,758
Asset held for investment	$ 20,644
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FSPC T-48 1A CSTR 7/33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,741
Asset held for investment	$ 25,903
Investment interest rate	4.31%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FSPC T-54 3A 7% 2/43 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	147,232
Asset held for investment	$ 155,603
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LN MTG MLT CTF GT | FSPC T-54 3A 7% 2/43 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	69,882
Asset held for investment	$ 73,855
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL HOME LOAN BANKS | FHLB 30YR 4.5% 12/01/2055#RJ5573
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	925,000
Asset held for investment	$ 905,729
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA 1ML 12/25/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	246,473
Asset held for investment	$ 244,243
Investment interest rate	4.59%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA 25-107 FA SOFR30A+7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,024,404
Asset held for investment	$ 1,021,123
Investment interest rate	4.57%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA 4.0% 02/25/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,585
Asset held for investment	$ 32,527
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA 5.5% 07/25/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,924
Asset held for investment	$ 12,092
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA 6% 04/25/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,408
Asset held for investment	$ 29,429
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA 7% 10/25/2041 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,271
Asset held for investment	$ 8,510
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA 7% 10/25/2041 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,665
Asset held for investment	$ 8,915
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA SOFR30A+ 02/25/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	156,657
Asset held for investment	$ 154,971
Investment interest rate	4.59%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA SOFR30A+63.448 12/25/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	424,099
Asset held for investment	$ 418,147
Investment interest rate	4.51%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NAT MTG ASN GTD REM PA SOFR30A+90 10/25/2055
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,899,477
Asset held for investment	$ 1,905,757
Investment interest rate	4.77%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FEDERAL NATL MTG AS GTD RE PTT 2017-90 KA 3% 11/25/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	180,855
Asset held for investment	$ 172,618
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FNR 2002-33 A1 7% 6/32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	23,149
Asset held for investment	$ 23,620
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FNW 2001-W3 A 7% 9/41
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,626
Asset held for investment	$ 11,556
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FNW 2002-W6 2A1 + 06/42
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	37,455
Asset held for investment	$ 37,235
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FNW 2004-W9 2A1 6.5% 2/44
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,741
Asset held for investment	$ 8,997
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FNW 2006-W1 1A1 6.5 12/45 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,764
Asset held for investment	$ 7,964
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FNW 2006-W1 1A1 6.5 12/45 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,673
Asset held for investment	$ 29,414
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASN GTD REM PA | FNW 2006-W1 1A4 8% 12/25/45
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,512
Asset held for investment	$ 7,836
Investment interest rate	8.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FEDERAL NAT MTG ASSN GTD MTG | FEDERAL NATL 30YR 6.5% 01/01/2055#DC9630
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	54,104
Asset held for investment	$ 56,172
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNGT 01-T1 A1 7.5 10/40 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,919
Asset held for investment	$ 10,036
Investment interest rate	7.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNGT 01-T1 A1 7.5 10/40 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,226
Asset held for investment	$ 13,381
Investment interest rate	7.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 15YR 3% 02/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	65,159
Asset held for investment	$ 63,385
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 15YR 3% 09/01/2028#AU6682
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	57,179
Asset held for investment	$ 56,556
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 15YR 3% 12/01/2034#CA4885
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	142,208
Asset held for investment	$ 138,337
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 15YR 3.5% 02/01/2031#AL9063
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	67,144
Asset held for investment	$ 66,613
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 15YR 3.5% 04/01/2034#BM5721
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,316
Asset held for investment	$ 18,102
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 15YR 3.5% 11/01/2026#AJ5340
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,957
Asset held for investment	$ 4,937
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 3% 09/01/2042#FS3743
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,033,514
Asset held for investment	$ 2,800,533
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 3.5% 03/01/2037#MA2923
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,066,210
Asset held for investment	$ 1,042,744
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 3.5% 04/37#MA2962 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	195,770
Asset held for investment	$ 191,400
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 3.5% 04/37#MA2962 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	191,661
Asset held for investment	$ 187,382
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4% 01/01/2037#MA2880
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	115,934
Asset held for investment	$ 114,920
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4% 05/01/2032#AX3726
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	30,899
Asset held for investment	$ 30,784
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4% 11/01/2035#MA2455 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	218,828
Asset held for investment	$ 217,736
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4% 11/01/2035#MA2455 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	72,691
Asset held for investment	$ 72,329
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 04/01/34#MA1858 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	285,786
Asset held for investment	$ 286,235
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 04/01/34#MA1858 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	137,280
Asset held for investment	$ 137,496
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 07/01/2035#MA2366 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	169,595
Asset held for investment	$ 168,748
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 07/01/2035#MA2366 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	96,580
Asset held for investment	$ 96,098
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 09/01/2034 #MA2055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	227,965
Asset held for investment	$ 227,539
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 09/01/2034 #MA2055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	88,308
Asset held for investment	$ 88,143
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 09/01/2034#MA2019
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	116,118
Asset held for investment	$ 116,119
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 10/01/2032#AL4778
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	92,999
Asset held for investment	$ 92,691
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 11/1/30 #AB1763 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	139,374
Asset held for investment	$ 138,927
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.0% 11/1/30 #AB1763 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,445
Asset held for investment	$ 8,418
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.5% #AL4165
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	205,355
Asset held for investment	$ 206,431
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.5% #AL5861
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,145
Asset held for investment	$ 28,285
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.5% 01/01/2031#MA0634
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	64,616
Asset held for investment	$ 64,997
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.5% 09/01/2031#AI8900
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	31,731
Asset held for investment	$ 31,933
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.5% 09/01/30#MA0511
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	148,217
Asset held for investment	$ 149,014
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YR 4.5% 12/33 #AL4577
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	80,265
Asset held for investment	$ 80,795
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 20YRS 4.00% 9/31 #MA3894
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	30,344
Asset held for investment	$ 30,233
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 01/01/2051#CA8473 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,005,884
Asset held for investment	$ 1,653,137
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 01/01/2051#CA8473 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,670,238
Asset held for investment	$ 1,376,516
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 02/01/2051#CA8813 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,988,022
Asset held for investment	$ 1,638,416
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 02/01/2051#CA8813 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	737,393
Asset held for investment	$ 607,718
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 02/01/2051#FM5997
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	690,426
Asset held for investment	$ 569,011
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 07/01/2050#CA6388
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,315,395
Asset held for investment	$ 1,905,324
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 09/01/2050#CA6902
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,799,180
Asset held for investment	$ 8,060,621
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 09/01/2050#CA6925
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,222,319
Asset held for investment	$ 1,005,456
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2% 10/01/2050#MA4158
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,972
Asset held for investment	$ 22,843
Investment interest rate	2.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 01/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	638,860
Asset held for investment	$ 546,119
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 02/01/2051#FM8768 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	773,116
Asset held for investment	$ 663,785
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 02/01/2051#FM8768 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	602,363
Asset held for investment	$ 517,179
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 03/01/2051#FM8215
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,922
Asset held for investment	$ 4,254
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 03/01/2052#BV4119
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	292,765
Asset held for investment	$ 248,710
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 07/01/2050#CA6238
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,293,470
Asset held for investment	$ 2,841,098
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 07/01/2050#CA6329
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,975,921
Asset held for investment	$ 4,290,902
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 07/01/2050#CA6401 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,558,765
Asset held for investment	$ 2,199,312
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 07/01/2050#CA6401 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	921,088
Asset held for investment	$ 791,694
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 08/01/2050#FM4228
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	991,435
Asset held for investment	$ 856,806
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 09/01/2050#CA6990
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,316,006
Asset held for investment	$ 5,452,423
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 2.5% 11/01/2050#FM7733
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,761,428
Asset held for investment	$ 2,383,860
Investment interest rate	2.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3% 03/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,554,897
Asset held for investment	$ 4,074,544
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3% 03/01/2052#FS0980
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	865,814
Asset held for investment	$ 775,508
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3% 05/01/2052#CB3576
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,916,424
Asset held for investment	$ 5,303,025
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 01/01/2051#FM7599 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,093,039
Asset held for investment	$ 3,822,604
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 01/01/2051#FM7599 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,001,253
Asset held for investment	$ 2,802,954
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 01/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,679
Asset held for investment	$ 20,158
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 02/01/2048#BH9277
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,006,949
Asset held for investment	$ 942,935
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 04/01/2052#BU8931
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	726,446
Asset held for investment	$ 672,773
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 05/01/2052#CB3593
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,783,524
Asset held for investment	$ 3,527,628
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 05/01/2052#MA4600 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,410,231
Asset held for investment	$ 3,158,268
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 05/01/2052#MA4600 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,082,662
Asset held for investment	$ 1,002,670
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,242,330
Asset held for investment	$ 1,150,542
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 06/01/2052#FS2140
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,238,186
Asset held for investment	$ 6,735,064
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 07/01/2052#FS2343
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,085,260
Asset held for investment	$ 2,878,519
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 07/01/2052#MA4654
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,062,483
Asset held for investment	$ 983,982
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 08/01/2052#CB4361
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,292,245
Asset held for investment	$ 1,202,422
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 12/01/2045#MA2471
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	18,287
Asset held for investment	$ 17,255
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 3.5% 12/01/45#MA2495
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	139,636
Asset held for investment	$ 131,545
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 01/01/2047#AL9717
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	34,884
Asset held for investment	$ 33,762
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 01/01/2047#BM1687
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	565,712
Asset held for investment	$ 548,569
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 04/01/2044#FM2162
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	177,851
Asset held for investment	$ 173,898
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 06/01/2052#BW0490 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,687,957
Asset held for investment	$ 3,523,184
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 06/01/2052#BW0490 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	977,575
Asset held for investment	$ 933,898
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 06/01/2052#MA4626
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	952,982
Asset held for investment	$ 908,736
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 07/01/2053#FS7754
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,122,477
Asset held for investment	$ 1,069,871
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 08/01/2052#MA4700 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,068,808
Asset held for investment	$ 1,970,404
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 08/01/2052#MA4700 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	132,001
Asset held for investment	$ 125,722
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 08/01/2052#MA4700 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,183,205
Asset held for investment	$ 1,126,925
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 09/01/2047#MA3121
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,170
Asset held for investment	$ 10,783
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 09/01/2052#MA4732 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,004,214
Asset held for investment	$ 1,911,536
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 09/01/2052#MA4732 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,206,991
Asset held for investment	$ 2,104,937
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 09/01/2052#MA4732 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	417,344
Asset held for investment	$ 398,046
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 10/01/2047#BM2003
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	45,486
Asset held for investment	$ 43,909
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 10/01/2048#BM5811
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,580
Asset held for investment	$ 12,140
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 11/49#CA4571
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,559
Asset held for investment	$ 24,561
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 12/01/2049#CA4823
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,296
Asset held for investment	$ 7,972
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 12/01/2054#FA1379 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,590,705
Asset held for investment	$ 1,514,166
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4% 12/01/2054#FA1379 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,111,577
Asset held for investment	$ 1,058,092
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 01/01/2055#MA5584
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,144,695
Asset held for investment	$ 5,024,652
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 01/43#BM1357
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	186,631
Asset held for investment	$ 186,776
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 02/01/2041#AL5440
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	60,740
Asset held for investment	$ 60,905
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 02/01/2045#AL7147 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	65,991
Asset held for investment	$ 65,836
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 02/01/2045#AL7147 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	34,435
Asset held for investment	$ 34,354
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 02/01/2046#AL9128
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	74,994
Asset held for investment	$ 75,052
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 02/01/2054#FS9443
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,102,544
Asset held for investment	$ 1,079,919
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 02/01/2055#MA5612
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,335,370
Asset held for investment	$ 7,164,211
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 02/46#AL9781
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	156,261
Asset held for investment	$ 156,432
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 03/01/2048#CA1390
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	254,834
Asset held for investment	$ 253,188
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 03/01/2050#FS3871
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	242,358
Asset held for investment	$ 241,777
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 03/01/2052#BF0045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	302,635
Asset held for investment	$ 296,403
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 04/01/2053#MA4977 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,039,065
Asset held for investment	$ 1,018,717
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 04/01/2053#MA4977 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	787,019
Asset held for investment	$ 771,606
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 05/01/2049#CA3514
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	60,115
Asset held for investment	$ 59,727
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 06/01/2046#AL8840
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	187,192
Asset held for investment	$ 187,621
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 06/01/2048#BJ9262
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	669,492
Asset held for investment	$ 664,750
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 07/46#AL8816
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	335,973
Asset held for investment	$ 335,187
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 08/01/2052#MA4701
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,028,505
Asset held for investment	$ 2,971,090
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 09/01/2042#AL2280
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,473
Asset held for investment	$ 5,475
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 09/01/2048#MA3468
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,916
Asset held for investment	$ 11,828
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 10/01/2048#CA2483
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	94,585
Asset held for investment	$ 94,063
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 10/01/2052#CB4852
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	582,339
Asset held for investment	$ 571,299
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 10/01/2052#MA4784
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	366,684
Asset held for investment	$ 359,732
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 11/01/2048#CA2643
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	332,166
Asset held for investment	$ 330,021
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 11/52#MA4805
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,518,749
Asset held for investment	$ 1,489,956
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 12/01/2048#MA3537
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	38,698
Asset held for investment	$ 38,387
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 4.5% 12/01/2053#FS6639
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,052,619
Asset held for investment	$ 1,032,334
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5% 03/01/2049#MA3617
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	91,874
Asset held for investment	$ 93,516
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5% 08/01/2054#CB8976
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	592,300
Asset held for investment	$ 596,222
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5% 09/01/2053#FS8870
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,116,341
Asset held for investment	$ 3,136,002
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5% 10/01/2052#MA4785
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,081,740
Asset held for investment	$ 1,085,860
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5% 10/01/2053#CB7235
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,577,094
Asset held for investment	$ 1,584,086
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5% 10/01/2055#CC1154
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,041,295
Asset held for investment	$ 1,043,959
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5% 12/01/2055#DF7644
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	476,898
Asset held for investment	$ 476,218
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.0% 07/01/2041#AL0546
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	65,004
Asset held for investment	$ 66,289
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 01/01/2036#849077
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,629
Asset held for investment	$ 16,202
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 01/01/2036#888223
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,964
Asset held for investment	$ 22,735
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 02/01/2038#AE0287
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	35,623
Asset held for investment	$ 36,580
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 03/01/2054#FS7426
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	816,560
Asset held for investment	$ 837,393
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 04/01/2037#AE0601
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	52,408
Asset held for investment	$ 54,088
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 05/01/2040#AE0549
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,962
Asset held for investment	$ 8,265
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 06/01/2040#890245
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	47,875
Asset held for investment	$ 49,669
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 08/01/2037#889633 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	207,240
Asset held for investment	$ 214,748
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 08/01/2037#889633 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,932
Asset held for investment	$ 7,183
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 08/01/2053#SD3630
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	746,339
Asset held for investment	$ 762,022
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 09/01/2041#AL5590
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,680
Asset held for investment	$ 1,741
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 09/01/2054#CB9209
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,538,356
Asset held for investment	$ 2,592,013
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 10/01/2054#FS9533
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	922,512
Asset held for investment	$ 942,588
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 10/01/2055#CC1228
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	691,484
Asset held for investment	$ 705,884
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 5.5% 12/01/2034#804395
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,033
Asset held for investment	$ 10,390
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 02/01/2037#889396
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,668
Asset held for investment	$ 4,912
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 02/01/2039#AL1849
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,816
Asset held for investment	$ 12,471
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 02/01/2049#FM1095
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	213,930
Asset held for investment	$ 225,310
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 06/01/2054#CB8755
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,267
Asset held for investment	$ 86,117
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 06/01/2054#CB8772
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	973,824
Asset held for investment	$ 1,007,009
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 07/01/2054#CB8858
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,541
Asset held for investment	$ 11,936
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 09/01/2038#AL6965
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,301
Asset held for investment	$ 4,524
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6% 09/01/2053#SD3916
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	888,796
Asset held for investment	$ 922,902
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.0% 02/37#AB0299
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	360
Asset held for investment	$ 378
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.0% 07/01/2039#AL3598
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	85,276
Asset held for investment	$ 89,386
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.00% 3/36 #888956
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,730
Asset held for investment	$ 28,578
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 02/01/2055#BU5727
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	157,512
Asset held for investment	$ 164,736
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 03/01/2031#535761
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,086
Asset held for investment	$ 7,367
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 04/01/2038#889474
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	23,463
Asset held for investment	$ 24,989
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 06/01/2055#CC0603
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	440,197
Asset held for investment	$ 459,321
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 08/01/2036#887303
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	776
Asset held for investment	$ 827
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 08/01/2038#AL6966
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,083
Asset held for investment	$ 6,478
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 09/01/2054#DC1965
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	50,494
Asset held for investment	$ 52,420
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 11/01/2037#953390
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	256
Asset held for investment	$ 272
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 11/01/2037#954717
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,176
Asset held for investment	$ 10,889
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 30YR 6.5% 12/01/2032#995629
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,724
Asset held for investment	$ 8,064
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 4.50% 5/41 #AI1888
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	141,075
Asset held for investment	$ 141,184
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.00% 10/33 #254903
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,980
Asset held for investment	$ 29,474
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.00% 6/40 #AD6438
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	36,389
Asset held for investment	$ 37,107
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 1/36 #745283
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,470
Asset held for investment	$ 7,741
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 1/36 #745428
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,600
Asset held for investment	$ 34,812
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 1/37 #888688
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	23,210
Asset held for investment	$ 24,067
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 1/38 #961181
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,059
Asset held for investment	$ 21,856
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 10/36 #AE0099
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,481
Asset held for investment	$ 44,937
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 11/34 #725946
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,885
Asset held for investment	$ 8,167
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 11/36 #745946
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,104
Asset held for investment	$ 3,222
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 12/35 #745412
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,153
Asset held for investment	$ 10,502
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 12/35 #888884
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	55,249
Asset held for investment	$ 57,251
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 12/39 #AD0494
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,383
Asset held for investment	$ 17,975
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 2/35 #735228
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,369
Asset held for investment	$ 5,555
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 2/38 #AE0105
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,607
Asset held for investment	$ 5,811
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 3/36 #745353
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,149
Asset held for investment	$ 2,227
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 4/35 #357748
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,520
Asset held for investment	$ 2,609
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 4/36 #745418
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,127
Asset held for investment	$ 20,870
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 4/37 #AD0249
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	79,316
Asset held for investment	$ 81,903
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 5/35 #735500
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,634
Asset held for investment	$ 8,937
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 5/36 #745516
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,270
Asset held for investment	$ 9,614
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 5/37 #190379
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,487
Asset held for investment	$ 7,765
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 5/38 #889624
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,237
Asset held for investment	$ 40,750
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 5/39 #995838
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,613
Asset held for investment	$ 2,712
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 6/33 #555531
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,794
Asset held for investment	$ 13,208
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 6/38 #889588
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,116
Asset held for investment	$ 4,272
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 6/39 #AD0527
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,757
Asset held for investment	$ 20,515
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 7/40 #AE0098
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,330
Asset held for investment	$ 20,030
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 8/37 #889565
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	911
Asset held for investment	$ 943
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 8/37 #995023
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,640
Asset held for investment	$ 1,699
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 8/37 #995024
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	22,653
Asset held for investment	$ 23,456
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 8/37 #AE0188
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,603
Asset held for investment	$ 5,800
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 9/36 #995788
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	71,879
Asset held for investment	$ 74,182
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 9/38 #AD0198 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	60,816
Asset held for investment	$ 63,031
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 5.50% 9/38 #AD0198 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,306
Asset held for investment	$ 26,227
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% #AE0801
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	36,236
Asset held for investment	$ 38,292
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 10/38 #889983
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,148
Asset held for investment	$ 4,378
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 10/38 #AD0220
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,387
Asset held for investment	$ 8,841
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 11/32 #545993
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,473
Asset held for investment	$ 2,572
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 11/34 #255459
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,733
Asset held for investment	$ 2,861
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 11/34 #735061
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,188
Asset held for investment	$ 3,341
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 11/34 #AD0163
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	83,290
Asset held for investment	$ 86,967
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 11/36 #745950
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,866
Asset held for investment	$ 9,332
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 12/33 #254984
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,920
Asset held for investment	$ 4,099
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 12/34 #735115
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,121
Asset held for investment	$ 1,174
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 12/35 #888433
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,917
Asset held for investment	$ 5,159
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 2/34 #725162
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,393
Asset held for investment	$ 13,974
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 2/36 #745256
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	37,393
Asset held for investment	$ 39,196
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 2/36 #888086
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	65,814
Asset held for investment	$ 69,234
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 3/33 #555285
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,632
Asset held for investment	$ 14,186
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 3/34 #725229
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,470
Asset held for investment	$ 29,683
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 3/34 #725330
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	44,349
Asset held for investment	$ 46,239
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 3/37 #888268
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,447
Asset held for investment	$ 11,005
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 3/37 #889506
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,142
Asset held for investment	$ 9,615
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 3/37 #995051
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	39,209
Asset held for investment	$ 41,218
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 4/35 #735502
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,995
Asset held for investment	$ 2,089
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 5/38 #889579
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,491
Asset held for investment	$ 1,574
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 6/35 #745398 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,006
Asset held for investment	$ 4,169
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 6/35 #745398 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	29,784
Asset held for investment	$ 30,994
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 8/34 #725704
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,989
Asset held for investment	$ 2,079
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 8/37 #AD0217
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	24,747
Asset held for investment	$ 25,839
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.00% 8/38 #929836
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,577
Asset held for investment	$ 14,369
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 10/35 #889341
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,609
Asset held for investment	$ 13,170
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 10/41 #AL0885
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,399
Asset held for investment	$ 13,200
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 11/36 #902382
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	719
Asset held for investment	$ 767
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 11/37 #899859
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	170
Asset held for investment	$ 181
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 12/36 #901646
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,259
Asset held for investment	$ 1,335
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 12/36 #905906
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,195
Asset held for investment	$ 3,406
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 2/38 #310048 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,099
Asset held for investment	$ 45,957
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 2/38 #310048 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,025
Asset held for investment	$ 4,292
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 3/35 #735417
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	24,274
Asset held for investment	$ 25,484
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 3/35 #735570
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,175
Asset held for investment	$ 14,834
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 7/32 #545759
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,935
Asset held for investment	$ 12,478
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 7/38 #889782
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,086
Asset held for investment	$ 18,276
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 8/39 #AD0130 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	76,377
Asset held for investment	$ 81,554
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 6.50% 8/39 #AD0130 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,510
Asset held for investment	$ 4,816
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 7.00% 10/37 #256939
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,932
Asset held for investment	$ 6,442
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 7.00% 11/37 #256985
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,699
Asset held for investment	$ 9,456
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 7.00% 8/37 #256851
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,472
Asset held for investment	$ 11,374
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA 7.00% 9/29 #511384
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	145
Asset held for investment	$ 152
Investment interest rate	7.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 01/01/2046#AL7899
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	40,624
Asset held for investment	$ 41,894
Investment interest rate	6.45%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 01/01/2046#AX5655
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,341
Asset held for investment	$ 20,974
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 01/01/2049#BM5402
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	358,923
Asset held for investment	$ 368,907
Investment interest rate	6.29%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 04/01/2042#AO0824
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,694
Asset held for investment	$ 8,002
Investment interest rate	6.68%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 04/01/2046#AL8267
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	84,333
Asset held for investment	$ 87,030
Investment interest rate	6.57%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 04/01/2049#BM5750
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	256,634
Asset held for investment	$ 261,726
Investment interest rate	3.22%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 05/01/2035#825252 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,335
Asset held for investment	$ 1,370
Investment interest rate	6.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 05/01/2035#825252 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,642
Asset held for investment	$ 1,685
Investment interest rate	6.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 06/01/2034#777133
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,845
Asset held for investment	$ 16,203
Investment interest rate	6.29%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 07/01/2052#841463
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,044,442
Asset held for investment	$ 957,389
Investment interest rate	2.16%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 08/01/2038#981434
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,523
Asset held for investment	$ 6,780
Investment interest rate	6.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 09/01/2035#832729
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,721
Asset held for investment	$ 7,990
Investment interest rate	6.47%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 09/01/2046#AL9011 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,938
Asset held for investment	$ 21,665
Investment interest rate	6.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 09/01/2046#AL9011 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,578
Asset held for investment	$ 9,910
Investment interest rate	6.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 10/01/2048#BM4873
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	378,208
Asset held for investment	$ 388,724
Investment interest rate	6.36%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 11/01/2044#AX0875
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	24,007
Asset held for investment	$ 24,817
Investment interest rate	6.12%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 12/01/2038#AE0557 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	88,519
Asset held for investment	$ 91,856
Investment interest rate	6.92%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 12/01/2038#AE0557 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	22,077
Asset held for investment	$ 22,909
Investment interest rate	6.92%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 0% 12/01/2049#BM6222
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	212,104
Asset held for investment	$ 218,397
Investment interest rate	6.28%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 2.181% 04/01/2044#AL6208
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,388
Asset held for investment	$ 18,038
Investment interest rate	6.46%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 2.198% 06/42#AO5135
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	27,726
Asset held for investment	$ 28,756
Investment interest rate	6.55%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 2.907% 09/01/2044#AT7040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,671
Asset held for investment	$ 20,350
Investment interest rate	6.33%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 2.919% 12/01/2049#BM6181
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,511,989
Asset held for investment	$ 2,437,784
Investment interest rate	2.75%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 2.938% 01/01/2045 #AL6377
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	70,354
Asset held for investment	$ 72,558
Investment interest rate	6.40%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 3.03% 11/35 #745216
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,198
Asset held for investment	$ 2,267
Investment interest rate	6.31%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 3.27% 1/33 #677052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,953
Asset held for investment	$ 3,016
Investment interest rate	6.13%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 3.359% 10/01/2049#BM6149
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	440,474
Asset held for investment	$ 447,696
Investment interest rate	3.33%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 4.453% 10/01/2033#725693
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	20,774
Asset held for investment	$ 21,410
Investment interest rate	6.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 4.817% 08/01/2053#841607
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,380,294
Asset held for investment	$ 1,382,485
Investment interest rate	4.75%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 4.84% 7/35 #832100
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,455
Asset held for investment	$ 11,783
Investment interest rate	6.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 4.90% 3/36 #879052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,063
Asset held for investment	$ 9,318
Investment interest rate	6.46%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 4.92% 8/38 #983349
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,596
Asset held for investment	$ 9,979
Investment interest rate	6.57%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 5.04% 7/35 #834927
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,427
Asset held for investment	$ 14,696
Investment interest rate	6.19%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 5.48% 12/35 #848522
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,543
Asset held for investment	$ 1,578
Investment interest rate	6.22%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 5.51% 7/36 #745777
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,934
Asset held for investment	$ 9,188
Investment interest rate	6.37%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 5.77% 8/37 #949782
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,442
Asset held for investment	$ 1,488
Investment interest rate	6.28%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 5.79% 12/37 #966635
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,792
Asset held for investment	$ 22,266
Investment interest rate	5.92%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 5.92% 12/36 #905196
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,428
Asset held for investment	$ 6,680
Investment interest rate	6.41%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM 5.99% 8/36 #745761
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,190
Asset held for investment	$ 6,410
Investment interest rate	6.45%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM RFT1Y+159 09/45#AX5628
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	24,396
Asset held for investment	$ 25,216
Investment interest rate	6.34%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM RFT1Y+178.8 7 5/38 #908482
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,263
Asset held for investment	$ 1,308
Investment interest rate	6.79%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM RFT1Y+183 8 4/38 #956679
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	13,069
Asset held for investment	$ 13,564
Investment interest rate	6.83%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA ARM RFT1Y+188.1 84 5/38#963117
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	262
Asset held for investment	$ 272
Investment interest rate	6.91%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNMA FHAL 6% 03/01/2039#AB8053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,572
Asset held for investment	$ 20,232
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FNMA GTD MTG PASS THRU CTF | FNR 2002-90 A1 6.5 6/42
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	53,913
Asset held for investment	$ 55,031
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 M2 SOFR30A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	925,000
Asset held for investment	$ 931,877
Investment interest rate	5.67%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 SOFR30A+21
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	712,237
Asset held for investment	$ 721,920
Investment interest rate	5.97%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 SOFR30A+29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	162,921
Asset held for investment	$ 165,793
Investment interest rate	6.82%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 | STACR 2025-DNA3 30YR 0% 09/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	572,263
Asset held for investment	$ 572,650
Investment interest rate	4.97%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 | STACR 2025-DNA4 M1 SOFR30A+110 10/25/2045 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	113,352
Asset held for investment	$ 113,405
Investment interest rate	4.97%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2021-DNA1 | STACR REMIC TRUST 2025-DNA4 A1 SOFR30A+90 10/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	323,750
Asset held for investment	$ 323,889
Investment interest rate	4.77%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2024-HQA1 | FREDDIE MAC STACR REMIC TRUST 2024-HQA1 A1 SOFR30A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	991,450
Asset held for investment	$ 994,549
Investment interest rate	5.12%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC STACR REMIC TRUST 2024-HQA1 | FREDDIE MAC STACR REMIC TRUST 25-DNA1 A1 SOFR30A+9
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	151,250
Asset held for investment	$ 151,453
Investment interest rate	4.82%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHL ARM 2.88% 10/01/44#849505
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	48,095
Asset held for investment	$ 49,636
Investment interest rate	6.29%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM 30YR 4% 04/01/2053#SL1300
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,672,957
Asset held for investment	$ 3,506,559
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM 30YR 6% 05/01/2055#QY1706
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	533,054
Asset held for investment	$ 549,595
Investment interest rate	6.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM 30YR 6.5% 01/01/2055#QX2526
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	87,599
Asset held for investment	$ 91,126
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM 30YR 6.5% 01/01/2055#QX3636
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,089
Asset held for investment	$ 29,237
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM 30YR 6.5% 06/01/2055#SL1563
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	873,466
Asset held for investment	$ 911,017
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 01/45#849625
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	44,686
Asset held for investment	$ 46,134
Investment interest rate	6.32%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 02/01/2037#1N1433
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	14,194
Asset held for investment	$ 14,412
Investment interest rate	6.10%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 04/01/2037#1G1684
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	26,984
Asset held for investment	$ 27,760
Investment interest rate	6.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 05/01/2044#849312
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,815
Asset held for investment	$ 9,096
Investment interest rate	6.61%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 08/01/2042#849207
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	24,353
Asset held for investment	$ 25,349
Investment interest rate	6.52%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 08/01/2046#840419
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	58,690
Asset held for investment	$ 60,611
Investment interest rate	6.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 08/46#840380
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	61,383
Asset held for investment	$ 63,287
Investment interest rate	6.15%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 10/01/2045#849820
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	28,584
Asset held for investment	$ 29,506
Investment interest rate	6.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 11/01/2039#1Q1535
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	15,156
Asset held for investment	$ 15,643
Investment interest rate	6.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 12/01/2045#2B4962 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	44,973
Asset held for investment	$ 46,374
Investment interest rate	5.99%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0% 12/01/2045#2B4962 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	33,095
Asset held for investment	$ 34,126
Investment interest rate	5.99%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0.0% 02/01/2037#1G1496
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,065
Asset held for investment	$ 2,127
Investment interest rate	6.73%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0.0% 05/01/2037#1G1921
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,272
Asset held for investment	$ 1,314
Investment interest rate	6.69%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 0.0% 05/01/2038#847962
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,690
Asset held for investment	$ 6,913
Investment interest rate	6.62%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.21% 8/36 #1Q0142
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	17,133
Asset held for investment	$ 17,455
Investment interest rate	6.19%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.37% 1/36 #1H2581
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,542
Asset held for investment	$ 10,782
Investment interest rate	6.31%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.54% 01/01/2042#849254
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	19,765
Asset held for investment	$ 20,606
Investment interest rate	6.68%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.57% 9/35 #1Q0107
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,912
Asset held for investment	$ 3,007
Investment interest rate	6.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.756% 05/01/2046#840286 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	66,905
Asset held for investment	$ 69,005
Investment interest rate	6.37%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.756% 05/01/2046#840286 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,997
Asset held for investment	$ 34,033
Investment interest rate	6.37%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.785% 10/45#849849
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	43,728
Asset held for investment	$ 45,153
Investment interest rate	6.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.822% 07/01/2046#2B5468
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	235,432
Asset held for investment	$ 243,120
Investment interest rate	6.36%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.896% 02/01/45#2B3797 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	99,579
Asset held for investment	$ 102,503
Investment interest rate	6.62%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 2.896% 02/01/45#2B3797 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,963
Asset held for investment	$ 26,726
Investment interest rate	6.62%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 3.06% 05/01/2044#849327 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	174,377
Asset held for investment	$ 179,991
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 3.06% 05/01/2044#849327 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	87,270
Asset held for investment	$ 90,079
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 3.078% 04/01/2044#849278
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	25,441
Asset held for investment	$ 26,242
Investment interest rate	6.51%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 3.134% 05/44#849399
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	93,157
Asset held for investment	$ 96,171
Investment interest rate	6.47%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 4.60% 6/38 #1G2860
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,571
Asset held for investment	$ 10,891
Investment interest rate	6.48%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 4.69% 9/35 #1G1114
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,534
Asset held for investment	$ 1,580
Investment interest rate	6.48%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.02% 3/36 #1Q0081
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,502
Asset held for investment	$ 3,628
Investment interest rate	6.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.21% 2/37 #1J0248
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	689
Asset held for investment	$ 713
Investment interest rate	6.93%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.55% 10/36 #1G2603
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,503
Asset held for investment	$ 3,608
Investment interest rate	6.36%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.74% 10/37 #1G2241
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,253
Asset held for investment	$ 9,593
Investment interest rate	6.37%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.78% 2/37 #1Q0196
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,389
Asset held for investment	$ 2,476
Investment interest rate	6.99%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.90% 1/37 #1B3203
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	11,226
Asset held for investment	$ 11,595
Investment interest rate	6.36%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.93% 12/36 #1G1353
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,033
Asset held for investment	$ 1,073
Investment interest rate	6.22%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 5.98% 10/36 #1H1351
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	191
Asset held for investment	$ 195
Investment interest rate	6.32%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM 6.01% 11/36 #1G1326
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,107
Asset held for investment	$ 2,193
Investment interest rate	6.40%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FHLM ARM RFT1Y+208.3 2/38 #1J0889
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,676
Asset held for investment	$ 10,062
Investment interest rate	6.96%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | FREDDIE MAC | FSPC T-51 1A CSTR 9/43
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	297,643
Asset held for investment	$ 313,128
Investment interest rate	6.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GALTON FDG MTG TR 2019-1 | GALTON FUNDING MORTGAGE TRUST 2019-1 A32 4% 02/25/2059
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,400
Asset held for investment	$ 8,080
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GCAT 2025-NQM1 TRUST | GCAT 2025-NQM1 TRUST 5.373% 11/25/2069 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	422,319
Asset held for investment	$ 426,070
Investment interest rate	5.37%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 3% 09/20/2047#MA4718
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	719,679
Asset held for investment	$ 655,058
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4% 04/20/2050#BS6831
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,975
Asset held for investment	$ 2,840
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4% 04/20/2050#BS6832
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,329
Asset held for investment	$ 4,132
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4% 04/20/2050#BS6833
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,037
Asset held for investment	$ 989
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4% 04/20/2050#BS9707
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,431
Asset held for investment	$ 2,318
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4% 04/20/2050#BS9717
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	10,336
Asset held for investment	$ 9,866
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4% 10/20/2050#MA6934
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	323,051
Asset held for investment	$ 310,162
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4.5% 03/20/2044#MA1762
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	262,853
Asset held for investment	$ 262,505
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 4.50% 7/40 #004746
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	21,412
Asset held for investment	$ 21,426
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5% 01/01/2056 #TBA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,035,000
Asset held for investment	$ 3,027,641
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5% 01/20/2048#MA4965
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	154,573
Asset held for investment	$ 157,780
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5% 02/20/2048#MA5022
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	47,514
Asset held for investment	$ 48,500
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5% 1/36 #003805
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,730
Asset held for investment	$ 2,780
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5% 12/34 #003651
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,119
Asset held for investment	$ 5,208
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5% 5/36 #003850
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,430
Asset held for investment	$ 3,493
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5.00% 11/39 #004578
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	130,527
Asset held for investment	$ 133,060
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5.00% 12/35 #003795
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,421
Asset held for investment	$ 3,482
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5.00% 2/40 #004637
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,500
Asset held for investment	$ 5,607
Investment interest rate	5.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5.5% 02/20/2049#MA5766
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	95,434
Asset held for investment	$ 98,778
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5.5% 03/20/2048#MA5081
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	16,518
Asset held for investment	$ 17,135
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5.5% 03/20/2049#MA5820
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	6,942
Asset held for investment	$ 7,198
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 5.5% 12/20/2048#MA5654
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	24,932
Asset held for investment	$ 25,805
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GNMA II | GNII II 8.5% 07/20/2026#002250
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	42
Asset held for investment	$ 42
Investment interest rate	8.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GNR 2022-H09 FA SOFR30A+67 04/20/2072 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,683,515
Asset held for investment	$ 1,679,461
Investment interest rate	4.59%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GNR 2022-H09 FA SOFR30A+67 04/20/2072 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,149,546
Asset held for investment	$ 1,146,778
Investment interest rate	4.59%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT SOFR30A+ 03/20/2072
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	700,632
Asset held for investment	$ 700,803
Investment interest rate	4.67%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT SOFR30A+ 06/20/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,547,493
Asset held for investment	$ 1,539,642
Investment interest rate	4.42%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT SOFR30A+ 12/20/2071
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,121,861
Asset held for investment	$ 1,124,424
Investment interest rate	4.74%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT SOFR30A+75 03/20/2072 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,054,150
Asset held for investment	$ 2,054,751
Investment interest rate	4.67%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT SOFR30A+75 03/20/2072 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	947,926
Asset held for investment	$ 948,203
Investment interest rate	4.67%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT SOFR30A+85 01/20/2072
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,150,144
Asset held for investment	$ 1,154,174
Investment interest rate	4.77%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT SOFR30A+97 05/20/2072
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	663,376
Asset held for investment	$ 668,089
Investment interest rate	4.89%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG AS REMIC PT | GOVERNMENT NAT MTG AS REMIC PT TSFR12M+ 02/20/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	462,055
Asset held for investment	$ 463,615
Investment interest rate	4.92%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG AS REMIC PT TSFR12M+117.513 07/20/2069
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,214,170
Asset held for investment	$ 1,228,870
Investment interest rate	5.24%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG ASSN HECM DF TSFR12M+73.513 07/20/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	273,463
Asset held for investment	$ 274,388
Investment interest rate	4.60%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG ASSN HECM TSFR12M+ 02/20/2069
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	255,196
Asset held for investment	$ 257,074
Investment interest rate	5.27%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG ASSN HECM TSFR12M+ 11/20/2066
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	388,839
Asset held for investment	$ 390,925
Investment interest rate	4.59%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG ASSN HECM TSFR12M+76.513 02/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	302,222
Asset held for investment	$ 303,326
Investment interest rate	4.83%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG ASSN HECM TSFR12M+79.513 05/20/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	266,112
Asset held for investment	$ 265,836
Investment interest rate	4.56%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG ASSN HECM TSFR12M+96.513 09/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,074,892
Asset held for investment	$ 5,108,772
Investment interest rate	5.03%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NAT MTG ASSN HECM MBS REMIC P | GOVERNMENT NAT MTG ASSN HECM TSFR1M+ 09/20/2069
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,494,907
Asset held for investment	$ 1,493,519
Investment interest rate	4.71%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GINNIE MAE I POOL 30YR 5.5% 09/45#784653
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	86,513
Asset held for investment	$ 88,986
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 3.5% 03/43 #AD8825
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	71,463
Asset held for investment	$ 67,588
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 3.5% 07/20/2052#MA8149
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,727,530
Asset held for investment	$ 1,590,684
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 4% 03/48#BE6823
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,026
Asset held for investment	$ 11,523
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 4% 04/20/2050#BT2982
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,120
Asset held for investment	$ 3,930
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 4% 04/20/2050#BT2983
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,904
Asset held for investment	$ 4,681
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 4% 04/20/2050#BU2156
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	9,809
Asset held for investment	$ 9,362
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 4% 04/20/2050#BU2157
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	7,426
Asset held for investment	$ 7,083
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 4% 10/20/2052#MA8346
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	524,709
Asset held for investment	$ 500,044
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GOVERNMENT NATL MORTGAGE ASSOC | GNMA II 5.5% 09/20/2054#MA9906
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,152,249
Asset held for investment	$ 1,166,060
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GS MTG SECS TR 2017-GS6 | GS MTG SECS TR 2017-GS6 3.433% 05/10/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	720,000
Asset held for investment	$ 711,966
Investment interest rate	3.43%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | GS MTG-BACKED SECS TR 2014-EB1A 2A1 CSTR 07/25/204 | GS MTG-BACKED SECS TR 2014-EB1A 2A1 CSTR 07/25/204
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,056
Asset held for investment	$ 2,056
Investment interest rate	5.76%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | HILT COMMERCIAL MORTGAGE TRUST 2024-ORL | HILT COMMERCIAL MORTGAGE TRUST 2024-ORL B TSFR1M+1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	765,000
Asset held for investment	$ 766,418
Investment interest rate	5.69%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | HOMES 2025-NQM2 TRUST | HOMES 2025-NQM2 TRUST 5.425% 02/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	354,697
Asset held for investment	$ 357,764
Investment interest rate	5.43%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | HOMES 2025-NQM4 TRUST | HOMES 25-NQM4 A1 TRUST 5.22% 08/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	517,335
Asset held for investment	$ 519,942
Investment interest rate	5.22%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | HYT COMMERCIAL MORTGAGE TRUST 2024-RGCY | HYT COMMERCIAL MORTGAGE TRUST 2024-RGCY TSFR1M+184
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	525,000
Asset held for investment	$ 525,979
Investment interest rate	5.59%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ILLINOIS ST | IL ST TAXMUNI 5.1% 6/01/33 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,875,980
Asset held for investment	$ 1,922,635
Investment interest rate	5.10%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | ILLINOIS ST | IL ST TAXMUNI 5.1% 6/01/33 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,098,480
Asset held for investment	$ 2,150,669
Investment interest rate	5.10%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | IMPERIAL FUND MORTGAGE TRUST 2021-NQM2 | IMPERIAL FUND MORTGAGE TRUST 1.516% 09/25/2056 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	157,617
Asset held for investment	$ 135,927
Investment interest rate	1.52%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | IMPERIAL FUND MORTGAGE TRUST 2022-NQM4 | IMPERIAL FUND MORTGAGE TRUST 2022-NQM4 A1 4.767% 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	483,226
Asset held for investment	$ 483,981
Investment interest rate	5.77%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | J P MORGAN MTG TR 2025-DSC1 | JP MORGAN MORTGAGE TRUST SERIES 2025-DSC1 A1 VAR 0
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	802,480
Asset held for investment	$ 811,301
Investment interest rate	5.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | JP MORGAN CHASE COMMERCIAL MORTGAGE SECU | JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES TRU
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	580,000
Asset held for investment	$ 572,036
Investment interest rate	2.85%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | JP MORGAN MORTGAGE TRUST 2025-DSC2 | JP MORGAN MORTGAGE TRUST 2025-DSC2 5.195% 10/25/2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	368,668
Asset held for investment	$ 370,892
Investment interest rate	5.20%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | JP MORGAN MORTGAGE TRUST SERIES 2025-NQM | JP MORGAN MORTGAGE TRUST SERIES 2025-NQM3 5.495% 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	270,655
Asset held for investment	$ 273,234
Investment interest rate	5.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | LSTAR COML MTG TR 2017-5 | LSTAR COML MTG TR 2017-5 4.021% 03/10/2050 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,500,000
Asset held for investment	$ 1,461,971
Investment interest rate	4.02%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | MED COML MTG TR 2024-MOB | MED COML MTG TR 2024-MOB A TSFR1M+159.151 05/15/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	380,000
Asset held for investment	$ 378,585
Investment interest rate	5.34%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | METLIFE SECURITIZATION TR 2017-1 | METLIFE SECURITIZATION TR 2017-1 3% 04/25/2055 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	203,521
Asset held for investment	$ 196,875
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | MFA 2023-INV2 TRUST | MFA 2023-INV2 TRUST STEP 10/25/2058 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	423,113
Asset held for investment	$ 427,665
Investment interest rate	7.18%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | MFA 2025-NQM4 TRUST | MFA 2025-NQM4 TRUST 5.54% 08/25/2070 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,466,806
Asset held for investment	$ 1,465,557
Investment interest rate	5.07%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | MORGAN STANLEY BK AMER TR 2025-C35 | MORGAN STANLEY BK AMER TR 2025-C35 4.609% 08/15/2058
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	95,499
Asset held for investment	$ 96,214
Investment interest rate	4.61%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | MORGAN STANLEY CAPITAL I | MORGAN STANLEY CAPITAL I 2.782% 08/15/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,290,000
Asset held for investment	$ 1,276,496
Investment interest rate	2.78%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN | MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	115,925
Asset held for investment	$ 116,926
Investment interest rate	5.44%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | NEW JERSEY ST TPK AUTH TPK REV | NEW JERSEY ST TPK AUTH TPK REVBUILD AMERICA BDS-TA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	125,000
Asset held for investment	$ 149,818
Investment interest rate	7.41%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | NEW JERSEY ST TPK AUTH TPK REV | NEW JERSEY ST TPK AUTH TPK REVBUILD AMERICA BONDS- 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	500,000
Asset held for investment	$ 584,200
Investment interest rate	7.10%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | NEW JERSEY ST TPK AUTH TPK REV | NEW JERSEY ST TPK AUTH TPK REVBUILD AMERICA BONDS- 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,275,000
Asset held for investment	$ 1,489,709
Investment interest rate	7.10%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2025 | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2025-NQM4 A1 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	531,902
Asset held for investment	$ 536,196
Investment interest rate	5.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2025 | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2025-NQM4 A2 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,063,805
Asset held for investment	$ 1,075,925
Investment interest rate	5.60%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2025 | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2025-NQM7 5.26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	300,000
Asset held for investment	$ 300,430
Investment interest rate	5.26%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | NEW RESIDENTIAL MTG LN TR 2025-NQM6 | NRZT 2025-NQM6 VAR 10/25/2065 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,255,000
Asset held for investment	$ 1,256,952
Investment interest rate	5.08%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | OBX 2019-EXP3 TR | OBX 2019-EXP3 TR 2A1 2.7775% 10/25/2059 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	63,864
Asset held for investment	$ 63,788
Investment interest rate	4.75%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | OBX 2021-NQM1 TR | OBX 2021-NQM1 A3 TR 1.329% 02/25/2066 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	447,673
Asset held for investment	$ 393,734
Investment interest rate	1.33%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | OBX 2025-NQM15 TRUST | OBX 2025-NQM15 TRUST 5.143% 07/27/2065 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	239,761
Asset held for investment	$ 240,726
Investment interest rate	5.14%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | OBX 2025-NQM15 TRUST | OBX 2025-NQM15 TRUST 5.4927% 07/27/2065 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	249,163
Asset held for investment	$ 248,951
Investment interest rate	5.02%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | OSS 2024-H6 MTG TR | OSS 2024-H6 MTG TR 5.383% 09/25/2069 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	957,218
Asset held for investment	$ 960,672
Investment interest rate	5.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | RCKT MORTGAGE TRUST 2024-CES9 | RCKT MORTGAGE TRUST 2024-CES9 STEP 12/25/2044 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	102,417
Asset held for investment	$ 103,479
Investment interest rate	5.58%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | SANTANDER MORTGAGE ASSET RECEIVABLE TRUS | SANTANDER MORTGAGE ASSET RECEIVABLE TRUST 2025-NQM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	245,396
Asset held for investment	$ 245,953
Investment interest rate	5.14%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | SDR COMMERCIAL MORTGAGE TRUST 2024-DSNY | SDR COMMERCIAL MORTGAGE TRUST 2024-DSNY TSFR1M+174
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	635,000
Asset held for investment	$ 633,413
Investment interest rate	5.49%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | SEASONED CREDIT RISK TRANSFER TRUST SERI | SEASONED CREDIT RISK TRANSFER TRUST SERIES 2016-1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	254,996
Asset held for investment	$ 249,556
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | SEMT 2018-CH2 A3 4% 06/48 | SEQUOIA MTG TR 2018-CH2 A3 4% 06/25/2048 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	32,621
Asset held for investment	$ 30,336
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | SEQUOIA MTG TR 2018-CH3 | SEQUOIA MTG TR 2018-CH3 4.5% 08/25/2048 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	737
Asset held for investment	$ 733
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | SG RESIDENTIAL MTG TR 2025-1 | SG RESIDENTIAL MTG TR 2025-1 A1 VAR 12/25/2065 144
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	380,000
Asset held for investment	$ 380,525
Investment interest rate	5.10%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | SG RESIDENTIAL MTG TR 2025-1 | SG RESIDENTIAL MTG TR 2025-1 A2 5.25% 12/25/2065 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	135,000
Asset held for investment	$ 135,185
Investment interest rate	5.25%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | STARWOOD MORTGAGE RESIDENTIAL TRUST 2021 | STARWOOD MORTGAGE RESIDENTIAL TRUST 2021-4 1.162%
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	736,342
Asset held for investment	$ 662,013
Investment interest rate	1.16%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | TOORAK MORTGAGE CORP 2018-1 LTD | TOORAK MORTGAGE CORP 2018-1 LTD 1.562% 07/25/2056
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	254,322
Asset held for investment	$ 233,075
Investment interest rate	1.56%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | TOWD POINT MORTGAGE TRUST 2019-HY3 | TOWD POINT MORTGAGE TRUST 2019-HY3 M1 TSFR1M+161.4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	260,000
Asset held for investment	$ 264,375
Investment interest rate	5.35%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | TX TR 2024-HOU | TX TR 2024-HOU B TSFR1M+209.066 06/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	835,000
Asset held for investment	$ 835,988
Investment interest rate	5.84%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 2.875% 05/15/2052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	600,000
Asset held for investment	$ 419,250
Investment interest rate	2.88%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 2.875% 05/15/2052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,888,000
Asset held for investment	$ 1,319,240
Investment interest rate	2.88%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 3% 08/15/2052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,056,000
Asset held for investment	$ 756,319
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 3% 08/15/2052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,212,000
Asset held for investment	$ 3,016,680
Investment interest rate	3.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 3.375% 08/15/2042
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,430,000
Asset held for investment	$ 1,208,350
Investment interest rate	3.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 3.625% 05/15/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,094,000
Asset held for investment	$ 2,502,877
Investment interest rate	3.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.125% 08/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,769,000
Asset held for investment	$ 4,376,862
Investment interest rate	4.13%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.125% 08/15/2053 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	5,331,000
Asset held for investment	$ 4,719,184
Investment interest rate	4.13%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.125% 08/15/2053 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,955,000
Asset held for investment	$ 1,730,633
Investment interest rate	4.13%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.25% 08/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,284,000
Asset held for investment	$ 1,160,917
Investment interest rate	4.25%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.5% 02/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	632,000
Asset held for investment	$ 611,411
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.5% 11/15/2054
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,494,000
Asset held for investment	$ 1,409,145
Investment interest rate	4.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.625% 11/15/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,053,000
Asset held for investment	$ 2,991,702
Investment interest rate	4.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.625% 11/15/2045 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,321,000
Asset held for investment	$ 1,290,865
Investment interest rate	4.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | UNITED STATES TREASURY BOND 4.625% 11/15/2045 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,945,000
Asset held for investment	$ 3,855,005
Investment interest rate	4.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | USTN TII 1.5% 02/15/2053 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,276,000
Asset held for investment	$ 1,090,934
Investment interest rate	1.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | USTN TII 1.5% 02/15/2053 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	1,898,000
Asset held for investment	$ 1,622,721
Investment interest rate	1.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | USTN TII 2.375% 02/15/2055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	552,000
Asset held for investment	$ 540,865
Investment interest rate	2.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UNITED STATES TREASURY BOND | USTN TII 2.375% 02/15/2055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	513,000
Asset held for investment	$ 502,652
Investment interest rate	2.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 3.375% 11/30/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	12,890,000
Asset held for investment	$ 12,865,328
Investment interest rate	3.38%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 3.5% 09/30/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,940,000
Asset held for investment	$ 4,940,965
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 3.5% 10/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	35,255,000
Asset held for investment	$ 35,263,263
Investment interest rate	3.50%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 3.625% 08/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	38,550,000
Asset held for investment	$ 38,635,834
Investment interest rate	3.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 3.625% 09/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,191,000
Asset held for investment	$ 2,182,527
Investment interest rate	3.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 3.875% 07/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	8,405,000
Asset held for investment	$ 8,475,917
Investment interest rate	3.88%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 3.875% 09/30/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,452,000
Asset held for investment	$ 2,444,433
Investment interest rate	3.88%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 4% 07/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	809,000
Asset held for investment	$ 813,235
Investment interest rate	4.00%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 4.25% 01/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	3,610,000
Asset held for investment	$ 3,663,163
Investment interest rate	4.25%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 4.25% 05/15/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,309,000
Asset held for investment	$ 4,344,684
Investment interest rate	4.25%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | UST NOTES 4.75% 02/15/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	4,313,000
Asset held for investment	$ 4,291,098
Investment interest rate	4.75%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | UST NOTES | USTN TII 1.625% 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	2,855,000
Asset held for investment	$ 2,935,464
Investment interest rate	1.63%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | VERUS SECURITIZATION TR 2025-3 | VERUS SECURITIZATION TR 2025-3 A1 VAR 05/25/2070
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	295,342
Asset held for investment	$ 298,724
Investment interest rate	5.62%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | VERUS SECURITIZATION TRUST 2021 | VERUS SECURITIZATION TRUST 2021 1.437% 06/25/2066
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	581,126
Asset held for investment	$ 517,165
Investment interest rate	1.44%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | VERUS SECURITIZATION TRUST 2023-8 | VERUS SECURITIZATION TRUST 2023-8 6.6642% 12/25/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	446,110
Asset held for investment	$ 451,524
Investment interest rate	6.66%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | VERUS SECURITIZATION TRUST 2025-7 | VERUS SECURITIZATION TRUST 2025-7 A1F 5.53601% 08/25/2070
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	656,634
Asset held for investment	$ 656,632
Investment interest rate	5.07%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | VERUS SECURITIZATION TRUST 23-6 | VERUS SECURITIZATION TRUST 23-6 6.939% 09/25/2068
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	235,354
Asset held for investment	$ 237,635
Investment interest rate	6.94%
Investment, Identifier [Axis]: U.S. GOVERNMENT DEBT SECURITIES | WSTN TRUST 2023-MAUI | WSTN TRUST 2023-MAUI VAR 07/05/2037 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares held (in shares) | shares	920,000
Asset held for investment	$ 934,875
Investment interest rate	7.02%